File No. 333-89236
                                                              File No. 811-21104
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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]
                     Pre-Effective Amendment No.                       [ ]
                                                 ----------
                     Post-Effective Amendment No.   10                 [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]
                                    Amendment No.   15                 [X]
                                                 ----------

                        (Check appropriate box or boxes)

                           VARIABLE ANNUITY ACCOUNT A
                           (Exact Name of Registrant)

      First Security Benefit Life Insurance and Annuity Company of New York
                               (Name of Depositor)

          800 Westchester Ave., Suite 641 N, Rye Brook, New York 10573
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 1-800-355-4570

                         Amy J. Lee, Associate General Counsel
         First Security Benefit Life Insurance and Annuity Company of New York
                One Security Benefit Place, Topeka, KS 66636-0001
                     (Name and address of Agent for Service)

It is proposed that this filing will become effective:

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X]   on May 1, 2010, pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]   on May 1, 2010, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.


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                                    [LOGO] First Security Benefit Life Insurance
                                           and Annuity Company of New York


PROSPECTUS                                May 1, 2010


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ADVISORDESIGNS(R) VARIABLE ANNUITY
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Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York offered by Security Distributors, Inc.

7910                                                      32-79102-00 2009/05/01
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                        ADVISORDESIGNS(R) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

             ISSUED BY:                        MAILING ADDRESS:
   FIRST SECURITY BENEFIT LIFE INSURANCE   FIRST SECURITY BENEFIT LIFE INSURANCE
      AND ANNUITY COMPANY OF NEW YORK         AND ANNUITY COMPANY OF NEW YORK
   800 WESTCHESTER AVE., SUITE 641 N       P.O. BOX 750497
   RYE BROOK, NY 10573                     TOPEKA, KANSAS 66675-0497
   1-800-355-4570                          1-800-888-2461
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      This Prospectus describes the AdvisorDesigns Variable Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract") offered by First Security Benefit Life Insurance and Annuity Company of New York (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your purchase payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account A. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:(1)


o     Direxion Dynamic VP HY Bond

o     Dreyfus VIF International Value

o     Federated Fund for U.S. Government Securities II

o     Federated High Income Bond II

o     Fidelity(R) VIP Contrafund(R)

o     Fidelity(R) VIP Growth Opportunities

o     Fidelity(R) VIP Index 500

o     Fidelity(R) VIP Investment-Grade Bond

o     Franklin Small-Mid Cap Growth Securities

o     Invesco V.I. Capital Appreciation(3)

o     Invesco V.I. International Growth(3)

o     Invesco V.I. Mid Cap Core Equity(3)

o     Neuberger Berman AMT Guardian

o     Neuberger Berman AMT Partners

o     Oppenheimer Main Street Small Cap Fund(R)/VA

o     PIMCO VIT Low Duration

o     PIMCO VIT Real Return

o     PIMCO VIT Total Return

o     Rydex VT Banking

o     Rydex VT Basic Materials

o     Rydex VT Biotechnology

o     Rydex VT Commodities Strategy

o     Rydex VT Consumer Products

o     Rydex VT Dow 2x Strategy

o     Rydex VT Electronics

o     Rydex VT Energy

o     Rydex VT Energy Services

o     Rydex VT Europe 1.25x Strategy

o     Rydex VT Financial Services

o     Rydex VT Government Long Bond 1.2x Strategy

o     Rydex VT Health Care

o     Rydex VT Internet

o     Rydex VT Inverse Dow 2x Strategy

o     Rydex VT Inverse Government Long Bond Strategy

o     Rydex VT Inverse Mid-Cap Strategy

o     Rydex VT Inverse NASDAQ-100(R) Strategy

o     Rydex VT Inverse Russell 2000(R) Strategy

o     Rydex VT Inverse S&P 500 Strategy

o     Rydex VT Japan 2x Strategy

o     Rydex VT Leisure

o     Rydex VT Mid Cap 1.5x Strategy

o     Rydex VT NASDAQ-100(R)

o     Rydex VT NASDAQ-100(R) 2x Strategy

o     Rydex VT Nova

o     Rydex VT Precious Metals

o     Rydex VT Real Estate

o     Rydex VT Retailing

o     Rydex VT Russell 2000(R) 1.5x Strategy

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      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD CAREFULLY BE READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY'S ADMINISTRATIVE OFFICE AT 1-800-888-2461.

      EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

      THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE: MAY 1, 2010

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                   Protected by U.S. Patent No. 7,251,623 B1.
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7910                                                      32-79102-00 2009/05/01

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o     Rydex VT Russell 2000(R) 2x Strategy

o     Rydex VT S&P 2x Strategy

o     Rydex VT S&P 500 Pure Growth

o     Rydex VT S&P 500 Pure Value

o     Rydex VT S&P MidCap 400 Pure Growth

o     Rydex VT S&P MidCap 400 Pure Value

o     Rydex VT S&P SmallCap 600 Pure Growth

o     Rydex VT S&P SmallCap 600 Pure Value

o     Rydex VT Strengthening Dollar 2x Strategy

o     Rydex VT Technology

o     Rydex VT Telecommunications

o     Rydex VT Transportation

o     Rydex VT U.S. Government Money Market

o     Rydex VT Utilities

o     Rydex VT Weakening Dollar 2x Strategy

o     Rydex | SGI VT All Cap Value(2)

o Rydex | SGI VT All-Asset Aggressive Strategy(2) (formerly Rydex VT Essential Portfolio Aggressive)

o Rydex | SGI VT All-Asset Conservative Strategy(2) (formerly Rydex VT Essential Portfolio Conservative)

o Rydex | SGI VT All-Asset Moderate Strategy(2) (formerly Rydex VT Essential Portfolio Moderate)

o     Rydex | SGI VT All-Cap Opportunity(2)

o     Rydex | SGI VT CLS AdvisorOne Amerigo(2)

o     Rydex | SGI VT CLS AdvisorOne Clermont(2)

o Rydex | SGI VT CLS AdvisorOne Select Allocation (formerly RVT CLS AdvisorOne Berolina)

o     Rydex | SGI VT Global(2)

o     Rydex | SGI VT International Opportunity(2)

o     Rydex | SGI VT Large Cap Value(2)

o     Rydex | SGI VT Mid Cap Growth(2)

o     Rydex | SGI VT Mid Cap Value(2)

o     Rydex | SGI VT Multi-Hedge Strategies(2)

o     Rydex | SGI VT Small Cap Value(2)

o     Templeton Developing Markets Securities

o     Templeton Foreign Securities

o     Van Kampen LIT Government

o     Wells Fargo Advantage Opportunity VT

(1) Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See, in the Summary, "The Separate Account and the Funds."

(2) Effective May 1, 2010, the SBL Fund and its respective series will be marketed with the name "Rydex | SGI." Although SBL Fund's legal name will not change, it and its series will be marketed with the name Rydex | SGI. In addition, certain of the Rydex Variable Trust series will be marketed with the name Rydex | SGI.

(3)   Prior to May 1, 2010, the Invesco V.I. funds ere called the AIM V.I.
      funds.

      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2010, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at P.O. Box 750497, Topeka, KS 66675-0497, or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 32 of this Prospectus.

      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.



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                               TABLE OF CONTENTS

                                                                           Page
DEFINITIONS..............................................................    4
SUMMARY..................................................................    5
   Purpose of the Contract...............................................    5
   The Separate Account and the Funds....................................    5
   Purchase Payments.....................................................    6
   Contract Benefits.....................................................    6
   Optional Riders.......................................................    6
   Free-Look Right.......................................................    6
   Charges and Deductions................................................    6
   Tax-Free Exchanges....................................................    8
   Contacting the Company................................................    8
EXPENSE TABLE............................................................    9
   Contract Owner Transaction Expenses...................................    9
   Periodic Expenses.....................................................    9
   Optional Rider Expenses...............................................   10
   Example...............................................................   10
CONDENSED FINANCIAL INFORMATION..........................................   11
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS.......   23
   First Security Benefit Life Insurance and Annuity Company of New
      York...............................................................   23
   Purchase Transaction and Demutualization..............................   23
   Published Ratings.....................................................   23
   Separate Account......................................................   24
   Underlying Funds......................................................   24
THE CONTRACT.............................................................   25
   General...............................................................   25
   Important Information About Your Benefits Under the Contract..........   26
   Application for a Contract............................................   26
   Optional Riders.......................................................   27
   Annual Stepped Up Death Benefit.......................................   27
   Extra Credit..........................................................   27
   Alternate Withdrawal Charge...........................................   28
   Riders Available for Purchase Only Prior to February 1, 2010..........   28
   Purchase Payments.....................................................   28
   Allocation of Purchase Payments.......................................   29
   Bonus Credit..........................................................   29
   Dollar Cost Averaging Option..........................................   29
   Asset Reallocation Option.............................................   30
   Transfers of Contract Value...........................................   31
   Contract Value........................................................   33
   Determination of Contract Value.......................................   33
   Cut-Off Times.........................................................   34
   Full and Partial Withdrawals..........................................   35
   Systematic Withdrawals................................................   36
   Free-Look Right.......................................................   36
   Death Benefit.........................................................   36
   Distribution Requirements.............................................   37
   Death of the Annuitant................................................   37
CHARGES AND DEDUCTIONS...................................................   37
   Contingent Deferred Sales Charge......................................   37
   Mortality and Expense Risk Charge.....................................   38
   Administration Charge.................................................   39
   Account Administration Charge.........................................   39
   Premium Tax Charge....................................................   39
   Other Charges.........................................................   39
   Variations in Charges.................................................   40
   Optional Rider Charges................................................   40
   Guarantee of Certain Charges..........................................   40
   Underlying Fund Expenses..............................................   40
ANNUITY PERIOD...........................................................   41
   General...............................................................   41
   Annuity Options.......................................................   42
   Selection of an Option................................................   43
MORE ABOUT THE CONTRACT..................................................   43
   Ownership.............................................................   43
   Designation and Change of Beneficiary.................................   43
   Dividends.............................................................   44
   Payments from the Separate Account....................................   44
   Proof of Age and Survival.............................................   44
   Misstatements.........................................................   44
   Restrictions on Withdrawals from Qualified Plans.... .................   44
FEDERAL TAX MATTERS.................................... .................   45
   Introduction..........................................................   45
   Tax Status of the Company and the Separate Account....................   45
   Income Taxation of Annuities in General--Non-Qualified Plans..........   46
   Additional Considerations.............................................   47
   Qualified Plans.......................................................   48
   Other Tax Considerations..............................................   51
OTHER INFORMATION........................................................   51
   Investment Advisory Fees..............................................   51
   Voting of Underlying Fund Shares......................................   52
   Substitution of Investments...........................................   52
   Changes to Comply with Law and Amendments.............................   52
   Reports to Owners.....................................................   53
   Electronic Privileges.................................................   53
   Legal Proceedings.....................................................   53
   Sale of the Contract..................................................   53
PERFORMANCE INFORMATION..................................................   54
ADDITIONAL INFORMATION...................................................   55
   Registration Statement................................................   55
   Financial Statements..................................................   55
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION................   55
OBJECTIVES FOR UNDERLYING FUNDS..........................................   56
APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement
APPENDIX C - Riders Available for Purchase Only Prior to February 1, 2010

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THE CONTRACT IS AVAILABLE ONLY IN NEW YORK. YOU SHOULD NOT CONSIDER THIS
PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
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DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

ADMINISTRATIVE OFFICE -- First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

ANNUITANT -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

ANNUITY START DATE -- The date when annuity payments begin as elected by the Owner.

ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 6.

AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which purchase payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.


BONUS CREDIT -- For certain Contracts issued between May 1, 2005 and December 31, 2007, an amount added to Contract Value.


CONTRACT DATE -- The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

CONTRACT VALUE -- The total value of your Contract as of any Valuation Date.

CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

CREDIT ENHANCEMENT -- An amount added to Contract Value under the Extra Credit Rider.

DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

PARTICIPANT -- A Participant under a Qualified Plan.

PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

SEPARATE ACCOUNT -- The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

UNDERLYING FUND -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested.

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SUMMARY

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract.

PURPOSE OF THE CONTRACT -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

================================================================================

THE SEPARATE ACCOUNT AND THE FUNDS(1) -- The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Subaccounts currently available under the Contract are as follows:


o     Direxion Dynamic VP HY Bond

o     Dreyfus VIF International Value

o     Federated Fund for U.S. Government Securities II

o     Federated High Income Bond II

o     Fidelity(R) VIP Contrafund(R)

o     Fidelity(R) VIP Growth Opportunities

o     Fidelity(R) VIP Index 500

o     Fidelity(R) VIP Investment-Grade Bond

o     Franklin Small-Mid Cap Growth Securities

o     Invesco V.I. Capital Appreciation(3)

o     Invesco V.I. International Growth(3)

o     Invesco V.I. Mid Cap Core Equity(3)

o     Neuberger Berman AMT Guardian

o     Neuberger Berman AMT Partners

o     Oppenheimer Main Street Small Cap Fund(R)/VA

o     PIMCO VIT Low Duration

o     PIMCO VIT Real Return

o     PIMCO VIT Total Return

o     Rydex VT Banking

o     Rydex VT Basic Materials

o     Rydex VT Biotechnology

o     Rydex VT Commodities Strategy

o     Rydex VT Consumer Products

o     Rydex VT Dow 2x Strategy

o     Rydex VT Electronics

o     Rydex VT Energy

o     Rydex VT Energy Services

o     Rydex VT Europe 1.25x Strategy

o     Rydex VT Financial Services

o     Rydex VT Government Long Bond 1.2x Strategy

o     Rydex VT Health Care

o     Rydex VT Internet

o     Rydex VT Inverse Dow 2x Strategy

o     Rydex VT Inverse Government Long Bond Strategy

o     Rydex VT Inverse Mid-Cap Strategy

o     Rydex VT Inverse NASDAQ-100(R) Strategy

o     Rydex VT Inverse Russell 2000(R) Strategy

o     Rydex VT Inverse S&P 500 Strategy

o     Rydex VT Japan 2x Strategy

o     Rydex VT Leisure

o     Rydex VT Mid Cap 1.5x Strategy

o     Rydex VT NASDAQ-100(R)

o     Rydex VT NASDAQ-100(R) 2x Strategy

o     Rydex VT Nova

o     Rydex VT Precious Metals

o     Rydex VT Real Estate

o     Rydex VT Retailing

o     Rydex VT Russell 2000(R) 1.5x Strategy

o     Rydex VT Russell 2000(R) 2x Strategy

o     Rydex VT S&P 2x Strategy

o     Rydex VT S&P 500 Pure Growth

o     Rydex VT S&P 500 Pure Value

o     Rydex VT S&P MidCap 400 Pure Growth

o     Rydex VT S&P MidCap 400 Pure Value

o     Rydex VT S&P SmallCap 600 Pure Growth

o     Rydex VT S&P SmallCap 600 Pure Value

o     Rydex VT Strengthening Dollar 2x Strategy

o     Rydex VT Technology

o     Rydex VT Telecommunications

o     Rydex VT Transportation

o     Rydex VT U.S. Government Money Market

o     Rydex VT Utilities

o     Rydex VT Weakening Dollar 2x Strategy

o     Rydex | SGI VT CLS AdvisorOne Clermont(2)

o     Rydex | SGI VT All Cap Value(2)

o Rydex | SGI VT All-Asset Aggressive Strategy(2) (formerly Rydex VT Essential Portfolio Aggressive)

o Rydex | SGI VT All-Asset Conservative Strategy(2) (formerly Rydex VT Essential Portfolio Conservative)

o Rydex | SGI VT All-Asset Moderate Strategy(2) (formerly Rydex VT Essential Portfolio Moderate)

o     Rydex | SGI VT All-Cap Opportunity(2)

o     Rydex | SGI VT CLS AdvisorOne Amerigo(2)

o Rydex | SGI VT CLS AdvisorOne Select Allocation (formerly RVT CLS AdvisorOne Berolina)

o     Rydex | SGI VT Global(2)

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o     Rydex | SGI VT International Opportunity(2)

o     Rydex | SGI VT Large Cap Value(2)

o     Rydex | SGI VT Mid Cap Growth(2)

o     Rydex | SGI VT Mid Cap Value(2)

o     Rydex | SGI VT Multi-Hedge Strategies(2)

o     Rydex | SGI VT Small Cap Value(2)

o     Templeton Developing Markets Securities

o     Templeton Foreign Securities

o     Van Kampen LIT Government

o     Wells Fargo Advantage Opportunity VT

(1) The PIMCO VIT StocksPlus Growth & Income Subaccount is no longer available effective May 1, 2009. As a result, you may no longer allocate purchase payments or transfer Contract Value to that Subaccounts.

(2) Effective May 1, 2010, the SBL Fund and its respective series will be marketed with the name "Rydex | SGI." Although SBL Fund's legal name will not change, it and its series will be marketed with the name Rydex | SGI. In addition, certain of the Rydex Variable Trust series will be marketed with the name Rydex | SGI.

(3)   Prior to May 1, 2010, the Invesco V.I. funds ere called the AIM V.I.
      funds.


================================================================================

      You may allocate your purchase payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

PURCHASE PAYMENTS -- Your initial purchase payment must be at least $10,000. Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on a variable basis. See "Annuity Period."


OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may not select riders with total rider charges in excess of 2.00%:

o     Annual Stepped Up Death Benefit;

o     Extra Credit at 4%;

o     0-Year or 4-Year Alternate Withdrawal Charge.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider under "Optional Riders."

For information on riders that are no longer available for purchase, please see Appendix C - Riders Available for Purchase Only Prior to February 1, 2010.


FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which your Contract is delivered to us any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from purchase payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------

      The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of purchase payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your purchase payments and/or Bonus Credits have been held under the Contract. (Bonus Credits are subject to withdrawal charges on the same basis as purchase payments in the event of a full or partial withdrawal of any such Bonus Credits.) Each purchase payment and Bonus Credit is considered to have a certain "age," depending on the length of time since the purchase payment or Bonus Credit was effective. A purchase payment or Bonus Credit is "age one" in the year beginning on the date the purchase payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

                -------------------------------------------------
                    PURCHASE PAYMENT OR            WITHDRAWAL
                BONUS CREDIT AGE (IN YEARS)          CHARGE
                -------------------------------------------------
                             1                         7%
                             2                         7%
                             3                         6%
                             4                         5%
                             5                         4%
                             6                         3%
                             7                         2%
                        8 and over                     0%
                -------------------------------------------------

      The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of purchase payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds; (2) annuity payments under options 1 through 6; or
(3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. See "Contingent Deferred Sales Charge."

      MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

                -------------------------------------------------
                                             ANNUAL MORTALITY AND
                CONTRACT VALUE                EXPENSE RISK CHARGE
                -------------------------------------------------
                Less than $25,000                    1.10%
                -------------------------------------------------
                At least $25,000 but
                   less than $100,000                0.95%
                -------------------------------------------------
                $100,000 or more                     0.85%
                -------------------------------------------------

These amounts are also deducted during the Annuity Period. However, the mortality and expense risk charge is 1.25%, on an annual basis, in lieu of the amounts set forth above, and is deducted daily. See "Mortality and Expense Risk Charge."


      OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain Riders that may be elected by the Owner. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. Each currently available rider and its charge are listed below. For information on charges for riders that are no longer available for purchase please see "Optional Rider Charges" in the Expense Table.


      ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The amount of this charge differs by Subaccount and ranges from 0.25% to 0.60%. See "Administration Charge."

      ACCOUNT ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

      PREMIUM TAX CHARGE. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------

if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See "Premium Tax Charge."

      OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

TAX-FREE EXCHANGES -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be a new surrender charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

      The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."
--------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                      None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn
     attributable to Purchase Payments)                                 7%(1)
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                          None
--------------------------------------------------------------------------------
PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Account Administration Charge                                        $ 30(2)
--------------------------------------------------------------------------------
   SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average
     Contract Value)
--------------------------------------------------------------------------------
      Annual Mortality and Expense Risk Charge                          1.10%(3)
--------------------------------------------------------------------------------
      Annual Administration Charge                                      0.60%(4)
--------------------------------------------------------------------------------
      Maximum Annual Charge for Optional Riders                         2.00%(5)
--------------------------------------------------------------------------------
      Total Separate Account Annual Expenses                            3.70%
--------------------------------------------------------------------------------

(1) The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments and/or Bonus Credits have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) An account administration charge of $30 is deducted at each Contract Anniversary, and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

(3) The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 1.10%; At least $25,000 but less than $100,000 - 0.95%; $100,000 or more - 0.85%. Any mortality and expense risk charge above the minimum charge of 0.85% is deducted from your Contract Value on a monthly basis. During the Annuity Period, however, the annual mortality and expense risk charge is 1.25%, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

(4) The administration charge differs by Subaccount and ranges from 0.25% to 0.60% on an annual basis. See "Administration Charge" for more information.


(5) You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select riders with total rider charges that exceed 2.00% of Contract Value, for riders elected prior to February 1, 2010.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
--------------------------------------------------------------------------------

                                                                                       ANNUAL
                                                                          RATE(1)   RIDER CHARGE
-------------------------------------------------------------------------------------------------
            RIDERS AVAILABLE FOR PURCHASE WITH THE CONTRACT:
-------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                                       --         0.25%
-------------------------------------------------------------------------------------------------
Extra Credit Rider(3)                                                        4%        0.55%
-------------------------------------------------------------------------------------------------
Alternative Withdrawal Charge Rider                                       0-Year       0.70%(4)
                                                                          4-Year       0.60%(4)
-------------------------------------------------------------------------------------------------
    RIDERS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1, 2010:
-------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                                      3%        0.25%
                                                                             5%        0.40%
-------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider                                 --         0.55%(2)
-------------------------------------------------------------------------------------------------
Extra Credit Rider(3)                                                        3%        0.40%
                                                                             5%        0.70%
-------------------------------------------------------------------------------------------------

(1.) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2.) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" in Appendix C - Riders Available For Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00%, for riders elected prior to February 1, 2010.

(3.) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(4.) If the Company issued your rider prior to October 1, 2004, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.35%. If the Company issued your rider on or after October 1, 2004 and prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.
--------------------------------------------------------------------------------


The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


--------------------------------------------------------------------------------
                                                            MINIMUM     MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)           0.35%      4.017%
--------------------------------------------------------------------------------

(1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ending December 31, 2009, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2009.
--------------------------------------------------------------------------------

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------------------
                                                           1         3        5        10
                                                          YEAR     YEARS    YEARS    YEARS
--------------------------------------------------------------------------------------------
If you surrender your Contract at the end of the
  applicable time period                                 $1,388   $2,743    $3,948   $6,784
--------------------------------------------------------------------------------------------
If you do not surrender or you annuitize your Contract      768    2,240     3,632    6,784
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31.


----------------------------------------------------------------------------------------------------------
                                                           ACCUMULATION UNIT VALUE
                                                           -----------------------       ACCUMULATION
                                                             BEGINNING    END OF     UNITS OUTSTANDING AT
                SUBACCOUNT                         YEAR      OF PERIOD    PERIOD         END OF PERIOD
----------------------------------------------------------------------------------------------------------
Direxion Dynamic VP HY Bond(b)                     2009        $  8.05    $  8.47            251,335
                                                   2008           9.33       8.05            529,120
                                                   2007           9.91       9.33            611,732
                                                   2006           9.74       9.91            251,606
                                                   2005          10.00       9.74             80,421
----------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value(d)                 2009           6.18       7.74            130,255
                                                   2008          10.31       6.18              1,937
                                                   2007          10.35      10.31             17,811
                                                   2006          10.00      10.35              5,982
----------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   2009          10.06      10.12             54,018
                                                   2008          10.09      10.06            150,880
                                                   2007           9.93      10.09             17,742
                                                   2006           9.97       9.93             19,351
                                                   2005          10.21       9.97             36,566
                                                   2004          10.31      10.21             21,470
                                                   2003          10.53      10.31             15,609
                                                   2002(a)       10.40      10.53              3,950
----------------------------------------------------------------------------------------------------------
Federated High Income Bond II                      2009           8.32      12.15            160,215
                                                   2008          11.76       8.32            418,730
                                                   2007          11.91      11.76            120,027
                                                   2006          11.25      11.91            108,823
                                                   2005          11.49      11.25            190,532
                                                   2004          10.89      11.49             95,559
                                                   2003           9.34      10.89             63,779
                                                   2002(a)        9.09       9.34                934
----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)                      2009           8.43      10.93            200,906
                                                   2008          15.36       8.43            122,970
                                                   2007          13.68      15.36            338,889
                                                   2006          12.82      13.68            140,177
                                                   2005          11.48      12.82            137,015
                                                   2004          10.41      11.48             66,563
                                                   2003             --      10.41              3,773
----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities               2009           4.93       6.86             29,928
                                                   2008          11.47       4.93             23,084
                                                   2007           9.75      11.47            312,794
                                                   2006           9.69       9.75             33,333
                                                   2005           9.31       9.69            102,137
                                                   2004           9.10       9.31             12,096
                                                   2003             --       9.10             32,816
----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                           ACCUMULATION UNIT VALUE
                                                           -----------------------       ACCUMULATION
                                                             BEGINNING    END OF     UNITS OUTSTANDING AT
                SUBACCOUNT                         YEAR      OF PERIOD    PERIOD         END OF PERIOD
----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500                          2009           6.24       7.54             77,965
                                                   2008          10.37       6.24            119,132
                                                   2007          10.31      10.37            138,881
                                                   2006           9.33      10.31            155,327
                                                   2005           9.33       9.33             40,758
                                                   2004           8.83       9.33            120,813
                                                   2003            ---       8.83             32,816
----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment-Grade Bond              2009           9.64      10.66             70,337
                                                   2008          10.44       9.64             77,945
                                                   2007          10.47      10.44             83,884
                                                   2006          10.51      10.47             54,259
                                                   2005          10.77      10.51             41,403
                                                   2004          10.80      10.77             47,000
                                                   2003          10.75      10.80             16,257
                                                   2002(a)       10.36      10.75                128
----------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth Securities           2009           6.16       8.45             45,039
                                                   2008          11.19       6.16             77,945
                                                   2007          10.52      11.19             26,834
                                                   2006          10.12      10.52             27,582
                                                   2005          10.10      10.12             27,086
                                                   2004           9.47      10.10             30,104
                                                   2003           7.22       9.47             32,959
                                                   2002(a)        7.24       7.22              4,040
----------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation(f)               2009           5.41       6.26             14,535
                                                   2008           9.83       5.41             21,845
                                                   2007           9.18       9.83             22,084
                                                   2006           9.03       9.18             21,571
                                                   2005           8.67       9.03             26,708
                                                   2004           8.51       8.67             16,171
                                                   2003           6.87       8.51             11,398
                                                   2002(a)        7.00       6.87              6,232
----------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth(d)(f)            2009           6.58       8.51            212,118
                                                   2008          11.54       6.58             42,481
                                                   2007          10.52      11.54             52,166
                                                   2006          10.00      10.52              9,167
----------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity(d)(f)             2009           7.24       9.01             19,000
                                                   2008          10.58       7.24             22,086
                                                   2007          10.10      10.58             20,183
                                                   2006          10.00      10.10                  0
----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                           ACCUMULATION UNIT VALUE
                                                           -----------------------       ACCUMULATION
                                                             BEGINNING    END OF     UNITS OUTSTANDING AT
                SUBACCOUNT                         YEAR      OF PERIOD    PERIOD         END OF PERIOD
----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian                      2009           6.80       8.43             15,281
                                                   2008          11.33       6.80             23,355
                                                   2007          11.03      11.33             15,634
                                                   2006          10.17      11.03             11,994
                                                   2005           9.81      10.47             15,674
                                                   2004           8.86       9.81             10,923
                                                   2003           7.03       8.86             10,571
                                                   2002(a)        7.52       7.03              6,310
----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners                      2009           6.20       9.26             32,944
                                                   2008          13.62       6.20             65,592
                                                   2007          13.03      13.62             39,451
                                                   2006          12.14      13.03             36,860
                                                   2005          10.75      12.14             27,914
                                                   2004           9.45      10.75             16,331
                                                   2003            ---       9.45              9,120
----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA(d)    2009           5.72       7.51             49,122
                                                   2008           9.63       5.72             16,844
                                                   2007          10.19       9.63              1,812
                                                   2006          10.00      10.19              2,028
----------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration(d)                          2009           9.77      10.59            127,282
                                                   2008          10.25       9.77             89,404
                                                   2007           9.98      10.25             65,492
                                                   2006          10.00       9.98              6,931
----------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return                              2009           9.56      10.83             83,260
                                                   2008          10.75       9.56             75,365
                                                   2007          10.16      10.75             70,494
                                                   2006          10.54      10.16            100,139
                                                   2005          10.79      10.54             54,585
                                                   2004          10.35      10.79             33,151
                                                   2003          10.00      10.35             10,435
----------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return                             2009          10.15      11.07            238,129
                                                   2008          10.12      10.15            190,058
                                                   2007           9.73      10.12            180,242
                                                   2006           9.79       9.73            190,703
                                                   2005           9.99       9.79             77,347
                                                   2004           9.95       9.99             43,127
                                                   2003          10.00       9.95             35,054
----------------------------------------------------------------------------------------------------------
Rydex VT Banking                                   2009           5.05       4.67              5,425
                                                   2008           8.95       5.05             26,529
                                                   2007          12.82       8.95              9,845
                                                   2006          12.03      12.82            113,931
                                                   2005          12.92      12.03            107,516
                                                   2004          11.75      12.92            135,582
                                                   2003          10.00      11.75              3,296
----------------------------------------------------------------------------------------------------------
Rydex VT Basic Materials                           2009           8.98      13.37            191,619
                                                   2008          17.16       8.98            432,642
                                                   2007          13.38      17.16            168,361
                                                   2006          11.42      13.38            271,684
                                                   2005          11.46      11.42            133,496
                                                   2004           9.90      11.46            190,300
                                                   2003          10.00       9.90             15,687
----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                           ACCUMULATION UNIT VALUE
                                                           -----------------------       ACCUMULATION
                                                             BEGINNING    END OF     UNITS OUTSTANDING AT
                SUBACCOUNT                         YEAR      OF PERIOD    PERIOD         END OF PERIOD
----------------------------------------------------------------------------------------------------------
Rydex VT Biotechnology                             2009           5.49       6.22             37,654
                                                   2008           6.50       5.49            304,045
                                                   2007           6.50       6.50             38,043
                                                   2006           7.01       6.50             28,773
                                                   2005           6.62       7.01             62,881
                                                   2004           6.83       6.62              3,524
                                                   2003          10.00       6.83                399
----------------------------------------------------------------------------------------------------------
Rydex VT Commodities Strategy(c)                   2009           4.87       5.21              5,662
                                                   2008           9.95       4.87              7,658
                                                   2007           7.95       9.98            164,429
                                                   2006          10.10       7.95              3,996
                                                   2005           9.91      10.10             34,008
----------------------------------------------------------------------------------------------------------
Rydex VT Consumer Products                         2009           9.65      11.01            164,456
                                                   2008          13.15       9.65             12,923
                                                   2007          12.36      13.15            241,714
                                                   2006          10.99      12.36            165,087
                                                   2005          11.52      10.99            148,067
                                                   2004          10.61      11.52            153,743
                                                   2003          10.00      10.61              3,752
----------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy                           2009           4.62       6.06            216,847
                                                   2008          12.60       4.62             40,459
                                                   2007          12.17      12.60             83,487
                                                   2006           9.73      12.17            177,358
                                                   2005          10.56       9.73             88,059
----------------------------------------------------------------------------------------------------------
Rydex VT Electronics                               2009           2.13       3.51            522,844
                                                   2008           4.46       2.13             27,730
                                                   2007           4.78       4.46              5,381
                                                   2006           4.87       4.78              6,939
                                                   2005           4.89       4.87              4,566
                                                   2004           6.54       4.89              5,893
                                                   2003           4.05       6.54             14,976
                                                   2002(a)        4.66       4.02              5,753
----------------------------------------------------------------------------------------------------------
Rydex VT Energy                                    2009           9.53      12.64             29,849
                                                   2008          18.43       9.53            331,943
                                                   2007          14.44      18.43            245,330
                                                   2006          13.47      14.44            158,462
                                                   2005          10.15      13.47            174,322
                                                   2004           8.01      10.15            211,695
                                                   2003          10.00       8.01             17,610
----------------------------------------------------------------------------------------------------------
Rydex VT Energy Services                           2009           6.22       9.68             28,704
                                                   2008          15.31       6.22             30,831
                                                   2007          11.66      15.31            201,230
                                                   2006          10.97      11.66             19,712
                                                   2005           7.72      10.87            162,805
                                                   2004           6.03       7.72             29,630
                                                   2003            ---       6.03                922
----------------------------------------------------------------------------------------------------------
Rydex VT Europe 1.25x Strategy                     2009           6.33       8.23            302,290
                                                   2008          14.65       6.33             21,600
                                                   2007          13.53      14.65            237,477
                                                   2006          10.90      13.53             87,082
                                                   2005          10.70      10.90             18,403
                                                   2004           9.62      10.70             59,482
                                                   2003            ---       9.62             48,247
----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                       ACCUMULATION UNIT VALUE
                                                                       -----------------------           ACCUMULATION
                                                                       BEGINNING        END OF        UNITS OUTSTANDING
                  SUBACCOUNT                              YEAR         OF PERIOD        PERIOD         AT END OF PERIOD
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Europe 1.25x Strategy                            2009            4.52            5.18               45,003
                                                          2008            9.08            4.52               23,195
                                                          2007           11.68            9.08                7,767
                                                          2006           10.44           11.68              184,103
                                                          2005           10.55           10.44              170,456
                                                          2004            9.40           10.55              202,251
                                                          2003             ---            9.40                7,239
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond 1.2x Strategy               2009           15.20            9.97               17,622
                                                          2008           10.96           15.20               46,956
                                                          2007           10.42           10.96              198,159
                                                          2006           11.23           10.42              393,478
                                                          2005           10.89           11.23              388,685
                                                          2004           10.48           10.89              638,967
                                                          2003           11.01           10.42              354,840
                                                          2002(a)        10.09           11.01                  279
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Health Care                                      2009            6.91            8.25              225,872
                                                          2008            9.60            6.91              351,419
                                                          2007            9.46            9.60               22,899
                                                          2006            9.39            9.46              181,617
                                                          2005            8.86            9.39              209,241
                                                          2004            8.71            8.86              190,661
                                                          2003             ---            8.71               23,383
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Internet                                         2009            3.22            5.12              504,896
                                                          2008            6.10            3.22               18,796
                                                          2007            5.77            6.10                6,133
                                                          2006            5.49            5.77                  436
                                                          2005            5.81            5.49               10,098
                                                          2004            5.24            5.81              374,367
                                                          2003            3.33            5.24                5,057
                                                          2002(a)         2.83            3.33                6,796
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy                          2009            8.42            4.46                  337
                                                          2008            5.47            8.42              212,994
                                                          2007            6.27            5.47                    0
                                                          2006            8.37            6.27                    0
                                                          2005            8.60            8.37                    0
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Strategy            2009            4.74            5.42                5,305
                                                          2008            7.09            4.74               22,632
                                                          2007            7.76            7.09              127,448
                                                          2006            7.49            7.76                9,982
                                                          2005            8.25            7.49               27,435
                                                          2004            9.65            8.25               35,220
                                                          2003             ---            9.65                  584
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                       ACCUMULATION UNIT VALUE
                                                                       -----------------------           ACCUMULATION
                                                                       BEGINNING        END OF        UNITS OUTSTANDING
                  SUBACCOUNT                              YEAR         OF PERIOD        PERIOD         AT END OF PERIOD
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Mid-Cap Strategy                         2009            8.37            5.19                2,788
                                                          2008            6.51            8.37                  888
                                                          2007            6.93            6.51              204,645
                                                          2006            7.52            6.93                    0
                                                          2005            8.55            7.52                    0
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse NASDAQ-100(R) Strategy                   2009            8.21            4.71                4,251
                                                          2008            5.79            8.21                1,323
                                                          2007            6.82            5.79              456,662
                                                          2006            7.22            6.82                4,925
                                                          2005            7.45            7.22                1,411
                                                          2004            8.82            7.45                    0
                                                          2003           14.70            8.82              162,221
                                                          2002(a)        17.34           14.40                  100
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Russell 2000(R) Strategy                 2009            7.85            5.05               27,292
                                                          2008            6.57            7.85                    0
                                                          2007            6.51            6.57              277,553
                                                          2006            7.72            6.51                1,162
                                                          2005            8.32            7.72                5,508
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Strategy                         2009            7.72            5.35                8,525
                                                          2008            5.79            7.72              507,885
                                                          2007            5.99            5.79              440,988
                                                          2006            6.77            5.99                5,068
                                                          2005            7.12            6.77               53,556
                                                          2004            8.28            7.12               27,025
                                                          2003             ---            8.28              180,609
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Japan 2x Strategy                                2009            6.10            7.22               27,407
                                                          2008            9.49            6.10              265,255
                                                          2007           11.17            9.49               55,215
                                                          2006           11.08           11.17               31,981
                                                          2005            9.61           11.08               29,995
                                                          2004            9.10            9.61                4,011
                                                          2003            6.90            9.10               14,278
                                                          2002(a)         8.14            6.90                1,378
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Leisure                                          2009            4.32            5.66                7,689
                                                          2008            8.86            4.32                9,749
                                                          2007            9.49            8.86               10,250
                                                          2006            8.02            9.49              420,687
                                                          2005            8.80            8.02              176,237
                                                          2004            7.42            8.80              232,681
                                                          2003             ---            7.42                9,787
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                       ACCUMULATION UNIT VALUE
                                                                       -----------------------           ACCUMULATION
                                                                       BEGINNING        END OF        UNITS OUTSTANDING
                  SUBACCOUNT                              YEAR         OF PERIOD        PERIOD         AT END OF PERIOD
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid Cap 1.5x Strategy                            2009            6.52            9.51               19,380
                                                          2008           15.06            6.52               23,187
                                                          2007           15.18           15.06               35,481
                                                          2006           14.34           15.18               24,100
                                                          2005           13.12           14.34               38,356
                                                          2004           11.22           13.12               15,026
                                                          2003             ---           11.22                1,318
-------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100(R)                                    2009            5.18            7.54              152,258
                                                          2008            9.31            5.18               28,394
                                                          2007            8.25            9.31              314,780
                                                          2006            8.15            8.25               74,887
                                                          2005            8.41            8.15               46,279
                                                          2004            8.03            8.41              224,571
                                                          2003            5.77            8.03               30,824
                                                          2002(a)         5.51            5.77                  228
-------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100(R) 2x Strategy                        2009            1.66            3.47               82,544
                                                          2008            6.33            1.66               61,600
                                                          2007            5.16            6.33               30,564
                                                          2006            5.14            5.16               24,882
                                                          2005            5.53            5.14               33,545
                                                          2004            5.05            5.53               26,899
                                                          2003             ---            5.05               33,689
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova                                             2009            4.01            5.20              161,775
                                                          2008            9.19            4.01              136,271
                                                          2007            9.49            9.19              194,959
                                                          2006            8.31            9.49              883,907
                                                          2005            8.34            8.31            1,579,879
                                                          2004            7.60            8.34            1,062,820
                                                          2003            5.70            7.60               41,053
                                                          2002(a)         5.98            5.70                4,939
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Precious Metals                                  2009           15.15           21.66              195,137
                                                          2008           25.74           15.15               65,281
                                                          2007           22.48           25.74              117,331
                                                          2006           19.32           22.48                8,077
                                                          2005           16.68           19.32               94,339
                                                          2004           20.31           16.68               92,979
                                                          2003           15.05           20.31                4,087
                                                          2002(a)        12.32           15.05                  557
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Real Estate                                      2009            8.32            9.98              262,842
                                                          2008           14.88            8.32               21,253
                                                          2007           19.21           14.88               20,339
                                                          2006           15.34           19.21              256,650
                                                          2005           14.94           15.34              105,637
                                                          2004           12.04           14.94               22,636
                                                          2003             ---           12.04                9,354
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                       ACCUMULATION UNIT VALUE
                                                                       -----------------------           ACCUMULATION
                                                                       BEGINNING        END OF        UNITS OUTSTANDING
                  SUBACCOUNT                              YEAR         OF PERIOD        PERIOD         AT END OF PERIOD
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Retailing                                        2009            5.88            8.12              294,010
                                                          2008            9.15            5.88              121,607
                                                          2007           10.93            9.15                6,254
                                                          2006           10.37           10.93              186,739
                                                          2005           10.26           10.37              132,534
                                                          2004            9.74           10.26              163,339
                                                          2003             ---            9.74                   56
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R) 1.5x Strategy                    2009            5.95            7.60               18,971
                                                          2008           12.77            5.95              136,742
                                                          2007           14.30           12.77               18,996
                                                          2006           12.35           14.30               24,357
                                                          2005           12.41           12.35                9,026
                                                          2004           10.35           12.41               78,584
                                                          2003             ---           10.35              412,137
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R) 2x Strategy(d)                   2009            2.79            3.63                1,515
                                                          2008            8.62            2.79               15,106
                                                          2007           10.30            8.62                1,077
                                                          2006           10.00           10.30                    0
-------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 2x Strategy                                  2009            3.01            4.22               16,884
                                                          2008            9.81            3.01               17,071
                                                          2007           10.18            9.81                9,725
                                                          2006            8.59           10.18                8,891
                                                          2005            8.67            8.59               15,812
                                                          2004            7.75            8.67               12,981
                                                          2003             ---            7.75                    0
-------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 Pure Growth                              2009            5.78            8.15               49,567
                                                          2008           10.02            5.78               43,820
                                                          2007            9.97           10.02              117,402
                                                          2006            9.88            9.97               40,307
                                                          2005           10.13            9.88              217,341
-------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 Pure Value                               2009            5.48            7.94               43,945
                                                          2008           11.14            5.48               58,873
                                                          2007           12.30           11.14               68,603
                                                          2006           10.91           12.30              124,853
                                                          2005           10.93           10.91               54,847
-------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P MidCap 400 Pure Growth                       2009            7.07           10.62               33,824
                                                          2008           11.55            7.07               27,629
                                                          2007           11.12           11.55               94,377
                                                          2006           11.26           11.12               18,244
                                                          2005           10.54           11.26               70,626
-------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P MidCap 400 Pure Value                        2009            6.41            9.53              117,535
                                                          2008           11.87            6.41               14,043
                                                          2007           13.03           11.87               22,016
                                                          2006           11.62          13.036               14,046
                                                          2005           11.19           11.62                5,513
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                         ACCUMULATION UNIT VALUE
                                                                         -----------------------       ACCUMULATION
                                                                          BEGINNING      END OF     UNITS OUTSTANDING
                          SUBACCOUNT                           YEAR       OF PERIOD      PERIOD     AT END OF PERIOD
----------------------------------------------------------------------------------------------------------------------
Rydex VT S&P SmallCap 600 Pure Growth                          2009          7.11           9.13           24,636
                                                               2008         11.30           7.11           18,316
                                                               2007         11.82          11.30           24,037
                                                               2006         11.45          11.82           78,516
                                                               2005         11.25          11.45          116,227
----------------------------------------------------------------------------------------------------------------------
Rydex VT S&P SmallCap 600 Pure Value                           2009          5.37           8.34           29,750
                                                               2008          9.92           5.37            8,412
                                                               2007         13.00           9.92           12,709
                                                               2006         11.39          13.00          105,058
                                                               2005         11.47          11.39           31,656
----------------------------------------------------------------------------------------------------------------------
Rydex VT Strengthening Dollar 2x Strategy(c)                   2009          7.27           5.86            1,004
                                                               2008          7.19           7.27                0
                                                               2007          8.42           7.19               42
                                                               2006          9.84           8.42                0
                                                               2005         10.03           9.84                0
----------------------------------------------------------------------------------------------------------------------
Rydex VT Technology                                            2009          3.50           5.21          844,312
                                                               2008          6.69           3.50           40,804
                                                               2007          6.33           6.69           58,093
                                                               2006          6.24           6.33           40,889
                                                               2005          6.32           6.24           27,869
                                                               2004          6.52           6.32            6,106
                                                               2003          4.22           6.52            1,679
                                                               2002(a)       4.08           4.22            5,034
----------------------------------------------------------------------------------------------------------------------
Rydex VT Telecommunications                                    2009          4.31           5.31           11,409
                                                               2008          8.22           4.31          524,132
                                                               2007          7.89           8.22           11,374
                                                               2006          6.87           7.86          204,184
                                                               2005          7.09           6.87          189,042
                                                               2004          6.57           7.09          260,896
                                                               2003          5.13           6.57                0
                                                               2002(a)       4.22           5.13              110
----------------------------------------------------------------------------------------------------------------------
Rydex VT Transportation                                        2009          7.33           8.24           11,546
                                                               2008         10.23           7.33           20,589
                                                               2007         11.71          10.23            4,561
                                                               2006         11.38          11.71          142,328
                                                               2005         10.95          11.38          138,529
                                                               2004          9.30          10.95          165,382
                                                               2003           ---           9.30                0
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                         ACCUMULATION UNIT VALUE
                                                                         -----------------------       ACCUMULATION
                                                                          BEGINNING      END OF     UNITS OUTSTANDING
                          SUBACCOUNT                           YEAR       OF PERIOD      PERIOD     AT END OF PERIOD
----------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market                          2009          8.15           7.81        2,095,352
                                                               2008          8.42           8.15        2,647,128
                                                               2007          8.46           8.42        1,186,868
                                                               2006          8.51           8.46        1,144,022
                                                               2005          8.71           8.51        1,080,518
                                                               2004          9.07           8.71          955,333
                                                               2003          9.47           9.07        2,261,713
                                                               2002(a)       9.62           9.47           16,781
----------------------------------------------------------------------------------------------------------------------
Rydex VT Utilities                                             2009          5.50           6.00           56,730
                                                               2008          8.16           5.50           54,230
                                                               2007          7.55           8.16          353,523
                                                               2006          6.52           7.55          576,207
                                                               2005          6.15           6.52          291,931
                                                               2004          5.47           6.15           91,809
                                                               2003          4.56           5.47           43,792
                                                               2002(a)       4.77           4.56            1,606
----------------------------------------------------------------------------------------------------------------------
Rydex VT Weakening Dollar 2x Strategy(c)                       2009         10.70          10.93              668
                                                               2008         12.73          10.70            5,320
                                                               2007         11.25          12.73            6,587
                                                               2006         10.06          11.25          150,003
                                                               2005          9.98          10.06                0
----------------------------------------------------------------------------------------------------------------------
Rydex | SGI VTAll Cap Value(e)(g)                              2009         10.51          13.41              952
                                                               2008         10.00          10.51                0
----------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT All-Asset Aggressive Strategy                   2009          7.52           8.53           65,889
(formerly Rydex VT Essential Portfolio
Aggressive)(d)(g)                                              2008         10.48           7.52           63,561
                                                               2007         10.26          10.48           61,898
                                                               2006         10.00          10.26                0
----------------------------------------------------------------------------------------------------------------------
Rydex | SGI All-Asset Conservative Strategy (formerly Rydex    2009          8.74           8.80            2,885
VT Essential Portfolio Conservative)(d)(g)                     2008         10.24           8.74            2,418
                                                               2007         10.04          10.24            2,104
                                                               2006         10.00          10.04                0
----------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT All-Asset Moderate Strategy (formerly Rydex     2009          8.20           8.78            5,670
VT Essential Portfolio Moderate)(d)(g)                         2008         10.38           8.20            1,082
                                                               2007         10.18          10.38           12,453
                                                               2006         10.00          10.18                0
----------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT All-Cap Opportunity(g)                          2009          7.69           9.38           71,339
                                                               2008         13.55           7.69           87,235
                                                               2007         11.53          13.55           94,004
                                                               2006         10.80          11.53           82,365
                                                               2005          9.92          10.80          125,216
                                                               2004          9.35           9.92           12,670
                                                               2003          7.52           9.35            8,342
                                                               2002(a)       8.30           7.52            1,183
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                         ACCUMULATION UNIT VALUE
                                                                         -----------------------       ACCUMULATION
                                                                          BEGINNING      END OF     UNITS OUTSTANDING
                          SUBACCOUNT                           YEAR       OF PERIOD      PERIOD     AT END OF PERIOD
----------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT CLS AdvisorOne Amerigo(g)                       2009          8.06          10.76          471,324
                                                               2008         14.79           8.06          517,534
                                                               2007         13.58          14.79          586,957
                                                               2006         12.63          13.58          690,043
                                                               2005         12.07          12.63          681,341
                                                               2004         11.35          12.07          376,672
                                                               2003           ---          11.35          128,233
----------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT CLS AdvisorOne Clermont(g)                      2009          7.54           8.85          216,311
                                                               2008         11.26           7.54          225,570
                                                               2007         11.07          11.26          243,216
                                                               2006         10.67          11.07          394,883
                                                               2005         10.73          10.67          494,386
                                                               2004         10.59          10.73          409,321
                                                               2003           ---          10.59          104,078
----------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT CLS AdvisorOne Select Allocation (formerly      2009          6.23           8.10          289,226
RVT CLS AdvisorOne Berolina)(d)(g)                             2008         11.25           6.23          321,884
                                                               2007         10.23          11.25          349,733
                                                               2006         10.00          10.23           85,971
----------------------------------------------------------------------------------------------------------------------
Rydex | SGI VTGlobal(g)                                        2009          8.95          10.28           54,456
                                                               2008         15.13           8.95           56,820
                                                               2007         14.48          15.13           72,648
                                                               2006         12.86          14.48           77,121
                                                               2005         11.80          12.86           64,909
                                                               2004         10.35          11.80           22,194
                                                               2003           ---          10.35            3,700
----------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT International Opportunity(e)(g)                 2009         10.40          12.93          342,408
                                                               2008         10.00          10.40                0
----------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT Large Cap Value(e)(g)                           2009         10.27          12.47              312
                                                               2008         10.00          10.27                0
----------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT Mid Cap Growth(e)(g)                            2009         10.48          14.48            4,882
                                                               2008         10.00          10.48                0
----------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT Mid Cap Value(e)(g)                             2009         11.08          15.31              724
                                                               2008         10.00          11.08                0
----------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT Multi-Hedge Strategies(d)(g)                    2009          7.81           7.23            9,894
                                                               2008         10.03           7.81           48,247
                                                               2007         10.09          10.03            5,672
                                                               2006         10.00          10.09                0
----------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT Small Cap Value(g)                              2009         12.60          18.86           15,834
                                                               2008         21.38          12.60           23,757
                                                               2007         20.21          21.38           25,677
                                                               2006         18.56          20.21           22,876
                                                               2005         16.89          18.56           26,914
                                                               2004         14.62          16.89           13,648
                                                               2003           ---          14.62            2,330
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                         ACCUMULATION UNIT VALUE
                                                                         -----------------------       ACCUMULATION
                                                                          BEGINNING      END OF     UNITS OUTSTANDING
                          SUBACCOUNT                           YEAR       OF PERIOD      PERIOD     AT END OF PERIOD
----------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets                                   2009         13.70          22.62           17,211
                                                               2008         30.29          13.70           11,071
                                                               2007         24.60          30.29           11,394
                                                               2006         20.07          24.60           12,503
                                                               2005         16.45          20.07           16,982
                                                               2004         13.78          16.45           17,359
                                                               2003           ---          13.78           16,959
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities                                   2009          7.78          10.19           37,892
                                                               2008         13.64           7.78           34,553
                                                               2007         12.35          13.64           28,804
                                                               2006         10.63          12.35           29,583
                                                               2005         10.09          10.63           35,291
                                                               2004          8.90          10.09           38,371
                                                               2003           ---           8.90           34,000
----------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government(d)                                   2009          9.91           9.57                0
                                                               2008         10.19           9.91                0
                                                               2007          9.94          10.19            6,212
                                                               2006         10.00           9.94                0
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Opportunity VT                           2009          6.67           9.43           21,033
                                                               2008         11.64           6.67           34,778
                                                               2007         11.41          11.64           39,924
                                                               2006         10.62          11.41           19,539
                                                               2005         10.29          10.62           19,041
                                                               2004          9.10          10.29           16,375
                                                               2003           ---           9.10           14,219
----------------------------------------------------------------------------------------------------------------------

(a)   For the period of August 1, 2002 (date of inception) through December 31,
      2002

(b) For the period of January 26, 2005 (date of inception) through December 31, 2005

(c) For the period of November 15, 2005 (date of inception) through December 31, 2005.

(d) For the period of November 1, 2006 (date of inception) through December 31, 2006.

(e) For the period of November 17, 2008 (date of inception) through December 31, 2008.

(f)   Prior to May 1, 2010, the Invesco V.I. funds ere called the AIM V.I.
      funds.

(g) Effective May 1, 2010, the SBL Fund and its respective series will be marketed with the name "Rydex | SGI." Although SBL Fund's legal name will not change, it and its series will be marketed with the name Rydex | SGI. In addition, certain of the Rydex Variable Trust series will be marketed with the name Rydex | SGI.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS


FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK --
The Company is a life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation ("Security Benefit"), a financial services holding company, organized under the laws of the State of Kansas. Security Benefit is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"), a Kansas mutual holding company.

      The Principal Underwriter for the Contract is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.

PURCHASE TRANSACTION AND DEMUTUALIZATION -- The following describes a proposed transaction (the "Transaction") affecting the Company, its parent, Security Benefit, and Security Benefit Mutual Holding Company ("SBMHC"), the parent company of Security Benefit and the ultimate parent company of the Company.

      PURCHASE TRANSACTION. On February 15, 2010, SBMHC and certain affiliates entered into definitive agreements with an investor group led by Guggenheim Partners, LLC, which is a global, independent, privately-held, diversified financial services firm with more than $100 billion in assets under supervision. Pursuant to this agreement, a special purpose vehicle owned by the investor group and managed by an affiliate of Guggenheim Partners LLC (the "Investors") would receive a 100% ownership stake in Security Benefit and consequently acquire control of the Company in a proposed purchase transaction. The purchase transaction's closing is expected to take place on or about May 31, 2010, although it is subject to various conditions, including regulatory approvals, and may be delayed or even terminated due to unforeseen circumstances.

      After the purchase transaction's closing, the Company would remain a direct wholly-owned subsidiary of Security Benefit, and Security Benefit would become a direct wholly-owned subsidiary of the Investors.

      DEMUTUALIZATION. The purchase transaction, if effected, would be accompanied by the demutualization of SBMHC, pursuant to which eligible members would receive, subject to certain creditor claims that might be made against SBMHC, cash payments or policy credits (depending on their specific circumstances) in connection with the extinguishment of their SBMHC membership interests. However, insurance policies (including the Contracts) issued by the Company do not create a membership interest in SBMHC. Because Contract owners do not hold membership interests in SBMHC, they are not eligible to vote on the demutualization or receive consideration in the demutualization.

      Upon funding for or distribution of the cash payments or policy credits to its members, SBMHC would be dissolved as part of the demutualization. Completion of the demutualization is a condition to closing of the purchase transaction. The Transaction has been approved by the SBMHC Board of Directors and is subject to regulatory approval and approval by SBMHC's members. The SBMHC Board has approved the submission of a plan of demutualization and dissolution to the Kansas Insurance Department for approval.

      IMPACT OF DEMUTUALIZATION. The demutualization would not result in any changes to the terms of the Contracts. For example, the demutualization would not affect your Contract premiums, and it would not reduce your Contract benefits. All premiums and Contract benefits would continue to be governed by the terms of your Contract and by applicable law. For more information on the Transaction, you may access a Member Information Booklet (which is a detailed information statement regarding the Transaction that was sent to all SBMHC members entitled to vote on the demutualization) by visiting our website at https://www.securitybenefit.com/#1294 or by contacting us at 1-800-888-2461. Among other things, the Member Information Booklet notes a number of factors that relate to the decision by SBMHC's board of directors to recommend the Transaction to its members.


      PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners.

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These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.


      A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.


      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

      CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATES RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution

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of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.


      12b-1 FEES. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. The Company and SDI anticipate they will receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

      PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive administrative payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.


      OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts. For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

      TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

      SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis beginning on the Annuity Start Date. The amount that will be avail-

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                                       25

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able for annuity payments will depend on the investment performance of the
Subaccounts to which you have allocated purchase payments.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.


      IMPORTANT INFORMATION ABOUT YOUR BENEFITS UNDER THE CONTRACT -- The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.


      ASSETS IN THE SEPARATE ACCOUNT. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account and you have the right to reallocate among the available Subaccounts. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

      ASSETS IN THE GENERAL ACCOUNT. Guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

      Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength. An insurance company's financial strength may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.

      OUR RATINGS. You will find, at www.securitybenefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor's. These ratings, which reflect recent downgrades and adverse market developments, are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength.

      Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent quarterly and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461 or by visiting www.securitybenefit.com. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial purchase payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or purchase payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 85. If there are Joint

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Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.


OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may s not select riders with total rider charges in excess of 2.00%:

o     Annual Stepped Up Death Benefit;

o     Guaranteed Minimum Withdrawal Benefit;

o     Extra Credit at 4%

o     0-Year or 4-Year Alternate Withdrawal Charge.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider below.

      For information on riders that are no longer available for purchase, please see Appendix C - Riders Available for Purchase Only Prior to February 1, 2009.

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.


ANNUAL STEPPED UP DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all purchase payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o Any purchase payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within 12 months of the date of the Owner's death, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instructions regarding payment within 12 months of the date of the Owner's death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."


EXTRA CREDIT -- This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 4% of purchase payments, as elected in the application, will be added to Contract Value for each purchase payment made in the first Contract Year.PRIOR TO FEBRUARY 1, 2010, A CREDIT ENHANCEMENT OF 3% OR 5% WAS ALSO AVAILABLE FOR ELECTION. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.


      In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.    Contract Value immediately prior to the withdrawal.

      The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10%

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of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

      The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.




      The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

      The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make purchase payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned EACH year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all purchase payments are made during the first Contract Year when the Credit Enhancement is applied to purchase payments. If purchase payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

      If your actual returns are greater than the amounts set forth below and you make no purchase payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional purchase payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.


                  ----------------------------------------
                                        RATE OF RETURN
                    INTEREST RATE      (NET OF EXPENSES)
                  ----------------------------------------
                         3%                 -5.00%
                         4%                 -1.50%
                         5%                  0.80%

                  *Effective February 1, 2010, the 3% and
                  5% Credit Enhancement are no longer
                  available for election with the Extra
                  Credit rider.
                  ----------------------------------------

The Internal Revenue Code generally requires that interests in a tax-qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a tax-qualified Contract.


ALTERNATE WITHDRAWAL CHARGE -- This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

             ---------------------------------------------------
                  0-YEAR SCHEDULE           4-YEAR SCHEDULE
             ---------------------------------------------------
               PURCHASE                  PURCHASE
             PAYMENT AGE   WITHDRAWAL   PAYMENT AGE   WITHDRAWAL
              (IN YEARS)     CHARGE      (IN YEARS)     CHARGE
             ---------------------------------------------------
              0 and over       0%            1            7%
                                             2            7%
                                             3            6%
                                             4            5%
                                        5 and over        0%
             ---------------------------------------------------

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit."


RIDERS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1, 2010 -- A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix C - Riders Available for Purchase Only Prior to February 1, 2010 for a description of these riders.


PURCHASE PAYMENTS -- The minimum initial purchase payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $500. The minimum subsequent purchase payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum purchase payment requirement under certain circumstances. Purchase payments exceeding $1 million will not be accepted without prior approval of the Company.

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      The Company will apply the initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such purchase payment. The application form will be provided by the Company. If you submit your application and/or initial purchase payment to your registered representative, the Company will not begin processing the application and initial purchase payment until the Company receives them from your registered representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your purchase payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the purchase payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial purchase payment or if the Company determines it cannot otherwise issue the Contract and/or apply the purchase payment to your Contract, the Company will return the initial purchase payment to you unless you consent to the Company retaining the purchase payment until the application is made complete.

      The Company generally will credit subsequent purchase payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent purchase payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid under an Automatic Investment Program. The initial purchase payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent purchase payment to your registered representative, the Company will not begin processing the purchase payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a purchase payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts to which purchase payments will be allocated. Purchase payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

      You may change the purchase payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your purchase payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future purchase payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in "Transfers of Contract Value."

BONUS CREDIT -- During the period that began May 1, 2005 and ended December 31, 2007, the Company paid a Bonus Credit equal to 2% of any initial purchase payment applied to a Contract issued during that time period; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of May 1, 2005 through December 31, 2007; (2) the Contract was issued without an Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger. The Company applied the Bonus Credit at the time the initial Purchase Payment was effective and allocated it among the Subaccounts in the same proportion as the initial purchase payment. This rider is no longer available. There is no additional charge for the 2% Bonus Credit.

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected.

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Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis (or a quarter if transfers were made on a quarterly, semiannual or annual basis), before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

ASSET REALLOCATION OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual, or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual, or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation Request, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial purchase payment, among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual, or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct

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                                       30

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us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

TRANSFERS OF CONTRACT VALUE --You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."


      The Company reserves the right to limit transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Rydex Subaccounts (excluding the Rydex|SGI VT All-Asset Aggressive Strategy, Rydex|SGI VT All-Asset Conservative Strategy, Rydex|SGI VT All-Asset Moderate Strategy, Rydex|SGI VT All-Cap Opportunity, Rydex VT Commodities Strategy, Rydex|SGI VT International Opportunity, and Rydex|SGI VT Multi-Hedge Strategies Subaccounts), which are designed for frequent transfers. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.


FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.


      If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owner or Participants.

      In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as

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                                       31

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specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).



---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  NUMBER OF
                                                                                                                 ROUND TRIP
                                                  SUBACCOUNT                                                      TRANSFERS
---------------------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP HY Bond, Federated Fund for U.S. Government Securities II, Rydex | SGI VT CLS AdvisorOne      Unlimited
Amerigo, Rydex | SGI VT CLS AdvisorOne Select Allocation, Rydex | SGI VT CLS AdvisorOne Clermont; All Rydex
Subaccounts, EXCEPT Rydex | SGI VT All-Asset Aggressive Strategy, Rydex | SGI VT All-Asset Conservative
Strategy, Rydex | SGI VT All-Asset Moderate Strategy, Rydex | SGI VT All-Cap Opportunity, Rydex | SGI VT
Commodities Strategy, Rydex | SGI VT International Opportunity and Rydex VT Multi-Hedge Strategies
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation, PIMCO VIT Real Return, PIMCO VIT Total Return, Rydex | SGI VT All-Asset          4(1)
Aggressive Strategy, Rydex | SGI VT All-Asset Conservative Strategy, Rydex | SGI VT All-Asset Moderate
Strategy, Rydex | SGI VT All-Cap Opportunity, Rydex | SGI VT Commodities Strategy, Rydex | SGI VT
International Opportunity, Rydex | SGI VT Multi-Hedge Strategies, Rydex | SGI VT All Cap Value, Rydex | SGI VT
Global, Rydex | SGI VT Large Cap Value, Rydex | SGI VT Mid Cap Growth, Rydex | SGI VT Mid Cap Value, and
Rydex | SGI VT Small Cap Value
---------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value                                                                                     2(3)
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity                                                                                2(1)
---------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond II                                                                                       1(1)
---------------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Fidelity VIP Contrafund, Fidelity VIP          1(2)
Growth Opportunities, Fidelity VIP Index 500, Fidelity Investment Grade Bond, Franklin Small-Mid Cap Growth
Securities, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Oppenheimer Main Street Small Cap
Fund/VA, PIMCO VIT Low Duration, Templeton Developing Markets Securities, Templeton Foreign Securities, and
Van Kampen LIT Government
---------------------------------------------------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(3) Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
-------------------------------------------------------------------------------


      In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the

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                                       32

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Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


      The Company does not limit or restrict transfers to or from the Direxion Dynamic VP HY Bond, Federated Fund for U.S. Government Securities II, Rydex | SGI VT CLS AdvisorOne Select Allocation, Rydex | SGI VT CLS AdvisorOne Amerigo, Rydex | SGI VT CLS AdvisorOne Clermont, and the Rydex Subaccounts (excluding certain specified Rydex Subaccounts), which are designed for frequent transfers. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.


      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- Your Contract Value will vary to a degree that depends upon several factors, including

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                                       33

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o     Investment performance of the Subaccounts to which you have allocated
      Contract Value,

o     Payment of purchase payments,

o     Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements and Bonus Credits allocated to the particular Subaccount, by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the purchase payment is credited.

      In addition to purchase payments, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions other than transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. Transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the base mortality and expense risk charge under the Contract of 0.85%, and (5) the administration charge under the Contract.

      The base mortality and expense risk charge of 0.85% and the administration charge, which ranges from 0.25% to 0.60% depending on the Subaccount, are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the base charge and the charge for any optional riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the base mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

CUT-OFF TIMES -- Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the "cut-off time"). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals, death benefit payments, and Purchase Payments.

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                                       34

--------------------------------------------------------------------------------

      Any transfer requests involving your Contract, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:35 p.m. Central time) for transfers submitted electronically through the Company's Internet web site. The Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

FULL AND PARTIAL WITHDRAWALS -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) are permitted after the Annuity Start Date only under Annuity Option 5 (unless the Owner has elected fixed annuity payments under Option 5). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from purchase payments and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium tax.

      The Company requires the signature of all Owners on any request for withdrawal. The Company requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from purchase payments and/or Bonus Credits that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit."


      If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.


      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

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                                       35

--------------------------------------------------------------------------------


      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see "Restrictions on Withdrawals from Qualified Plans." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."


SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."


      If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

      In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.


      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans" and "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

DEATH BENEFIT -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated

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                                       36

--------------------------------------------------------------------------------

upon receipt of due proof of death of either Owner and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all purchase payments (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Bonus Credit was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

      If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

      If you purchased the Annual Stepped Up Death Benefit Rider, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit Rider. Your death benefit proceeds under the rider will be the death benefit reduced by any pro rata account administration charge, any uncollected premium tax, and if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH INSTRUCTIONS REGARDING THE DEATH BENEFIT PAYMENT, THE DEATH BENEFIT WILL BE AS SET FORTH IN ITEM 2, ABOVE. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

      Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE -- The Company does not deduct sales charges from purchase payments before allocating them to Contract Value. However, except as set forth below, the Company may

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                                       37

--------------------------------------------------------------------------------

assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your purchase payments have been held under the Contract. Purchase Payments include Bonus Credits for purposes of assessing the withdrawal charge.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

      The withdrawal charge applies to the portion of any withdrawal, consisting of purchase payments and/or Bonus Credits that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase payments then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce purchase payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your purchase payments and/or Bonus Credits have been held under the Contract. Each purchase payment and/or Bonus Credit you make is considered to have a certain "age," depending on the length of time since the purchase payment and/or Bonus Credit was effective. A purchase payment is "age one" in the year beginning on the date the purchase payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

              -----------------------------------------------------
              PURCHASE PAYMENT AND BONUS CREDIT      WITHDRAWAL
                        AGE (IN YEARS)                 CHARGE
              -----------------------------------------------------
                              1                          7%
                              2                          7%
                              3                          6%
                              4                          5%
                              5                          4%
                              6                          3%
                              7                          2%
                          8 and over                     0%
              -----------------------------------------------------

      The Company will deduct the withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of purchase payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. The Company will assess the withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily base charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the base charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

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                                       38

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          -------------------------------------------------------------
                                                ANNUAL MORTALITY AND
          CONTRACT VALUE                        EXPENSE RISK CHARGE
          -------------------------------------------------------------
          Less than $25,000                            1.10%
          -------------------------------------------------------------
          At least $25,000 but
          less than $100,000                           0.95%
          -------------------------------------------------------------
          $100,000 or more                             0.85%
          -------------------------------------------------------------

These amounts are also deducted during the Annuity Period. However, the annual mortality and expense risk charge is 1.25% during the Annuity Period, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.


ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual percentage rate of each Subaccount's average daily net assets. The administration charge varies by Subaccount and is 0.25% for the Rydex | SGI VT All Cap Value, Rydex | SGI VT Global, Rydex | SGI VT Large Cap Value, Rydex | SGI VT Mid Cap Growth, Rydex | SGI VT Mid Cap Value, and Rydex | SGI VT Small Cap Value Subaccounts; 0.35% for the Invesco V.I. International Growth and Invesco V.I. Mid Cap Core Equity Subaccounts; 0.40% for the Direxion Dynamic VP HY Bond, Dreyfus VIF International Value and Oppenheimer Main Street Small Cap Fund(R)/VA Subaccounts; 0.45% for each of the other Rydex|SGI and Rydex Subaccounts (except those listed below) and the PIMCO VIT Global Bond (Unhedged), PIMCO VIT High Yield, and Van Kampen LIT Government Subaccounts; 0.50% for the Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Investment-Grade Bond, Fidelity VIP Growth Opportunities, Rydex | SGI VT CLS AdvisorOne Amerigo, Rydex | SGI VT CLS AdvisorOne Select Allocation and Rydex | SGI VT CLS AdvisorOne Clermont Subaccounts; 0.55% for the Fidelity VIP Index 500, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return and Wells Fargo Advantage Opportunity VT Subaccounts; and 0.60% for the Invesco V.I. Capital Appreciation, Federated Fund for U.S. Government Securities II, Franklin Small-Mid Cap Growth Securities, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Templeton Developing Markets, and Templeton Foreign Securities Subaccounts. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.


ACCOUNT ADMINISTRATION CHARGE -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a purchase payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contracts. No such charge is currently assessed. See "Tax Status of the Company and

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                                       39

--------------------------------------------------------------------------------

the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the Contract is sold in connection with a group or sponsored arrangement.


OPTIONAL RIDER CHARGES -- In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.

      The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. Currently, you may not select riders with total charges in excess of 2.00% of Contract Value.

      As noted in the table, certain riders are no longer available for purchase. For more information on these riders, see Appendix C - Riders Available for Purchase Only Prior to February 1, 2010.



--------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  ANNUAL
                                                                                                  RATE(1)      RIDER CHARGE
------------------------------------------------------------------------------------------------------------------------------
                                      RIDERS AVAILABLE FOR PURCHASE WITH THE CONTRACT:
------------------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                                                                --           0.25%
------------------------------------------------------------------------------------------------------------------------------
Extra Credit Rider(3)                                                                                4%           0.55%
------------------------------------------------------------------------------------------------------------------------------
Alternative Withdrawal Charge Rider                                                                0-Year         0.70%(4)
                                                                                                   4-Year         0.60%(4)
------------------------------------------------------------------------------------------------------------------------------
                                RIDERS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1, 2010:
------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                                                              3%           0.25%
                                                                                                     5%           0.40%
------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider                                                          --           0.55%(2)
------------------------------------------------------------------------------------------------------------------------------
Extra Credit Rider(3)                                                                                3%           0.40%
                                                                                                     5%           0.70%
------------------------------------------------------------------------------------------------------------------------------

1. Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

2. The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" in Appendix C - Riders Available For Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00%, for riders elected prior to February 1, 2010.

3. The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

4. If the Company issued your rider prior to October 1, 2004, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.35%. If the Company issued your rider on or after October 1, 2004 and prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.
--------------------------------------------------------------------------------


GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.10% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.60% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and

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                                       40

--------------------------------------------------------------------------------

other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date at the time of application. The Annuity Start Date must not be earlier than the 12-month anniversary of the Contract Date and may not be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available only as a variable Annuity for use with the Subaccounts. (A fixed Annuity is available only under the provisions of the Guaranteed Minimum Income Benefit Rider.) Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and a pro rata account administration charge, if applicable.

      The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 6 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

      Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. Once annuity payments have commenced under Annuity Option 5, an Owner also cannot change the Annuity Option but can make partial withdrawals or surrender his or her annuity for the Withdrawal Value.

      Under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of
(i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax adviser before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The

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Contract specifies annuity tables for Annuity Options 1 through 6, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment.

ANNUITY OPTIONS --

      OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      OPTION 3 -- LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      OPTION 4 --

      A. JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. The number of Annuity Units used to determine the annuity payment is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      OPTION 5 -- PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 10, 15 or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      OPTION 6 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 6 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts

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is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 6 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 6 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

      The Company does not allow the Annuity Start Date to be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-Natural Persons." See "Federal Tax Matters."

      JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary, if a natural person, will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who, if a natural person, is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the

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designation of the Primary Beneficiary. The Owner may change the Primary
Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your purchase payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b).
Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may ONLY be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31,

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1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of
Section 403(b) that are available under an employer's Section 403(b) arrangement.

      The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."


      If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS") as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT. IN ADDITION, AS PROVIDED IN IRS REGULATIONS, WE INFORM YOU THAT THIS MATERIAL IS NOT INTENDED AND CANNOT BE REFERRED TO OR USED (1) TO AVOID TAX PENALTIES OR (2) TO PROMOTE, SELL OR RECOMMEND ANY TAX PLAN OR ARRANGEMENT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT --

      GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying

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Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).


      OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objectives or investment policies.


INCOME TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

      SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.


      ANNUITY PAYMENTS. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.


      PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be

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increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

      DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.


      The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.


      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the purchase payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax

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adviser with respect to the potential effects of such a transaction.

      OPTIONAL BENEFIT RIDERS. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

QUALIFIED PLANS -- The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Although these rules have been partially suspended for distributions required for 2009, they apply to distributions required for 2008 that are not paid until 2009, and to distributions for all subsequent taxable years. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

      SECTION 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.


      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).


      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

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      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.


      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

      SECTION 408. TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.


      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,000. Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($89,000 for a married couple filing a joint return and $56,000 for a single taxpayer in 2010). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $167,000 and $177,000 in 2010. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

      Sale of the Contract for use with IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bear to the expected return under the IRA.


      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to an eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."


      SECTION 408A. ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $105,000 to $120,000 in adjusted gross income ($167,000 to $177,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.


      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed (with a special rule to spread out the income for 2010 rollovers and conversions to 2011 and 2012), but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue

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Service or other appropriate agency, and will have the right to revoke the
Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner (sixth year if 2009 is one of the years included).


      ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.

      If any portion of the balance to the credit of an employee in a 401, 403(b) or governmental 457 plan (other than Roth sources) is paid in an "eligible rollover distribution" and the payee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

      For an employee's spouse (or employee's former spouse as beneficiary or alternate payee), an "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an "eligible retirement plan" is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. A 401, 403(b) or governmental 457 plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.


      TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a 403(b) or IRA before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

      MINIMUM DISTRIBUTION TAX. If the amount distributed from a 403(b) plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax adviser.

      WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a 403(b) plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Eligible rollover distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than
IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended

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as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS --

      FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


      ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES IN 2010. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


      ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

      FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.


      MEDICARE TAX. Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.


OTHER INFORMATION

INVESTMENT ADVISORY FEES -- You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 12 months of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

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VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company's management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue

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Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon purchase payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

ELECTRONIC PRIVILEGES -- IF THE PROPER FORM HAS BEEN COMPLETED, SIGNED, AND FILED AT THE COMPANY'S ADMINISTRATIVE OFFICE, you may: (1) request a transfer of Contract Value and make changes in your purchase payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By signing the application, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

SALE OF THE CONTRACT -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

      PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.


      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered repre-

--------------------------------------------------------------------------------
                                       53

--------------------------------------------------------------------------------

sentatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2009, 2008 and 2007, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $267,614.85, $577,676.61 and $733,835.55, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including advertising expenses, and other expenses of distributing the Contract.


      SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.


      ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; and (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.


      This additional compensation arrangement is not offered to all Selling Broker Dealers and the terms of this arrangement (and of any other such arrangements that SDI may enter into in the future) and the payments made thereunder may differ substantially among Selling Broker Dealers.

      These payments may be significant, and are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract.

PERFORMANCE INFORMATION

      Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Rydex VT U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield

--------------------------------------------------------------------------------
                                       54

--------------------------------------------------------------------------------

would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Rydex VT U.S. Government Money Market Sub-account is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VT U.S. Government Money Market Subac-count may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period.

      Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges and contingent deferred sales charge and may simultaneously be shown for other periods. Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until August 1, 2002, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


FINANCIAL STATEMENTS -- The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009, and the financial statements of Variable Annuity Account A - AdvisorDesigns Variable Annuity at December 31, 2009 and for each of the specified periods ended December 31, 2009, are included in the Statement of Additional Information.


TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information for AdvisorDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
   Section 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT RESISTERED
PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                       55

--------------------------------------------------------------------------------

OBJECTIVES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no guarantee that the investment objective of any Underlying Fund will be met.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUS. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.


---------------------------------------------------------------------------------------------------------------------------
                                  SHARE CLASS
UNDERLYING FUND                 (IF APPLICABLE)    INVESTMENT OBJECTIVE                INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP HY Bond                        To maximize total return (income    Rafferty Asset Management, LLC
Fund                                               plus capital appreciation) by
                                                   investing primarily in debt
                                                   instruments, including
                                                   convertible securities, and
                                                   derivatives of such instruments,
                                                   with an emphasis on lower-quality
                                                   debt instruments
---------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International           Service        Long-term capital growth            The Dreyfus Corporation
Value Portfolio
---------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S.                            Current income                      Federated Investment Management
Government Securities II                                                               Company
---------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond          Service        High current income                 Federated Investment Management
Fund II                                                                                Company
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund       Service Class     Long-term capital appreciation      Fidelity Management & Research
                                       2                                               Company (Investment Adviser)

                                                                                       FMR Co., Inc.; Fidelity Management
                                                                                       Research (U.K.) Inc.; Fidelity
                                                                                       Management & Research (Far East)
                                                                                       Inc.; and Fidelity Investments
                                                                                       Japan Limited (Sub-Advisers)
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth           Service Class     Capital growth                      Fidelity Management & Research
Opportunities                          2                                               Company (Investment Adviser)

                                                                                       FMR Co., Inc.; Fidelity Management
                                                                                       Research (U.K.) Inc.; Fidelity
                                                                                       Management & Research (Far East)
                                                                                       Inc.; and Fidelity Investments
                                                                                       Japan Limited (Sub-Advisers)
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500        Service Class     Investment results that             Fidelity Management & Research
                                       2           correspond to the total return of   Company (Investment Adviser)
                                                   common stocks publicly traded in
                                                   the United States, as represented   FMR Co., Inc. (Sub-Adviser)
                                                   by the S&P 500(R)
                                                                                       Geode (Sub-Adviser)
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment       Service Class     High level of current income as     Fidelity Management & Research
Grade Bond                             2           is consistent with the              Company (Investment Adviser)
                                                   preservation of capital
                                                                                       Fidelity Investments Money
                                                                                       Management, Inc. (Sub-Adviser)
---------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap             Class 2         Long-term capital growth            Franklin Advisers, Inc.
Growth Securities Fund
---------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital               Series I        Growth of capital                   Invesco Advisors, Inc.
Appreciation Fund
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                         56

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                  SHARE CLASS
UNDERLYING FUND                 (IF APPLICABLE)    INVESTMENT OBJECTIVE                INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
Invesco V.I. International         Series II       Long-term growth of capital         Invesco Advisors, Inc.
Growth Fund
---------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core          Series II       Long-term growth of capital         Invesco Advisors, Inc.
Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian       Class I        Long-term growth of capital;        Neuberger Berman Management LLC
                                                   current income is a secondary       (Investment Adviser)
                                                   goal
                                                                                       Neuberger Berman, LLC
                                                                                       (Sub-Adviser)
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners       Class I        Growth of capital                   Neuberger Berman Management LLC
                                                                                       (Investment Adviser)

                                                                                       Neuberger Berman, LLC
                                                                                       (Sub-Adviser)
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small       Service        This Fund invests in a              OppenheimerFunds, Inc.
Cap Fund(R)/VA                                     well-diversified mix of smaller
                                                   company stocks for capital
                                                   appreciation potential.
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration          Administrative     Seeks maximum total return          Pacific Investment Management
Portfolio                                          consistent with preservation of     Company LLC
                                                   capital and prudent investment
                                                   management
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return           Administrative     Seeks maximum real return,          Pacific Investment Management
Portfolio                                          consistent with preservation of     Company LLC
                                                   real capital and prudent
                                                   investment management
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return          Administrative     Seeks maximum total return,         Pacific Investment Management
Portfolio                                          consistent with preservation of     Company LLC
                                                   capital and prudent investment
                                                   management
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Banking Fund                              Capital appreciation                Security Global Investors
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Basic Materials Fund                      Capital appreciation                Security Global Investors
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Biotechnology Fund                        Capital appreciation                Security Global Investors
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Commodities                               Seeks to provide investment         Security Global Investors
Strategies Fund                                    results that correlate to the
                                                   performance of a benchmark for
                                                   commodities. The Fund's current
                                                   benchmark is the GSCI(R) Total
                                                   Return Index.
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Consumer Products                         Capital appreciation                Security Global Investors
Fund
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy                           Investment results that             Security Global Investors
                                                   correlate to the performance
                                                   of a specific benchmark
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Electronics Fund                          Capital appreciation                Security Global Investors
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Fund                               Capital appreciation                Security Global Investors
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Services Fund                      Capital appreciation                Security Global Investors
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Europe 1.25x                              Investment results that correlate   Security Global Investors
Strategy                                           to the performance of a specific
                                                   benchmark
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Financial Services                        Capital appreciation                Security Global Investors
Fund
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                         57

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                  SHARE CLASS
UNDERLYING FUND                 (IF APPLICABLE)    INVESTMENT OBJECTIVE                INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long                           Investment results that             Security Global Investors
Bond 1.2x Strategy                                 correspond to a benchmark for
                                                   U.S. Government securities
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Health Care Fund                          Capital appreciation                Security Global Investors
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Internet Fund                             Capital appreciation                Security Global Investors
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x                            Investment results that will        Security Global Investors
Strategy                                           match the performance of a
                                                   specific benchmark on a daily
                                                   basis
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                                   Total return                        Security Global Investors
Government Long Bond
Strategy
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Mid-Cap                           Investment results that will        Security Global Investors
Strategy                                           match the performance of a
                                                   specific benchmark
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse NASDAQ(R)                         Investment results that will        Security Global Investors
100 Strategy                                       match the performance of a
                                                   specific benchmark
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Russell                           Investment results that will        Security Global Investors
2000(R) Strategy                                   match the performance of a
                                                   specific benchmark
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500                           Investment results that will        Security Global Investors
Strategy                                           inversely correlate to the
                                                   performance of the S&P 500
                                                   Index(TM)
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Japan 2x Strategy                         Investment results that             Security Global Investors
                                                   correlate to the performance of
                                                   a specific benchmark
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Leisure Fund                              Capital appreciation                Security Global Investors
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid-Cap 1.5x                              Investment results that will        Security Global Investors
Strategy                                           match the performance of a
                                                   benchmark for mid-cap
                                                   securities
---------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ(R) 100 2x                          Investment results that will        Security Global Investors
Strategy                                           match the performance of a
                                                   specific benchmark on a daily
                                                   basis
---------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ(R) 100                             Investment results that will        Security Global Investors
Strategy                                           match the performance of a
                                                   specific benchmark for
                                                   over-the-counter securities
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                 Investment results that will        Security Global Investors
                                                   match the performance of a
                                                   specific benchmark on a daily
                                                   basis
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Precious Metals Fund                      Capital appreciation                Security Global Investors
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Real Estate Fund                          Capital appreciation                Security Global Investors
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Retailing Fund                            Capital appreciation                Security Global Investors
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R)                           Investment results that will        Security Global Investors
1.5x Strategy                                      match the performance of a
                                                   benchmark for small-cap
                                                   securities
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                         58

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                  SHARE CLASS
UNDERLYING FUND                 (IF APPLICABLE)    INVESTMENT OBJECTIVE                INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R)                           To provide investment results       Security Global Investors
2x Strategy                                        that match the performance of a
                                                   specific benchmark on a daily
                                                   basis. The Fund's current
                                                   benchmark is 200% of the
                                                   performance of the Russell 2000
                                                   Index(R)
---------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy                       Investment results that will        Security Global Investors
                                                   match the performance of a
                                                   specific benchmark on a daily
                                                   basis
---------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 Pure Growth                       Investment results that will        Security Global Investors
                                                   match the performance of a
                                                   benchmark for large cap growth
                                                   securities
---------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 Pure Value                        Investment results that will        Security Global Investors
                                                   match the performance of a
                                                   benchmark for large cap value
                                                   securities
---------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P Mid Cap 400 Pure                      Investment results that will        Security Global Investors
Growth                                             match the performance of a
                                                   benchmark for mid-cap growth
                                                   securities
---------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P Mid Cap 400 Pure                      Investment results that will        Security Global Investors
Value                                              match the performance of a
                                                   benchmark for mid-cap value
                                                   securities
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Small Cap 600 Pure                        Investment results that will        Security Global Investors
Growth                                             match the performance of a
                                                   benchmark for small-cap growth
                                                   securities
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Small Cap 600 Pure                        Investment results that will        Security Global Investors
Value                                              match the performance of a
                                                   benchmark for small-cap value
                                                   securities
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Strengthening Dollar                      Investment results that will        Security Global Investors
2x Strategy                                        match the performance of a
                                                   specific benchmark on a daily
                                                   basis
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Technology Fund                           Capital appreciation                Security Global Investors
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Telecommunications                        Capital appreciation                Security Global Investors
Fund
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Transportation Fund                       Capital appreciation                Security Global Investors
---------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government                           Security of principal, high         Security Global Investors
Money Market Fund                                  current income, and liquidity
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Utilities Fund                            Capital appreciation                Security Global Investors
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Weakening                                 Investment results that will        Security Global Investors
Dollar 2x Strategy                                 match the inverse performance
                                                   of a specific benchmark on a
                                                   daily basis
---------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT All Cap                               Long-term growth of capital         Security Global Investors
Value
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                         59

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                  SHARE CLASS
UNDERLYING FUND                 (IF APPLICABLE)    INVESTMENT OBJECTIVE                INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT All-Asset                             The Essential Portfolio             Security Global Investors
Aggressive Strategy                                Aggressive Fund's objective is to
                                                   primarily seek growth of capital.
---------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT All-Asset                             The Essential Portfolio             Security Global Investors
Conservative Strategy                              Conservative Fund's objective is
                                                   to primarily seek preservation of
                                                   capital and, secondarily, to seek
                                                   long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT All-Asset                             The Essential Portfolio Moderate    Security Global Investors
Moderate Strategy                                  Fund's objective is to primarily
                                                   seek growth of capital and,
                                                   secondarily, to seek preservation
                                                   of capital.
---------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT All-Cap                               Long-term capital appreciation      Security Global Investors
Opportunity
---------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT CLS                                   Long-term growth of capital         Security Global Investors
AdvisorOne Amerigo Fund                            without regard to current income    (Investment Adviser)

                                                                                       CLS Investment Firm, LLC
                                                                                       (Sub-Adviser)
---------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT CLS AdvisorOne                        Current income and growth of        Security Global Investors
Clermont Fund                                      capital                             (Investment Adviser)

                                                                                       CLS Investment Firm, LLC
                                                                                       (Sub-Adviser)
---------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT CLS AdvisorOne                        To provide growth of capital and    Security Global Investors
Select Allocation Fund                             total return                        (Investment Adviser)

                                                                                       CLS Investment Firm, LLC
                                                                                       (Sub-Adviser)
---------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Global                                Long-term growth of capital         Security Global Investors
                                                                                       (Investment Adviser)

                                                                                       Security Global Investors, LLC
                                                                                       (Sub-Adviser)
---------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT International                         Long-term capital appreciation      Security Global Investors
Opportunity
---------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Large Cap Value                       Long-term growth of capital         Security Global Investors
---------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Mid Cap Growth                        Capital appreciation                Security Global Investors
---------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Mid Cap Value                         Long-term growth of capital         Security Global Investors
---------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Multi-Cap Core                        Long-term capital appreciation      Security Global Investors
Equity
---------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Small Cap Value                       Long term capital appreciation      Security Global Investors
---------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets        Class 2        Long-term capital appreciation      Templeton Asset Management LTD
Securities Fund
---------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities        Class 2        Long-term capital growth            Templeton Investment Counsel, LLC
Fund
---------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government           Class II       High current return consistent      Van Kampen Asset Management
Portfolio                                           with preservation of capital
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                         60

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                  SHARE CLASS
UNDERLYING FUND                 (IF APPLICABLE)    INVESTMENT OBJECTIVE                INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Small            A           Long-term capital appreciation      Wells Fargo Funds Management, LLC
Cap Value Fund                                                                         (Investment Adviser)

                                                                                       Wells Capital Management
                                                                                       Incorporated (Sub-Adviser)
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                         61

                                                                      APPENDIX A

                            IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of Traditional Individual Retirement Annuities (e.g., non-Roth IRAs). Internal Revenue Service regulations require that this Disclosure Statement be given to each person desiring to establish an Individual Retirement Annuity (IRA). Further information can be obtained from any district office of the Internal Revenue Service.


RIGHT TO REVOKE

You may revoke your IRA within seven days after it has been established. For purposes of revocation, the date your first purchase payment is received by First Security Benefit Life Insurance and Annuity Company of New York will be the date the account is established. To revoke your IRA and receive a refund of the entire amount of contribution paid, you must mail or deliver a written notice of revocation, signed exactly as your signature appears on your variable annuity application, to: FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK, ADMINISTRATIVE OFFICE, P.O. BOX 750497, TOPEKA, KS 66675-0497, 1-800-888-2461.

If you send your revocation notice by First Class Mail, we will consider that you have notified us as of the date of the postmark on the envelope. If you send it by Certified or Registered Mail, you will have notified us as of the certification or registration date on the label. In either case, the revocation notice must be properly addressed and mailed, with postage prepaid. Upon receipt of a timely revocation notice, the entire amount of your contribution will be returned to you without adjustment for sales commissions, administrative fees or market value fluctuation.


WHAT ARE THE STATUTORY REQUIREMENTS?

The annuity contract described in the prospectus which accompanies this IRA Disclosure Statement meets the requirements of Section 408(b) of the Internal Revenue Code as to form for use as an IRA. The form of the contract has been approved by the Internal Revenue Service.

The requirements of Section 408(b) of the Internal Revenue Code, as to form for use as an IRA, are described in Items 1 through 6 below:

1.   The amount in your IRA must be fully vested at all times.

2.   The contract must provide that you cannot transfer it to someone else.

3.   The contract must have flexible premiums.

4. You must start receiving distributions by April 1 of the year following the year in which you reach age 70 1/2 (see "Required Minimum Distributions").

5. The contract must provide that you cannot contribute more than the lesser of 100% of your taxable compensation or the applicable dollar amount as shown in the table below. See "How Much May I Contribute?" (This requirement does not apply to rollovers. See "Rollovers and Direct Transfers.")

6. The contract must provide that any refund of premium will be applied before the close of the calendar year of the year of refund toward the payment of future premiums or the purchase of additional benefits.

WHO IS ELIGIBLE FOR AN IRA?

Any individual (under age 70 1/2) who has compensation or earned income is eligible for either a deductible or a nondeductible IRA.

You may designate your entire contribution as a nondeductible contribution, if you so choose. If your otherwise allowable and deductible IRA contribution is limited because you (or your spouse) are an active participant in a qualified retirement plan provided by your employer and your adjusted gross income exceeds a certain level, you may make a designated nondeductible contribution to the extent your otherwise allowable and deductible contribution amount was limited.

You have the responsibility of determining and reporting on IRS Form 8606 how much you contributed and which portion of the contributions you made were deductible and which were designated nondeductible contributions. Once contributed, the deductible and designated nondeductible contributions are treated the same, meaning, each type receives tax-deferred accumulation of income. You need to know how much of your account is made up of deductible and designated nondeductible contributions in order to determine the taxable portion of any distributions you receive, so you should keep permanent records on your deductible and non-deductible contributions.

Reporting requirements are instituted for individuals who make nondeductible contributions or receive a distribution. A penalty of $100 applies to each instance when a nondeductible contribution is reported but not made, without reasonable cause.

SPOUSAL IRAS --

1.   One or both spouses must be receiving compensation for the taxable year.

2. Both spouses must be under age 70 1/2. (However, if one spouse is not over age 70 1/2, that spouse could contribute under the regular IRA rules.)

3. The contributions need not be split equally between the two accounts. However, no more than the individual account maximum described below can be contributed to either account.

4.    A joint tax return must be filed.

5.    Separate accounts must be maintained for each spouse.

6. Community property laws are not considered in computing contributions to each spouse's account.

DIVORCED SPOUSE IRAS -- The transfer of an individual's interest, in whole or in part, in an IRA to their former spouse under a valid divorce decree or a written instrument incident to such divorce shall not be considered to be a distribution from such an IRA to such individual or their former spouse; nor shall it be considered a taxable transfer by such individual to their former spouse.

The interest described which is transferred to the former spouse shall be treated as an IRA of such spouse.


WHAT IS COMPENSATION?

Compensation is defined as wages, salaries, professional fees, sales commissions, tips, bonuses and earned income to self-employed persons. It does not include earnings and profits from investments, such as interest, dividends and rental income.


WHEN DO I HAVE TO MAKE MY CONTRIBUTIONS?

Contributions, including establishing your IRA, can be made at any time. If you make a contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your federal tax return, not including extensions.


HOW MUCH MAY I CONTRIBUTE?

REGULAR IRA -- The lesser of 100% of compensation or $5,000. If you are age 50 or over, you may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if you are covered by an employer-sponsored retirement plan, the amount of the contribution to a traditional IRA which may be deducted will be reduced or eliminated if your modified adjusted gross income exceeds the limits as set forth in the table below:

------------------- -------------------- --------------------
  TAXABLE YEARS      SINGLE TAXPAYERS       JOINT RETURNS
   BEGINNING IN       PHASE-OUT RANGE      PHASE-OUT RANGE
------------------- -------------------- --------------------
  2010 and after      $56,000-$66,000      $89,000-$109,000
------------------- -------------------- --------------------

If your spouse is covered by an employer retirement plan but you are not, you may be able to deduct those contributions to an IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return exceeds $167,000.

SPOUSAL IRA -- If you and your spouse file a joint return, each of you may contribute up to $5,000 (or $6,000 in 2010 if you are age 50 or older) to your own IRA annually if your joint income in 2010 is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year 2010 is the lesser of $5,000 (or $6,000 if you are age 50 or older) or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of: (i) $5,000 (or $6,000 if you are age 50 or older) or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA.


ARE THERE ANY OTHER LIMITS ON CONTRIBUTIONS?

Yes. For a Traditional IRA, no contribution (other than a rollover or a SEP contribution) can be made in or after the year in which you reach age 70 1/2.


ROLLOVERS AND DIRECT TRANSFERS

If you receive a distribution from another IRA, you may make a rollover contribution of all or part of the amount you receive to this IRA. The rollover must be completed within 60 days after you receive the distribution.

Certain distributions from retirement plans (pension plan, profit-sharing plan, Keogh, 403(b), 401(k) or governmental 457, but not contributions from Roth 401(k) or Roth 403(b) accounts) are also eligible for rollover to your IRA. You may make a rollover contribution by rolling all or a portion of your distribution or directly transferring the assets from your retirement plan. The distribution must be rolled over within 60 days of receipt from the retirement plan administrator or sponsor. In most instances the plan administrator or sponsor must withhold 20% of your distribution for federal income tax purposes unless you elect a direct rollover. In a direct rollover, the distribution from your retirement plan is made directly from the plan administrator or sponsor to your IRA. The amount of your rollover will not be included in your taxable income for the year.

Because of the strict limitations that apply to IRA and retirement plan rollovers, you should consult with your tax advisor before making any type of rollover contribution.


WHAT HAPPENS IF EXCESS CONTRIBUTIONS ARE MADE TO MY IRA?

You must pay a 6% excise tax each year on excess contributions that remain in your IRA. Generally, an excess contribution is the amount contributed to your IRA that is above the maximum amount you can contribute for the year. The excess is taxed in the year contributed and each year after that until you correct it.

You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due, including extensions, for the year of the contribution.

The excess contribution can be corrected if you contribute less than the permissible amount the following year; however, the excise tax is not avoided and will be due on the amount you over contributed the previous year.


ARE MY CONTRIBUTIONS DEDUCTIBLE?

Generally, if you are not covered by a qualified retirement plan, the amount you can deduct in a year for contributions to your IRA is the lesser of your taxable compensation for the year or $5,000. If you are age 50 or over, you may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year.

However, if you are not covered by a qualified retirement plan, but your spouse is you may be able to deduct those contributions to an IRA; however, the amount you may deduct for IRA contributions will be phased out if your adjusted gross income ("AGI") exceeds $167,000.

If you are covered by a qualified retirement plan, the amount of IRA contributions you may deduct in a year may be reduced or eliminated based on your AGI for the year. The limits are:

------------------- -------------------- --------------------
  TAXABLE YEARS      SINGLE TAXPAYERS       JOINT RETURNS
   BEGINNING IN       PHASE-OUT RANGE      PHASE-OUT RANGE
------------------- -------------------- --------------------
  2010 and after      $56,000-$66,000      $89,000-$109,000
------------------- -------------------- --------------------

TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS

1. Earnings of your IRA contract are not taxed until they are distributed from the IRA.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions are non-taxable to the extent they represent a return of non-deductible contributions. The non-taxable percentage of a distribution is determined by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. Amounts held in IRAs are generally subject to the imposition of federal estate taxes. In addition, if you elect to have all or any part of your account payable to a beneficiary (or beneficiaries) upon your death, the election generally will not subject you to any gift tax liability.

5. Your IRA contract's tax-sheltered status will be lost and the value of your contract will be taxable to you, if:

     a. you engage in a prohibited transaction, as described in Internal Revenue Code Section 4975(c);

     b.   you borrow from your IRA;

     c.   you pledge your IRA as collateral for a loan; or

     d. you invest any part of your IRA assets in collectibles, as defined in Internal Revenue Code Section 408(m)(2).


REQUIRED MINIMUM DISTRIBUTIONS

In general, you must start receiving minimum distributions from your IRA by April 1 following the year in which you reach age 70 1/2 (your "required beginning date") either in a single lump sum or over a period not extending beyond the joint life expectancy of you and a designated beneficiary. For 2009, the required minimum distribution requirements have been suspended and no distributions are required.

Figure your required minimum distribution for each year by dividing the value of your IRA on December 31 of the preceding year by the applicable distribution period or life expectancy found in a table issued by the Internal Revenue Service. Generally, the applicable life expectancy is the remaining joint life and last survivor expectancy of you and a designated beneficiary if that designated beneficiary is assumed to be 10 years younger than you. If your spouse, as your sole designated beneficiary, is more than 10 years younger than you, distributions may be taken over a longer period. The applicable life expectancy may be found in a current version of IRS Publication 590 "Individual

Retirement Arrangements." To obtain a free copy of IRS Publication 590 and other IRA forms, write the IRS Forms Distribution Center for your area as shown in your income tax return instructions, or you can find Publication 590 on the Internet at www.irs.gov.

Annuity payments which begin by April 1 of the year following the year you reach age 70 1/2 satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your beneficiary, provided that, if installments are guaranteed, the maximum guaranty period must be less than the applicable life expectancy.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distribution of these amounts from any one or more of your IRAs.

If the actual distribution from your IRA is less than the minimum amount that should be distributed in accordance with the rules set forth above, the difference is an excess accumulation. There is a 50% excise tax on any excess accumulations.

If you die after your required beginning date, your entire remaining account balance must be distributed to your designated beneficiary at least as rapidly as under the method of distribution in effect on your date of death.

After your death, the general rule is that your entire balance must be distributed in substantially equal installments over a fixed period not exceeding your designated beneficiary's life expectancy (as determined under tables issued by the IRS), beginning no later than December 31 of the year following the year in which you died. If you have no individual designated beneficiary, or if the beneficiary elects to delay distributions, your account must be distributed by the end of the fifth calendar year after the year of your death. If this period includes the year 2009, the five year period is extended to six years. If your spouse is your designated beneficiary, such distribution need not commence until December 31 of the year during which you would have attained age 70 1/2 had you survived. Alternatively, if your designated beneficiary is your spouse, he or she may elect to treat your IRA as his or her own IRA. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore spousal continuation will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.


ARE THERE ANY PENALTIES FOR PREMATURE DISTRIBUTIONS?

There is an additional tax on premature distributions equal to 10% of the amount of the premature distribution that you must include in your gross income. Premature distributions are generally amounts you withdraw from your IRA before you are age 59 1/2. However, the tax on premature distributions does not apply:

  1. To distributions that are rolled over tax free to another IRA, a qualified employee retirement plan, a tax-sheltered annuity, or a governmental 457 deferred compensation plan.

  2. To a series of substantially equal periodic payments made over your life or life expectancy, or the joint life expectancy of you and your beneficiary.

  3. To amounts distributed to a beneficiary, or the individual's estate, on or after the death of the individual.

  4. If you are permanently disabled. You are considered disabled if you cannot do any substantial gainful activity because of your physical or mental condition. A physician must determine that your condition can be expected to result in death or to be of long, continued, and indefinite duration.

  5. To a distribution which does not exceed the amount of your medical expenses that could be deducted for the year (generally speaking, medical expenses paid during a year are deductible to the extent they exceed 7 1/2% of your adjusted gross income for the year).

  6. To a distribution (subject to certain restrictions) that does not exceed the premiums you paid for health insurance coverage for yourself, your spouse and dependents if you have been unemployed and received unemployment compensation for at least 12 weeks.

  7. To a "qualified first-time homebuyer distribution," within the meaning of Internal Revenue Code Section 72(t)(8), up to $10,000.

  8. To a distribution for post-secondary education costs for you, your spouse or any child or grandchild of you or your spouse.

  9. To a distribution due to a levy by the Internal Revenue Service on the contract.

 10.  To a qualified reservist distribution.


REPORTS

1. Financial information about your IRA will be provided to you annually.

2. IRS Form 5329 must be filed for a year during which excise tax is imposed.

SIMPLIFIED EMPLOYEE PENSION (SEP-IRA)

Your Employer may contribute to your IRA, pursuant to a Simplified Employee Pension, the lesser of 25% of your compensation from such Employer or $49,000. In addition to the Employer's contribution to the SEP, you may also make a contribution to your IRA within the appropriate limits.


FINANCIAL INFORMATION

Contributions to your IRA contract are subject to certain charges including the mortality and expense risk fee. Any applicable charges are described in more detail in the variable annuity contract prospectus which accompanies this IRA Disclosure Statement. The mortality and expense risk fee is not deducted from contract value allocated to the contract's general account option. See the accompanying prospectus for the Underlying Funds for information about the charges associated with the funds underlying the variable annuity contract. Contractowners who allocate contract value to the Subaccounts bear a pro rata share of the Underlying Fund's fees and expenses. The growth in value of the IRA contract is neither guaranteed, nor projected, but is based upon the investment experience of the underlying mutual fund portfolios that correspond to the Subaccounts to which you have allocated contract value.


             THIS DISCLOSURE STATEMENT IS NOT PART OF THE PROSPECTUS

                                                                      APPENDIX B

                       ROTH INDIVIDUAL RETIREMENT ANNUITY
                              DISCLOSURE STATEMENT



This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of Roth IRAs. Internal Revenue Service regulations require that this Disclosure Statement be given to each person desiring to establish a Roth IRA. Further information can be obtained from any district office of the Internal Revenue Service.


RIGHT TO REVOKE

You may revoke your Roth IRA within seven days after it has been established. For purposes of revocation, the date your first purchase payment is received by First Security Benefit Life Insurance and Annuity Company of New York will be the date the account is established. To revoke your Roth IRA and receive a refund of the entire amount of contribution paid, you must mail or deliver a written notice of revocation, signed exactly as your signature appears on your variable annuity application, to: FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK, ADMINISTRATIVE OFFICE, P.O. BOX 750497, TOPEKA, KS 66675-0497, 1-800-888-2461.

If you send your revocation notice by First Class Mail, we will consider that you have notified us as of the date of the postmark on the envelope. If you send it by Certified or Registered Mail, you will have notified us as of the certification or registration date on the label. In either case, the revocation notice must be properly addressed and mailed, with postage prepaid. Upon receipt of a timely revocation notice, the entire amount of your contribution will be returned to you without adjustment for sales commissions, administrative fees or market value fluctuation.


WHAT ARE THE REQUIREMENTS?

A Roth IRA contract must meet the following requirements:

1.   The amount in your Roth IRA must be fully vested at all times.

2.   The contract must provide that you cannot transfer it to someone else.

3.   The contract must have flexible premiums.

4. If you die before your entire interest in the contract has been distributed, your beneficiary may need to receive distributions within a specified time frame (see "Required Minimum Distributions" below).

5. The contract must provide that you cannot contribute more than the lesser of 100% of your taxable compensation or the applicable dollar amount as shown in the table below. This requirement does not apply to qualified rollover contributions. (See "Rollovers and Direct Transfers" below).

6. The contract must provide that any refund of premium will be applied before the close of the calendar year of the year of refund toward the payment of future premiums or the purchase of additional benefits.

The annuity contract described in the prospectus which accompanies this Roth IRA Disclosure Statement contains the provisions described above. Approval as to the form of the contract has been provided by the Internal Revenue Service.


ROLLOVERS AND DIRECT TRANSFERS

1. You may make a qualified rollover contribution to this Roth IRA from any "eligible retirement plan" including a qualified plan, a 403(b) plan, a 457 governmental plan or any kind of IRA, including another Roth IRA, and such a contribution will not count toward the annual limit on contributions to this Roth IRA. Prior to 2010, you could make a qualified rollover contribution from any of these accounts (except another Roth IRA or Roth account in a 401(k) or 403(b) plan) only if your modified adjusted gross income for the year in which the rollover will occur is $100,000 or less and you are not a married individual filing a separate return from your spouse. Beginning in 2010, the modified adjusted gross income and filing status limitations for rollovers have been removed. A rollover from a traditional IRA may be subject to income taxes. However, taxation of income from taxable rollovers from these other eligible retirement plans that occur in 2010 may be recognized ratably in 2011 and 2012. After 2011, all income will be recognized in the year of the rollover.

2. Any after-tax amount distributed rolled over to your Roth IRA (such as non-deductible contributions to a traditional IRA) will not be subject to federal income taxes. Qualified rollovers from a Roth account in a Section 401(k) or a Section 403(b) plan are also not taxable.

3. You must complete any qualified rollover contribution by the 60th day after the date you receive a distribution from the plan or your IRA.

4. A direct transfer of funds in a rollover to a Roth IRA from one trustee or insurance company to this Roth IRA, and any rollover from a Roth account in a Section 401(k) or a Section 403(b) plan is not required to be counted as a rollover.

5. A distribution from this Roth IRA may be used as a rollover contribution to another Roth IRA. You may not transfer a Roth IRA to a traditional IRA or any other qualified plan, including a Roth account in a Section 401(k) or a
     Section 403(b) plan.

6. You may not rollover minimum required distributions from your traditional IRA, any qualified plan or Section 403(b) plan, or governmental 457 plan into this Roth IRA.

7. A rollover contribution from one IRA to another IRA, other than a qualified rollover contribution from a traditional IRA to a Roth IRA, may be made only once a year. The one-year period begins on the date you receive the distribution from the first IRA, not on the date you roll it over (reinvest it) into another IRA. A conversion from a traditional IRA to a Roth IRA is not treated as a rollover for purposes of the one-year rule.


AMOUNT OF ANNUAL CONTRIBUTION

1. In general, the amount you can contribute each year to the Roth IRA is the lesser of 100% of compensation or $5,000. If you are age 50 or over, you may make an additional catch-up contribution to a Roth IRA of $1,000 for each tax year.

     If you have more than one IRA (either a Roth IRA or a traditional IRA), the limit applies to the total contributions made to your IRAs for the year. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans is compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation.

2. No amount you contribute to the Roth IRA will be deductible for federal income tax purposes.

3. Contributions to your Roth IRA can be made at any time or by the due date of your federal tax return, not including extensions. If you make a contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year.

4. If both you and your spouse have compensation, you can each set up your own Roth IRA. The contribution for each of you is figured separately and depends on how much each of you earns. Both of you cannot participate in the same Roth IRA.

5. If you and your spouse file a joint return, each of you may contribute up to $5,000 (or $6,000 in 2010 if you are age 50 or older) to your own Roth IRA annually if your joint income in 2010 is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year 2010 is the lesser of $5,000 (or $6,000 if you are age 50 or older) or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of: (i) $5,000 (or $6,000 if you are age 50 or older) or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her Roth IRA.

6. Your maximum annual contribution amount shall be phased-out if you are single and have an adjusted gross income between $105,000 and $120,000, or if you are married and you and your spouse have a combined adjusted gross income between $167,000 and $177,000 in accordance with Internal Revenue Code Section 408A(c)(3).


TAX STATUS OF DISTRIBUTIONS

1. Since your contributions to the contract will be made with after-tax dollars, your contributions will not be subject to federal income tax when they are distributed to you. Distributions from the Roth IRA will be considered as coming first from your contributions and then from the earnings on your contributions. You will owe no federal income tax when earnings on your contributions are distributed to you, provided they are distributed in a "qualified distribution."

2. "Qualified distributions" from the Roth IRA will not be subject to federal income tax or the additional 10% early withdrawal tax. To be qualified, a distribution must:

     a. occur after the five-year period beginning on the first day of the year you made your initial contribution to any Roth IRA, and

     b.   must be:

          (1)  made on or after the date on which you attain age 59 1/2;

          (2)  made to a beneficiary (or your estate) on or after your death;

          (3)  attributable to your being disabled; or

          (4) a distribution to pay for "qualified first-time homebuyer expenses" under Internal Revenue Code Section 72(t)(8) up to $10,000.

3. You will owe federal income tax, and perhaps an additional 10% early withdrawal tax, as a result of obtaining a "nonqualified distribution."

4. Amounts held in Roth IRAs are generally subject to the imposition of federal estate taxes. If you elect to have all or any part of your account payable to a beneficiary (or beneficiaries) upon your death, the election generally will not subject you to any gift tax liability.


REQUIRED MINIMUM DISTRIBUTIONS

1. You are not required to receive minimum distributions from your Roth IRA during your lifetime.

2. If you die before the entire balance in your Roth IRA has been distributed, the general rule is that the entire balance must be distributed in substantially equal installments over a fixed period not exceeding the designated beneficiary's life expectancy (as determined under Internal Revenue Service regulations), beginning no later than December 31 of the year following the year in which you died. If you have no individual designated beneficiary, or if the beneficiary elects to delay distributions, your account must be distributed by the end of the fifth calendar year after the year of your death. If this period includes the year 2009, the five year period is extended to six years. If your spouse is the sole designated beneficiary of your Roth IRA on your date of death, these rules do not apply and the Roth IRA will be treated as your spouse's IRA, and no distributions from the Roth IRA to your spouse will be required during your spouse's lifetime. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore spousal continuation will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

3. Life expectancies are determined using the life expectancy tables shown in IRS Publication 590 "Individual Retirement Arrangements." To obtain a free copy of IRS Publication 590, write the IRS Forms Distribution Center for your area as shown in your income tax return instructions, or you may download Publication 590 from www.irs.gov.

4. If the actual distribution from your Roth IRA is less than the minimum amount that should be distributed in accordance with the rules set forth above, the difference is an excess accumulation. There is a 50% excise tax on any excess accumulations.


WHAT HAPPENS IF EXCESS CONTRIBUTIONS ARE MADE TO MY ROTH IRA?

1. You must pay a 6% excise tax if you make excess contributions to your Roth IRA. Generally, an excess contribution is the amount contributed to your Roth IRA that is above the maximum amount you can contribute for the year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount, plus the net income on those excess contributions, by the date your tax return is due, including extensions, for the year of the contribution. The net earnings on these excess contributions will be included in your income for the year in which the contributions were made.

3. If your excess contributions, plus the net income on those contributions, are distributed after the due date of your tax return for the year of contribution, the earnings on those contributions may be subject to federal income tax and the 10% tax on premature distributions. However, if you choose to leave the excess contributions in your Roth IRA after the due date of your income tax return for the year of contribution, the excess contributions will be treated as deemed Roth IRA contributions for subsequent years, to the extent you contribute less than the maximum amount which you are allowed to contribute for those subsequent years.


ARE THERE ANY PENALTIES FOR PREMATURE DISTRIBUTIONS?

There is an additional tax on premature distributions which are part of a nonqualified distribution equal to 10% of the amount of the premature distribution that you must include in your gross income. (See the discussion above on the "Tax Status of Distributions.") Premature distributions are generally amounts you withdraw from your Roth IRA before you are age 59 1/2. However, the tax on premature distributions does not apply:

1. To distributions that constitute qualified rollover contributions to another Roth IRA.

2. To a series of substantially equal periodic payments made over your life or life expectancy, or the joint life expectancy of you and your beneficiary.

3. To amounts distributed to a beneficiary, or your estate, on or after your death.

4. If you are permanently disabled. You are considered disabled if you cannot do any substantial gainful activity because of your physical or mental condition. A physician must determine that your condition can be expected to result in death or to be of long, continued, and indefinite duration.

5. To a distribution which does not exceed the amount of your medical expenses that could be deducted for the year (generally speaking, medical expenses paid during a year are deductible to the extent they exceed 7 1/2% of your adjusted gross income for the year).

6. To a distribution (subject to certain restrictions) that does not exceed the premiums you paid for health insurance coverage for yourself, your spouse and dependents if you have been unemployed and received unemployment compensation for at least 12 weeks.

7. To a "qualified first-time homebuyer distribution," within the meaning of Internal Revenue Code Section 72(t)(8), up to $10,000.

8. To a distribution for post-secondary education costs for you, your spouse or any child or grandchild of you or your spouse.

9. To a distribution due to a levy by the Internal Revenue Service of the qualified plan.

10.  To a qualified reservist distribution.


IRA EXCISE TAX REPORTING

Use Form 5329, Return for Individual Retirement Arrangement Taxes, to report the excise taxes on excess contributions and premature distributions. If you do not owe any excise taxes, you do not need to file Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.


TRANSACTIONS WITH YOUR ROTH IRA

If you engage in a so-called prohibited transaction with respect to your Roth IRA, the IRA will lose its exemption from tax. In this event, you will be taxed on the taxable portion of the fair market value of the contract even if you do not actually receive a distribution. In addition, if you are less than age 59 1/2, your taxes may be further increased by a penalty tax in an amount equal to 10% of the taxable portion of the fair market value of the contract. These prohibited transactions include borrowing money from your Roth IRA, using your Roth IRA account as security for a loan or a number of other financial transactions with your Roth IRA. If you pledge your Roth IRA as security for a loan, then the amount or portion pledged is considered to be distributed to you and also the taxable portion must be included in your gross income. (Note: This contract does not allow borrowings under it, nor may it be assigned or pledged as collateral for a loan.)


FINANCIAL INFORMATION

Contributions to your Roth IRA contract are subject to certain charges including the mortality and expense risk fee. Any applicable charges are described in more detail in the variable annuity contract prospectus which accompanies this Roth IRA Disclosure Statement. The mortality and expense risk fee is not deducted from contract value allocated to the contract's general account option. See the accompanying prospectus for the Underlying Funds for information about the charges associated with the funds underlying the variable annuity contract. Contractowners who allocate contract value to the Subaccounts bear a pro rata share of the underlying fund's fees and expenses. The growth in value of the Roth IRA contract is neither guaranteed, nor projected, but is based upon the investment experience of the Underlying Fund portfolios that correspond to the Subaccounts to which you have allocated contract value.

IMPORTANT: The discussion of the tax rules for Roth IRAs in this Disclosure Statement is based upon the best available information. However, the rules that apply to Roth IRAs, including those applicable to the conversion and reconversion of IRAs, are complex and may have consequences that are specific to your personal tax or financial situation. Therefore, you should consult your tax advisor for the latest developments and for advice about how maintaining a Roth IRA will affect your personal tax or financial situation.


             THIS DISCLOSURE STATEMENT IS NOT PART OF THE PROSPECTUS

--------------------------------------------------------------------------------

                                   APPENDIX C
          Riders Available for Purchase Only Prior to February 1, 2010


GUARANTEED MINIMUM INCOME BENEFIT -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to purchase payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application; provided, however, that the Minimum Income Benefit shall not exceed an amount equal to your Purchase Payments, less the amount of any withdrawals (including any withdrawal charges) and any applicable premium tax, times 200%. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the rider charge applicable to the 5% rate.)

     In crediting interest, the Company takes into account the timing of when each purchase payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT --If you elected this rider when you purchased the Contract, your "Benefit Amount" was equal to a percentage of the initial purchase payment including any Credit Enhancement. If you purchased the rider on a Contract Anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

     Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial purchase payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

------------------------------ --------------------
           ANNUAL
     WITHDRAWAL AMOUNT*          BENEFIT AMOUNT*
------------------------------ --------------------
             5%                       130%
             6%                       110%
             7%                       100%
------------------------------ --------------------
*A percentage of the initial purchase payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)

---------------------------------------------------

     If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

     If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge" and "Extra Credit."

Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

     The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional purchase payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional purchase payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the purchase payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the purchase payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

     The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

     After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

     While this rider is in effect, we reserve the right to restrict subsequent purchase payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by purchase payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 85 or younger.

     If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.

                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                           VARIABLE ANNUITY ACCOUNT A

                       STATEMENT OF ADDITIONAL INFORMATION


                               DATE: MAY 1, 2010


                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                      800 WESTCHESTER AVENUE, SUITE 641 N.
                               RYE BROOK, NY 10573
                                 1-800-355-4570

                                MAILING ADDRESS:
      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AdvisorDesigns Variable Annuity dated May 1, 2010, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York (the "Company") by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.


--------------------------------------------------------------------------------
7910A                                                    32-79108-01  2009/05/01

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
GENERAL INFORMATION AND HISTORY............................................   3
   Safekeeping of Assets...................................................   3

METHOD OF DEDUCTING THE EXCESS CHARGE......................................   3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS......   4
   Section 403(b)..........................................................   4
   Sections 408 and 408A...................................................   4

PERFORMANCE INFORMATION....................................................   4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................   5

FINANCIAL STATEMENTS.......................................................   5

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), First Security Benefit Life Insurance and Annuity Company of New York (the "Company"), and Variable Annuity Account A (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificate form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING
THE EXCESS CHARGE

The base mortality and expense risk charge of 0.85%, and the administration charge, which ranges from 0.25% to 0.60%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the base charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the base mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such monthly subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net adjustment equal to:

1.   the amount of adjustment per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first adjustment following the Contract Date.

The net adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.


An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Rydex|SGI VT Global Subaccount and no Riders, the Excess Charge would be computed as follows:


-----------------------------------------------------------
Mortality and Expense Risk Charge..........         0.95%
Plus:  Optional Rider Charge...............     +   N/A
Less:  Base Charge.........................     -   0.85%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
-----------------------------------------------------------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross monthly subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net adjustment amount would be as follows:

--------------------------------------------------------------
Accumulation Unit Value as of

   Valuation Date before Record Date......        $10.00
Accumulation Unit Value
   as of Reinvestment Date................       $  9.975
                                                  -------
Gross Adjustment Per Unit.................       $  0.025
Less:  Excess Charge Per Unit.............    -  $  0.00085
                                                  ---------
Net Adjustment Per Unit...................       $  0.02415
Times:  Number of Accumulation Units......    x        5,000
                                                  ----------
Net Adjustment Amount.....................          $ 120.75
--------------------------------------------------------------

The net adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the OppenheimerFunds Global Subaccount, as follows:
$0.02415 (net adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the adjustment reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 6. This charge is factored into the annuity unit values on each Valuation Date. Monthly subaccount adjustments are not payable after the Annuity Start Date.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 403(b) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $16,500 for tax year 2010.

The $16,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions equal to $5,000, can be made to a 403(b) annuity during the2010 tax year. The $5,500 limit may also be adjusted for inflation in $500 increments for future tax years.


The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.


Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally, the Section 415(c) limit for 2010 is the lesser of (i) $49,000, or
(ii) 100% of the employee's annual compensation.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000. If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $49,000. Salary reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.


Quotations of yield for the Rydex VT US Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VT US Government Money Market Subaccount assumes that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:


              Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date of August 1, 2002, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 3.10%; (2) the maximum administration charge of 0.60%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge.

Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the level of Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, and the financial statements of Variable Annuity Account A - AdvisorDesigns Variable Annuity at December 31, 2009, and for each of the specified periods ended December 31, 2009 and 2008, included in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, and the financial statements of Variable Annuity Account A - AdvisorDesigns Variable Annuity at December 31, 2009, and for each of the specified periods ended December 31, 2009, are set forth herein, following this section.


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Financial Statements

Variable Annuity Account A -
AdvisorDesigns Variable Annuity
Year Ended December 31, 2009
With Report of Independent Registered Public Accounting Firm

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                              Financial Statements


                          Year Ended December 31, 2009


                                    CONTENTS

Report of Independent Registered Public Accounting Firm .................      1

Audited Financial Statements

Statements of Net Assets ................................................      3
Statements of Operations ................................................     20
Statements of Changes in Net Assets .....................................     37
Notes to Financial Statements ...........................................     58

            Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account A - AdvisorDesigns Variable Annuity
  and
The Board of Directors
First Security Benefit Life Insurance and
  Annuity Company of New York

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account A (the Account), a separate account of First Security Benefit Life Insurance and Annuity Company of New York consisting of the AIM V.I. Capital Appreciation, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Direxion Dynamic VP HY Bond, Dreyfus VIF International Value, Federated Fund for U.S. Government Securities II, Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, Fidelity VIP Investment-Grade Bond, Franklin Small-Mid Cap Growth Securities, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Oppenheimer Main Street Small Cap Fund/VA, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berolina, RVT CLS AdvisorOne Clermont, Rydex VT All-Asset Aggressive Strategy, Rydex VT All-Asset Conservative Strategy, Rydex VT All-Asset Moderate Strategy, Rydex VT All-Cap Opportunity, Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Commodities Strategy, Rydex VT Consumer Products, Rydex VT Dow 2x Strategy, Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex Europe 1.25x Strategy, Rydex VT Financial Services, Rydex VT Government Long Bond 1.2x Strategy, Rydex VT Health Care, Rydex VT International Opportunity, Rydex VT Internet, Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Government Long Bond Strategy, Rydex VT Inverse Mid-Cap Strategy, Rydex VT Inverse NASDAQ-100 Strategy, Rydex VT Inverse Russell 2000 Strategy, Rydex VT Inverse S&P 500 Strategy, Rydex VT Japan 2x Strategy, Rydex VT Leisure, Rydex VT Mid Cap 1.5x Strategy, Rydex VT Multi-Hedge Strategies, Rydex VT Nova, Rydex VT NASDAQ-100, Rydex VT NASDAQ-100 2x Strategy, Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Retailing, Rydex VT Russell 2000 1.5x Strategy, Rydex VT Russell 2000 2x Strategy, Rydex VT S&P 500 2x Strategy, Rydex VT S&P 500 Pure Growth, Rydex VT S&P 500 Pure Value, Rydex VT S&P MidCap 400 Pure Growth, Rydex VT S&P MidCap 400 Pure Value, Rydex VT S&P SmallCap 600 Pure Growth, Rydex VT S&P SmallCap 600 Pure Value, Rydex VT Strengthening Dollar 2x Strategy, Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Transportation,

Rydex VT U.S. Government Money Market, Rydex VT Utilities, Rydex VT Weakening Dollar 2x Strategy, SBL All Cap Value, SBL Global, SBL Large Cap Value, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Small Cap Value, Templeton Developing Markets Securities, Templeton Foreign Securities, and Wells Fargo Advantage VT Opportunity subaccounts, as of December 31, 2009, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of First Security Benefit Life Insurance and Annuity Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account A that are available for investment by contract owners of the AdvisorDesigns Variable Annuity at December 31, 2009, the results of their operations for the year then ended, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

Kansas City, Missouri
April 30, 2010

                                    Variable Annuity Account A -
                                  AdvisorDesigns Variable Annuity

                                      Statements of Net Assets

                                         December 31, 2009

                             AIM V.I.        AIM V.I.     AIM V.I. MID    DIREXION     DREYFUS VIF
                              CAPITAL     INTERNATIONAL     CAP CORE     DYNAMIC VP   INTERNATIONAL
                           APPRECIATION       GROWTH         EQUITY        HY BOND        VALUE
                           -------------------------------------------------------------------------
Assets:
  Mutual funds, at market
    value                  $      90,987  $    1,807,679  $     171,176  $ 2,129,083  $    1,005,347
                           -------------------------------------------------------------------------
Total assets                      90,987       1,807,679        171,176    2,129,083       1,005,347
                           -------------------------------------------------------------------------
Net assets                 $      90,987  $    1,807,679  $     171,176  $ 2,129,083  $    1,005,347
                           =========================================================================

Units outstanding                 14,535         212,118         19,000      251,335         130,255

Unit value                 $        6.26  $         8.51  $        9.01  $      8.47  $         7.74

Mutual funds, at cost      $      98,559  $    1,724,915  $     174,893  $ 2,030,288  $      992,034
Mutual fund shares                 4,476          70,530         15,806      122,997          92,065

See accompanying notes.

                                      Variable Annuity Account A -
                                     AdvisorDesigns Variable Annuity

                                  Statements of Net Assets (continued)

                                            December 31, 2009

                           FEDERATED FUND
                              FOR U.S.                                       FIDELITY VIP
                             GOVERNMENT     FEDERATED HIGH   FIDELITY VIP       GROWTH      FIDELITY VIP
                            SECURITIES II   INCOME BOND II    CONTRAFUND    OPPORTUNITIES     INDEX 500
                           ------------------------------------------------------------------------------
Assets:
  Mutual funds, at market
    value                  $       546,654  $     1,944,586  $   2,195,305  $      205,663  $     587,452
                           ------------------------------------------------------------------------------
Total assets                       546,654        1,944,586      2,195,305         205,663        587,452
                           ------------------------------------------------------------------------------
Net assets                 $       546,654  $     1,944,586  $   2,195,305  $      205,663  $     587,452
                           ==============================================================================

Units outstanding                   54,018          160,215        200,906          29,928         77,965

Unit value                 $         10.12  $         12.15  $       10.93  $         6.86  $        7.54

Mutual funds, at cost      $       539,280  $     1,612,151  $   2,220,201  $      188,557  $     688,877
Mutual fund shares                  47,743          292,419        108,196          14,282          4,949

See accompanying notes.

                                   Variable Annuity Account A -
                                 AdvisorDesigns Variable Annuity

                               Statements of Net Assets (continued)

                                        December 31, 2009

                                          FRANKLIN SMALL-                             OPPENHEIMER
                           FIDELITY VIP       MID CAP        NEUBERGER    NEUBERGER   MAIN STREET
                            INVESTMENT-        GROWTH       BERMAN AMT   BERMAN AMT    SMALL CAP
                            GRADE BOND       SECURITIES      GUARDIAN     PARTNERS      FUND/VA
                           -----------------------------------------------------------------------
Assets:
  Mutual funds, at market
    value                  $     750,009  $        380,893  $   128,874  $   305,105  $    368,523
                           -----------------------------------------------------------------------
Total assets                     750,009           380,893      128,874      305,105       368,523
                           -----------------------------------------------------------------------
Net assets                 $     750,009  $        380,893  $   128,874  $   305,105  $    368,523
                           =======================================================================

Units outstanding                 70,337            45,039       15,281       32,944        49,122

Unit value                 $       10.66  $           8.45  $      8.43  $      9.26  $       7.51

Mutual funds, at cost      $     742,070  $        350,424  $   122,033  $   423,386  $    291,188
Mutual fund shares                61,175            22,578        8,065       31,101        25,807

See accompanying notes.


                                 Variable Annuity Account A -
                                AdvisorDesigns Variable Annuity

                             Statements of Net Assets (continued)

                                       December 31, 2009


                                                                         RVT CLS      RVT CLS
                             PIMCO VIT     PIMCO VIT      PIMCO VIT    ADVISORONE   ADVISORONE
                           LOW DURATION   REAL RETURN   TOTAL RETURN     AMERIGO     BEROLINA
                           --------------------------------------------------------------------
Assets:
  Mutual funds, at market
    value                  $   1,348,109  $    901,677  $   2,637,369  $ 5,067,780  $ 2,343,004
                           --------------------------------------------------------------------
Total assets                   1,348,109       901,677      2,637,369    5,067,780    2,343,004
                           --------------------------------------------------------------------
Net assets                 $   1,348,109  $    901,677  $   2,637,369  $ 5,067,780  $ 2,343,004
                           ====================================================================

Units outstanding                127,282        83,260        238,129      471,324      289,226

Unit value                 $       10.59  $      10.83  $       11.07  $     10.76  $      8.10

Mutual funds, at cost      $   1,354,507  $    877,448  $   2,589,855  $ 5,288,632  $ 2,659,517
Mutual fund shares               133,344        72,482        243,749      168,870      109,537

See accompanying notes.

                                     Variable Annuity Account A -
                                    AdvisorDesigns Variable Annuity

                                 Statements of Net Assets (continued)

                                           December 31, 2009

                                        RYDEX VT ALL-   RYDEX VT ALL-
                             RVT CLS        ASSET           ASSET        RYDEX VT ALL-   RYDEX VT ALL-
                           ADVISORONE     AGGRESSIVE     CONSERVATIVE   ASSET MODERATE        CAP
                            CLERMONT       STRATEGY        STRATEGY        STRATEGY       OPPORTUNITY
                           ----------------------------------------------------------------------------
Assets:
  Mutual funds, at market
    value                  $ 1,914,338  $      562,227  $       25,389  $        49,760  $      669,086
                           ----------------------------------------------------------------------------
Total assets                 1,914,338         562,227          25,389           49,760         669,086
                           ----------------------------------------------------------------------------
Net assets                 $ 1,914,338  $      562,227  $       25,389  $        49,760  $      669,086
                           ============================================================================

Units outstanding              216,311          65,889           2,885            5,670          71,339

Unit value                 $      8.85  $         8.53  $         8.80  $          8.78  $         9.38

Mutual funds, at cost      $ 2,157,110  $      630,677  $       27,420  $        50,303  $      800,855
Mutual fund shares              88,097          26,138           1,112            2,142          58,131

See accompanying notes.

                                 Variable Annuity Account A -
                                AdvisorDesigns Variable Annuity

                             Statements of Net Assets (continued)

                                       December 31, 2009

                                                                         RYDEX VT     RYDEX VT
                           RYDEX VT   RYDEX VT BASIC      RYDEX VT     COMMODITIES    CONSUMER
                            BANKING      MATERIALS     BIOTECHNOLOGY     STRATEGY     PRODUCTS
                           --------------------------------------------------------------------
Assets:
  Mutual funds, at market
    value                  $  25,301  $     2,560,754  $      234,083  $     29,470  $1,808,939
                           --------------------------------------------------------------------
Total assets                  25,301        2,560,754         234,083        29,470   1,808,939
                           --------------------------------------------------------------------
Net assets                 $  25,301  $     2,560,754  $      234,083  $     29,470  $1,808,939
                           ====================================================================

Units outstanding              5,425          191,619          37,654         5,662     164,456

Unit value                 $    4.67  $         13.37  $         6.22  $       5.21  $    11.01

Mutual funds, at cost      $  26,174  $     2,459,793  $      219,639  $     26,697  $1,810,233
Mutual fund shares             2,021           87,637          10,394         2,343      56,091

See accompanying notes.

                                   Variable Annuity Account A -
                                 AdvisorDesigns Variable Annuity

                               Statements of Net Assets (continued)

                                        December 31, 2009

                                                                                       RYDEX VT
                           RYDEX VT DOW     RYDEX VT    RYDEX VT       RYDEX VT      EUROPE 1.25X
                            2X STRATEGY   ELECTRONICS    ENERGY    ENERGY SERVICES     STRATEGY
                           -----------------------------------------------------------------------
Assets:
  Mutual funds, at market
     value                 $   1,313,646  $  1,837,539  $ 376,058  $        277,803  $   2,487,736
                           -----------------------------------------------------------------------
Total assets                   1,313,646     1,837,539    376,058           277,803      2,487,736
                           -----------------------------------------------------------------------
Net assets                 $   1,313,646  $  1,837,539  $ 376,058  $        277,803  $   2,487,736
                           =======================================================================

Units outstanding                216,847       522,844     29,849            28,704        302,290

Unit value                 $        6.06  $       3.51  $   12.64  $           9.68  $        8.23

Mutual funds, at cost      $   1,311,829  $  1,809,502  $ 359,738  $        289,816  $   2,281,449
Mutual fund shares                19,892       156,787     14,261            12,650        147,991

See accompanying notes.

                                 Variable Annuity Account A -
                                AdvisorDesigns Variable Annuity

                             Statements of Net Assets (continued)

                                       December 31, 2009

                                          RYDEX VT
                            RYDEX VT     GOVERNMENT                     RYDEX VT
                           FINANCIAL     LONG BOND       RYDEX VT    INTERNATIONAL    RYDEX VT
                            SERVICES   1.2X STRATEGY   HEALTH CARE    OPPORTUNITY     INTERNET
                           --------------------------------------------------------------------
Assets:
  Mutual funds, at market
    value                  $  233,553  $      175,238  $  1,860,817  $    4,427,400  $2,583,771
                           --------------------------------------------------------------------
Total assets                  233,553         175,238     1,860,817       4,427,400   2,583,771
                           --------------------------------------------------------------------
Net assets                 $  233,553  $      175,238  $  1,860,817  $    4,427,400  $2,583,771
                           ====================================================================

Units outstanding              45,003          17,622       225,872         342,408     504,896

Unit value                 $     5.18  $         9.97  $       8.25  $        12.93  $     5.12

Mutual funds, at cost      $  183,895  $      241,751  $  1,783,258  $    4,638,230  $2,425,521
Mutual fund shares             17,377          26,592        70,352         199,074     158,319

See accompanying notes.

                                    Variable Annuity Account A -
                                   AdvisorDesigns Variable Annuity

                                Statements of Net Assets (continued)

                                          December 31, 2009

                                             RYDEX VT
                                              INVERSE                    RYDEX VT
                              RYDEX VT      GOVERNMENT     RYDEX VT       INVERSE        RYDEX VT
                           INVERSE DOW 2X    LONG BOND   INVERSE MID-   NASDAQ-100   INVERSE RUSSELL
                              STRATEGY       STRATEGY    CAP STRATEGY    STRATEGY     2000 STRATEGY
                           --------------------------------------------------------------------------
Assets:
  Mutual funds, at market
    value                  $         1,502  $    28,744  $      14,471  $    20,059  $        137,835
                           --------------------------------------------------------------------------
Total assets                         1,502       28,744         14,471       20,059           137,835
                           --------------------------------------------------------------------------
Net assets                 $         1,502  $    28,744  $      14,471  $    20,059  $        137,835
                           ==========================================================================

Units outstanding                      337        5,305          2,788        4,251            27,292

Unit value                 $          4.46  $      5.42  $        5.19  $      4.71  $           5.05

Mutual funds, at cost      $         1,472  $    28,109  $      20,603  $    21,040  $        137,729
Mutual fund shares                      76        1,770            478        1,337             4,808

See accompanying notes.

                                Variable Annuity Account A -
                              AdvisorDesigns Variable Annuity

                            Statements of Net Assets (continued)

                                     December 31, 2009


                             RYDEX VT     RYDEX VT              RYDEX VT MID-     RYDEX VT
                            INVERSE S&P   JAPAN 2X   RYDEX VT      CAP 1.5X     MULTI-HEDGE
                           500 STRATEGY   STRATEGY    LEISURE      STRATEGY      STRATEGIES
                           -----------------------------------------------------------------
Assets:
  Mutual funds, at market
    value                  $      45,721  $ 198,033  $  43,496  $      184,231  $     71,861
                           -----------------------------------------------------------------
Total assets                      45,721    198,033     43,496         184,231        71,861
                           -----------------------------------------------------------------
Net assets                 $      45,721  $ 198,033  $  43,496  $      184,231  $     71,861
                           =================================================================

Units outstanding                  8,525     27,407      7,689          19,380         9,894

Unit value                 $        5.35  $    7.22  $    5.66  $         9.51  $       7.23

Mutual funds, at cost      $      49,092  $ 179,713  $  77,585  $      162,975  $     90,275
Mutual fund shares                 1,080     10,664      1,044          12,331         3,582

See accompanying notes.

                                     Variable Annuity Account A -
                                   AdvisorDesigns Variable Annuity

                                 Statements of Net Assets (continued)

                                          December 31, 2009

                                                          RYDEX VT
                                            RYDEX VT     NASDAQ-100       RYDEX VT      RYDEX VT REAL
                           RYDEX VT NOVA   NASDAQ-100   2X STRATEGY   PRECIOUS METALS       ESTATE
                           ---------------------------------------------------------------------------
Assets:
  Mutual funds, at market
    value                  $      843,424  $ 1,148,495  $    285,874  $      4,227,012  $    2,622,432
                           ---------------------------------------------------------------------------
Total assets                      843,424    1,148,495       285,874         4,227,012       2,622,432
                           ---------------------------------------------------------------------------
Net assets                 $      843,424  $ 1,148,495  $    285,874  $      4,227,012  $    2,622,432
                           ===========================================================================

Units outstanding                 161,775      152,258        82,544           195,137         262,842

Unit value                 $         5.20  $      7.54  $       3.47  $          21.66  $         9.98

Mutual funds, at cost      $      746,085  $ 1,090,314  $    262,341  $      4,191,314  $    2,586,576
Mutual fund shares                 13,790       71,961        16,006           306,527         122,315

See accompanying notes.

                                      Variable Annuity Account A -
                                    AdvisorDesigns Variable Annuity

                                  Statements of Net Assets (continued)

                                           December 31, 2009

                                          RYDEX VT         RYDEX VT                        RYDEX VT S&P
                            RYDEX VT    RUSSELL 2000   RUSSELL 2000 2X     RYDEX VT S&P      500 PURE
                           RETAILING   1.5X STRATEGY       STRATEGY      500 2X STRATEGY      GROWTH
                           -----------------------------------------------------------------------------
Assets:
  Mutual funds, at market
    value                  $2,386,125  $      144,275  $          5,524  $         71,493  $     403,006
                           -----------------------------------------------------------------------------
Total assets                2,386,125         144,275             5,524            71,493        403,006
                           -----------------------------------------------------------------------------
Net assets                 $2,386,125  $      144,275  $          5,524  $         71,493  $     403,006
                           =============================================================================

Units outstanding             294,010          18,971             1,515            16,884         49,567

Unit value                 $     8.12  $         7.60  $           3.63  $           4.22  $        8.15

Mutual funds, at cost      $2,346,786  $      141,529  $          4,594  $         60,075  $     371,723
Mutual fund shares            219,717           6,531                55               797         16,619

See accompanying notes.

                                     Variable Annuity Account A -
                                   AdvisorDesigns Variable Annuity

                                 Statements of Net Assets (continued)

                                          December 31, 2009

                                            RYDEX VT S&P   RYDEX VT S&P   RYDEX VT S&P   RYDEX VT S&P
                            RYDEX VT S&P     MIDCAP 400     MIDCAP 400    SMALLCAP 600   SMALLCAP 600
                           500 PURE VALUE    PURE GROWTH    PURE VALUE     PURE GROWTH    PURE VALUE
                           ---------------------------------------------------------------------------
Assets:
  Mutual funds, at market
    value                  $       349,728  $     358,061  $   1,122,014  $     225,129  $     248,476
                           ---------------------------------------------------------------------------
Total assets                       349,728        358,061      1,122,014        225,129        248,476
                           ---------------------------------------------------------------------------
Net assets                 $       349,728  $     358,061  $   1,122,014  $     225,129  $     248,476
                           ===========================================================================

Units outstanding                   43,945         33,824        117,535         24,636         29,750

Unit value                 $          7.94  $       10.62  $        9.53  $        9.13  $        8.34

Mutual funds, at cost      $       329,656  $     333,534  $   1,110,353  $     213,451  $     217,002
Mutual fund shares                   5,131         12,113         16,789          9,451          3,048

See accompanying notes.

                                        Variable Annuity Account A -
                                      AdvisorDesigns Variable Annuity

                                    Statements of Net Assets (continued)

                                             December 31, 2009

                              RYDEX VT
                           STRENGTHENING                                                      RYDEX VT U.S.
                             DOLLAR 2X      RYDEX VT         RYDEX VT           RYDEX VT        GOVERNMENT
                              STRATEGY     TECHNOLOGY   TELECOMMUNICATIONS   TRANSPORTATION    MONEY MARKET
                           ---------------------------------------------------------------------------------
Assets:
  Mutual funds, at market
    value                  $        5,886  $ 4,404,274  $            60,581  $        95,109  $   16,374,024
                           ---------------------------------------------------------------------------------
Total assets                        5,886    4,404,274               60,581           95,109      16,374,024
                           ---------------------------------------------------------------------------------
Net assets                 $        5,886  $ 4,404,274  $            60,581  $        95,109  $   16,374,024
                           =================================================================================

Units outstanding                   1,004      844,312               11,409           11,546       2,095,352

Unit value                 $         5.86  $      5.21  $              5.31  $          8.24  $         7.81

Mutual funds, at cost      $        9,035  $ 4,034,404  $            58,711  $        96,363  $   16,374,024
Mutual fund shares                    856      401,484                6,182            7,501      16,374,024

See accompanying notes.

                                Variable Annuity Account A -
                              AdvisorDesigns Variable Annuity

                            Statements of Net Assets (continued)

                                     December 31, 2009

                                        RYDEX VT
                                       WEAKENING
                            RYDEX VT   DOLLAR 2X   SBL ALL CAP                SBL LARGE CAP
                           UTILITIES    STRATEGY      VALUE      SBL GLOBAL       VALUE
                           -----------------------------------------------------------------
Assets:
  Mutual funds, at market
    value                  $  340,003  $    7,305  $     12,761  $   560,253  $        3,889
                           -----------------------------------------------------------------
Total assets                  340,003       7,305        12,761      560,253           3,889
                           -----------------------------------------------------------------
Net assets                 $  340,003  $    7,305  $     12,761  $   560,253  $        3,889
                           =================================================================

Units outstanding              56,730         668           952       54,456             312

Unit value                 $     6.00  $    10.93  $      13.41  $     10.28  $        12.47

Mutual funds, at cost      $  327,998  $    6,752  $     11,712  $   656,103  $        3,855
Mutual fund shares             20,719         273           667       63,234             175

See accompanying notes.

                                 Variable Annuity Account A -
                                AdvisorDesigns Variable Annuity

                             Statements of Net Assets (continued)

                                       December 31, 2009

                                                                        TEMPLETON
                                                                       DEVELOPING    TEMPLETON
                           SBL MID CAP   SBL MID CAP   SBL SMALL CAP     MARKETS      FOREIGN
                              GROWTH        VALUE          VALUE       SECURITIES   SECURITIES
                           --------------------------------------------------------------------
Assets:
  Mutual funds, at market
    value                  $     70,663  $     11,092  $      298,553  $   390,516  $   386,182
                           --------------------------------------------------------------------
Total assets                     70,663        11,092         298,553      390,516      386,182
                           --------------------------------------------------------------------
Net assets                 $     70,663  $     11,092  $      298,553  $   390,516  $   386,182
                           ====================================================================

Units outstanding                 4,882           724          15,834       17,211       37,892

Unit value                 $      14.48  $      15.31  $        18.86  $     22.62  $     10.19

Mutual funds, at cost      $     57,747  $      9,627  $      281,399  $   291,804  $   340,168
Mutual fund shares                2,920           226          10,817       39,930       28,712

See accompanying notes.

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                               December 31, 2009


                            WELLS FARGO
                           ADVANTAGE VT
                            OPPORTUNITY
                           -------------

Assets:
  Mutual funds, at market
    value                  $     198,386
                           -------------
Total assets                     198,386
                           -------------
Net assets                 $     198,386
                           =============

Units outstanding                 21,033

Unit value                 $        9.43

Mutual funds, at cost      $     241,301
Mutual fund shares                13,217

See accompanying notes.

                                             Variable Annuity Account A -
                                           AdvisorDesigns Variable Annuity

                                               Statements of Operations

                                             Year Ended December 31, 2009

                                           AIM V.I.        AIM V.I.       AIM V.I. MID     DIREXION      DREYFUS VIF
                                           CAPITAL       INTERNATIONAL      CAP CORE      DYNAMIC VP    INTERNATIONAL
                                         APPRECIATION       GROWTH           EQUITY        HY BOND          VALUE
                                        ------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $         527   $       20,619   $         989   $   115,950   $          289
  Expenses:
    Mortality and expense risk charge          (1,060)         (10,539)         (1,364)      (39,282)          (2,057)
    Other expense charge                         (748)          (4,339)           (561)      (18,486)            (968)
                                        ------------------------------------------------------------------------------
Net investment income (loss)                   (1,281)           5,741            (936)       58,182           (2,736)
                                        ------------------------------------------------------------------------------

Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions                     -                -           1,247             -                -
    Realized capital gain (loss) on
      sales of fund shares                    (32,774)         152,134         (43,689)      399,470            2,883
    Change in unrealized
      appreciation/depreciation on
      investments during the year              51,993          257,100          85,269       114,454           21,325
                                        ------------------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                   19,219          409,234          42,827       513,924           24,208
                                        ------------------------------------------------------------------------------
Net increase (decrease) in net
  assets from operations                $      17,938   $      414,975   $      41,891   $   572,106   $       21,472
                                        ==============================================================================

See accompanying notes.

                                               Variable Annuity Account A -
                                              AdvisorDesigns Variable Annuity

                                           Statements of Operations (continued)

                                               Year Ended December 31, 2009

                                         FEDERATED FUND
                                            FOR U.S.                                         FIDELITY VIP
                                           GOVERNMENT      FEDERATED HIGH    FIDELITY VIP       GROWTH        FIDELITY VIP
                                         SECURITIES II     INCOME BOND II     CONTRAFUND     OPPORTUNITIES     INDEX 500
                                        -----------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $        26,577   $       178,508   $      22,027   $          414   $      12,785
  Expenses:
    Mortality and expense risk charge            (4,807)          (16,289)        (14,433)          (1,881)         (5,504)
    Other expense charge                         (3,393)           (9,581)         (8,490)          (1,106)         (3,562)
                                        -----------------------------------------------------------------------------------
Net investment income (loss)                     18,377           152,638            (896)          (2,573)          3,719
                                        -----------------------------------------------------------------------------------

Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions                       -                 -             540                -          16,245
    Realized capital gain (loss) on
      sales of fund shares                       22,145           (89,534)       (377,267)         (28,997)       (153,218)
    Change in unrealized
      appreciation/depreciation on
      investments during the year               (14,818)          752,833         890,119          134,856         259,732
                                        -----------------------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                      7,327           663,299         513,392          105,859         122,759
                                        -----------------------------------------------------------------------------------
Net increase (decrease) in net
  assets from operations                $        25,704   $       815,937   $     512,496   $      103,286   $     126,478
                                        ===================================================================================

See accompanying notes.

                                            Variable Annuity Account A -
                                          AdvisorDesigns Variable Annuity

                                        Statements of Operations (continued)

                                            Year Ended December 31, 2009

                                                         FRANKLIN SMALL-                                OPPENHEIMER
                                         FIDELITY VIP        MID CAP        NEUBERGER     NEUBERGER     MAIN STREET
                                         INVESTMENT-         GROWTH         BERMAN AMT    BERMAN AMT     SMALL CAP
                                          GRADE BOND       SECURITIES        GUARDIAN      PARTNERS       FUND/VA
                                        ----------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $      57,031   $              -   $     1,289   $     6,519   $        786
  Expenses:
    Mortality and expense risk charge          (5,549)            (2,506)       (1,001)       (2,055)        (2,108)
    Other expense charge                       (3,263)            (1,768)         (707)       (1,451)          (992)
                                        ----------------------------------------------------------------------------
Net investment income (loss)                   48,219             (4,274)         (419)        3,013         (2,314)
                                        ----------------------------------------------------------------------------

Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions                 2,837                  -             -        28,958              -
    Realized capital gain (loss) on
      sales of fund shares                    (23,054)            (1,841)      (67,911)     (100,955)       (27,475)
    Change in unrealized
      appreciation/depreciation on
      investments during the year              52,652            119,691        78,234       167,785        117,013
                                        ----------------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                   32,435            117,850        10,323        95,788         89,538
                                        ----------------------------------------------------------------------------
Net increase (decrease) in net
  assets from operations                $      80,654   $        113,576   $     9,904   $    98,801   $     87,224
                                        ============================================================================

See accompanying notes.

                                          Variable Annuity Account A -
                                         AdvisorDesigns Variable Annuity

                                      Statements of Operations (continued)

                                          Year Ended December 31, 2009

                                                                                         RVT CLS       RVT CLS
                                          PIMCO VIT       PIMCO VIT      PIMCO VIT      ADVISORONE    ADVISORONE
                                         LOW DURATION    REAL RETURN    TOTAL RETURN     AMERIGO       BEROLINA
                                        -------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $      37,392   $     28,226   $     116,888   $    27,023   $    52,692
  Expenses:
    Mortality and expense risk charge          (9,208)        (7,727)        (19,346)      (38,431)      (17,798)
    Other expense charge                       (5,958)        (5,000)        (12,518)      (22,606)      (10,470)
                                        -------------------------------------------------------------------------
Net investment income (loss)                   22,226         15,499          85,024       (34,014)       24,424

Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions                60,537         32,423          79,835             -             -
    Realized capital gain (loss) on
      sales of fund shares                        (64)       (27,978)         13,359      (501,511)     (285,506)
    Change in unrealized
      appreciation/depreciation on
      investments during the year              32,278        111,433          84,147     1,977,044       857,676
                                        -------------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                   92,751        115,878         177,341     1,475,533       572,170
                                        -------------------------------------------------------------------------
Net increase (decrease) in net
  assets from operations                $     114,977   $    131,377   $     262,365   $ 1,441,519   $   596,594
                                        =========================================================================

See accompanying notes.

                                              Variable Annuity Account A -
                                             AdvisorDesigns Variable Annuity

                                          Statements of Operations (continued)

                                              Year Ended December 31, 2009

                                                       RYDEX VT ALL-    RYDEX VT ALL-
                                          RVT CLS          ASSET            ASSET        RYDEX VT ALL-     RYDEX VT ALL-
                                         ADVISORONE     AGGRESSIVE      CONSERVATIVE     ASSET MODERATE         CAP
                                          CLERMONT       STRATEGY         STRATEGY          STRATEGY        OPPORTUNITY
                                        ---------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $    37,627   $            9   $            -   $             -   $          592
  Expenses:
    Mortality and expense risk charge       (14,564)          (4,275)            (180)              (97)          (5,323)
    Other expense charge                     (8,567)          (2,264)             (96)              (51)          (2,818)
                                        ---------------------------------------------------------------------------------
Net investment income (loss)                 14,496           (6,530)            (276)             (148)          (7,549)

Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions                   -                -                -                 -                -
    Realized capital gain (loss) on
      sales of fund shares                 (301,699)          (4,827)             (55)              (25)         (69,113)
    Change in unrealized
      appreciation/depreciation on
      investments during the year           631,517           92,764            1,169             1,351          221,057
                                        ---------------------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                329,818           87,937            1,114             1,326          151,944
                                        ---------------------------------------------------------------------------------
Net increase (decrease) in net
  assets from operations                $   344,314   $       81,407   $          838   $         1,178   $      144,395
                                        =================================================================================

See accompanying notes.

                                          Variable Annuity Account A -
                                        AdvisorDesigns Variable Annuity

                                      Statements of Operations (continued)

                                          Year Ended December 31, 2009

                                                                                         RYDEX VT      RYDEX VT
                                         RYDEX VT    RYDEX VT BASIC      RYDEX VT       COMMODITIES    CONSUMER
                                         BANKING       MATERIALS       BIOTECHNOLOGY     STRATEGY      PRODUCTS
                                        ------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $  73,309   $         4,630   $            -   $        562   $  27,892
  Expenses:
    Mortality and expense risk charge      (4,112)          (17,004)          (9,135)        (2,970)     (3,852)
    Other expense charge                   (2,176)           (9,002)          (4,837)        (1,572)     (2,039)
                                        ------------------------------------------------------------------------
Net investment income (loss)               67,021           (21,376)         (13,972)        (3,980)     22,001

Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions                 -            68,145                -              -           -
    Realized capital gain (loss) on
      sales of fund shares               (141,540)           28,587            8,729        146,579      83,559
    Change in unrealized
      appreciation/depreciation on
      investments during the year           9,077           422,666           41,928         40,197      25,056
                                        ------------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments             (132,463)          519,398           50,657        186,776     108,615
                                        ------------------------------------------------------------------------
Net increase (decrease) in net
  assets from operations                $ (65,442)  $       498,022   $       36,685   $    182,796   $ 130,616
                                        ========================================================================


See accompanying notes.


                                            Variable Annuity Account A -
                                          AdvisorDesigns Variable Annuity

                                        Statements of Operations (continued)

                                            Year Ended December 31, 2009


                                                                                                         RYDEX VT
                                         RYDEX VT DOW     RYDEX VT      RYDEX VT       RYDEX VT        EUROPE 1.25X
                                         2X STRATEGY     ELECTRONICS     ENERGY     ENERGY SERVICES      STRATEGY
                                        ----------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $           -   $          -   $       -   $              -   $      50,151
  Expenses:
    Mortality and expense risk charge            (980)       (10,568)     (6,626)            (4,606)         (9,066)
    Other expense charge                         (519)        (5,594)     (3,508)            (2,438)         (4,799)
                                        ----------------------------------------------------------------------------
Net investment income (loss)                   (1,499)       (16,162)    (10,134)            (7,044)         36,286

Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions                     -              -      25,456             16,999               -
    Realized capital gain (loss) on
      sales of fund shares                      8,596        472,234    (270,965)          (237,008)        (27,439)
    Change in unrealized
      appreciation/depreciation on
      investments during the year               1,741         62,173     169,998            234,066         296,985
                                        ----------------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                   10,337        534,407     (75,511)            14,057         269,546
                                        ----------------------------------------------------------------------------
Net increase (decrease) in net
  assets from operations                $       8,838   $    518,245   $ (85,645)  $          7,013   $     305,832
                                        ============================================================================

See accompanying notes.

                                    Variable Annuity Account A -
                                   AdvisorDesigns Variable Annuity

                                Statements of Operations (continued)

                                    Year Ended December 31, 2009

                                                         RYDEX VT
                                         RYDEX VT       GOVERNMENT                       RYDEX VT
                                         FINANCIAL    LONG BOND 1.2X     RYDEX VT      INTERNATIONAL
                                         SERVICES        STRATEGY       HEALTH CARE     OPPORTUNITY
                                        -------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $    3,752   $         9,091   $          -   $       20,099
  Expenses:
    Mortality and expense risk charge       (1,528)           (3,383)       (11,898)          (5,328)
    Other expense charge                      (809)           (1,791)        (6,299)          (2,821)
                                        -------------------------------------------------------------
Net investment income (loss)                 1,415             3,917        (18,197)          11,950

Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions                  -           107,939              -                -
    Realized capital gain (loss) on
      sales of fund shares                   5,712           (57,104)      (685,575)         (54,897)
    Change in unrealized
      appreciation/depreciation on
      investments during the year           63,857          (245,867)       728,746         (210,830)
                                        -------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                69,569          (195,032)        43,171         (265,727)
                                        -------------------------------------------------------------
Net increase (decrease) in net
  assets from operations                $   70,984   $      (191,115)  $     24,974   $     (253,777)
                                        =============================================================

See accompanying notes.

                                          Variable Annuity Account A -
                                        AdvisorDesigns Variable Annuity

                                      Statements of Operations (continued)

                                          Year Ended December 31, 2009

                                                                        RYDEX VT
                                                                        INVERSE                       RYDEX VT
                                                        RYDEX VT       GOVERNMENT      RYDEX VT       INVERSE
                                         RYDEX VT    INVERSE DOW 2X    LONG BOND     INVERSE MID-    NASDAQ-100
                                         INTERNET       STRATEGY        STRATEGY     CAP STRATEGY     STRATEGY
                                        ------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $       -   $             -   $         -   $           -   $       238
  Expenses:
    Mortality and expense risk charge     (11,504)           (4,391)         (610)           (119)       (3,580)
    Other expense charge                   (6,090)           (2,324)         (324)            (64)       (1,895)
                                        ------------------------------------------------------------------------
Net investment income (loss)              (17,594)           (6,715)         (934)           (183)       (5,237)

Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions                 -                 -             -               -             -
    Realized capital gain (loss) on
      sales of fund shares                376,857          (559,799)      (12,351)         (2,214)     (529,003)
    Change in unrealized
      appreciation/depreciation on
      investments during the year         188,206           966,591        31,697          (4,590)         (592)
                                        ------------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments              565,063           406,792        19,346          (6,804)     (529,595)
                                        ------------------------------------------------------------------------
Net increase (decrease) in net
  assets from operations                $ 547,469   $       400,077   $    18,412   $      (6,987)  $  (534,832)
                                        ========================================================================

See accompanying notes.

                                           Variable Annuity Account A -
                                         AdvisorDesigns Variable Annuity

                                       Statements of Operations (continued)

                                           Year Ended December 31, 2009

                                            RYDEX VT          RYDEX VT      RYDEX VT                RYDEX VT MID-
                                         INVERSE RUSSELL    INVERSE S&P     JAPAN 2X    RYDEX VT      CAP 1.5X
                                          2000 STRATEGY     500 STRATEGY    STRATEGY    LEISURE       STRATEGY
                                        --------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $              -   $           -   $     763   $       -   $          102
  Expenses:
    Mortality and expense risk charge               (371)         (8,904)     (4,665)       (314)          (1,109)
    Other expense charge                            (196)         (4,713)     (2,470)       (167)            (587)
                                        --------------------------------------------------------------------------
Net investment income (loss)                        (567)        (13,617)     (6,372)       (481)          (1,594)

Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions                        -               -           -           -                -
    Realized capital gain (loss) on
      sales of fund shares                       (33,469)     (1,375,141)    (62,180)    (24,112)         (42,869)
    Change in unrealized
      appreciation/depreciation on
      investments during the year                    (89)        743,518      10,704      36,724           79,630
                                        --------------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                     (33,558)       (631,623)    (51,476)     12,612           36,761
                                        --------------------------------------------------------------------------
Net increase (decrease) in net
  assets from operations                $        (34,125)  $    (645,240)  $ (57,848)  $  12,131   $       35,167
                                        ==========================================================================

See accompanying notes.

                                             Variable Annuity Account A -
                                           AdvisorDesigns Variable Annuity

                                         Statements of Operations (continued)

                                             Year Ended December 31, 2009

                                          RYDEX VT                                      RYDEX VT
                                         MULTI-HEDGE                      RYDEX VT     NASDAQ-100        RYDEX VT
                                         STRATEGIES     RYDEX VT NOVA    NASDAQ-100    2X STRATEGY    PRECIOUS METALS
                                        ------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $        794   $        6,566   $         -   $          -   $              -
  Expenses:
    Mortality and expense risk charge         (2,792)          (5,761)       (3,778)        (2,083)           (20,117)
    Other expense charge                      (1,478)          (3,050)       (2,000)        (1,103)           (10,650)
                                        ------------------------------------------------------------------------------
Net investment income (loss)                  (3,476)          (2,245)       (5,778)        (3,186)           (30,767)

Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions                    -                -             -              -                  -
    Realized capital gain (loss) on
      sales of fund shares                  (103,045)         113,645       157,784        170,497            512,428
    Change in unrealized
      appreciation/depreciation on
      investments during the year             44,518          110,241        67,723         20,133            (32,403)
                                        ------------------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                 (58,527)         223,886       225,507        190,630            480,025
                                        ------------------------------------------------------------------------------
Net increase (decrease) in net
  assets from operations                $    (62,003)  $      221,641   $   219,729   $    187,444   $        449,258
                                        ==============================================================================

See accompanying notes.

                                               Variable Annuity Account A -
                                              AdvisorDesigns Variable Annuity

                                           Statements of Operations (continued)

                                               Year Ended December 31, 2009

                                                                         RYDEX VT          RYDEX VT
                                         RYDEX VT REAL    RYDEX VT     RUSSELL 2000     RUSSELL 2000 2X     RYDEX VT S&P
                                            ESTATE        RETAILING    1.5X STRATEGY       STRATEGY        500 2X STRATEGY
                                        -----------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $       53,331   $        -   $            -   $              -   $            409
  Expenses:
    Mortality and expense risk charge           (6,572)     (10,949)          (1,303)              (145)              (582)
    Other expense charge                        (3,480)      (5,796)            (690)               (77)              (308)
                                        -----------------------------------------------------------------------------------
Net investment income (loss)                    43,279      (16,745)          (1,993)              (222)              (481)

Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions                      -            -                -                  -                  -
    Realized capital gain (loss) on
    sales of fund shares                       (80,588)     278,287         (108,282)           (75,346)             1,177
    Change in unrealized
      appreciation/depreciation on
      investments during the year              122,025       46,005          (23,750)            31,564             19,077
                                        -----------------------------------------------------------------------------------
Net realized and unrealized
  capital gain (loss) on investments            41,437      324,292         (132,032)           (43,782)            20,254
                                        -----------------------------------------------------------------------------------
Net increase (decrease) in net
  assets from operations                $       84,716   $  307,547   $     (134,025)  $        (44,004)  $         19,773
                                        ===================================================================================

See accompanying notes.

                                              Variable Annuity Account A -
                                            AdvisorDesigns Variable Annuity

                                          Statements of Operations (continued)

                                              Year Ended December 31, 2009

                                         RYDEX VT S&P                      RYDEX VT S&P    RYDEX VT S&P    RYDEX VT S&P
                                           500 PURE       RYDEX VT S&P      MIDCAP 400      MIDCAP 400     SMALLCAP 600
                                            GROWTH       500 PURE VALUE    PURE GROWTH      PURE VALUE     PURE GROWTH
                                        --------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $           -   $         6,517   $           -   $      23,497   $           -
  Expenses:
    Mortality and expense risk charge          (4,703)           (5,976)         (4,050)         (7,857)         (5,579)
    Other expense charge                       (2,491)           (3,164)         (2,144)         (4,160)         (2,954)
                                        --------------------------------------------------------------------------------
Net investment income (loss)                   (7,194)           (2,623)         (6,194)         11,480          (8,533)

Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions                     -                 -               -               -               -
    Realized capital gain (loss) on
      sales of fund shares                    151,490          (117,686)         44,702         268,568         209,312
    Change in unrealized
      appreciation/depreciation on
      investments during the year              44,439           272,573          81,267          87,946          53,391
                                        --------------------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                  195,929           154,887         125,969         356,514         262,703
                                        --------------------------------------------------------------------------------
Net increase (decrease) in net
  assets from operations                $     188,735   $       152,264   $     119,775   $     367,994   $     254,170
                                        ================================================================================

See accompanying notes.

                                                Variable Annuity Account A -
                                               AdvisorDesigns Variable Annuity

                                            Statements of Operations (continued)

                                                Year Ended December 31, 2009

                                                           RYDEX VT
                                         RYDEX VT S&P    STRENGTHENING
                                         SMALLCAP 600      DOLLAR 2X       RYDEX VT          RYDEX VT            RYDEX VT
                                          PURE VALUE       STRATEGY       TECHNOLOGY    TELECOMMUNICATIONS    TRANSPORTATION
                                        -------------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $       4,463   $            -   $         -   $             1,959   $           156
  Expenses:
    Mortality and expense risk charge          (9,793)             (14)      (16,541)              (10,459)             (251)
    Other expense charge                       (5,185)              (8)       (8,757)               (5,537)             (133)
                                        -------------------------------------------------------------------------------------
Net investment income (loss)                  (10,515)             (22)      (25,298)              (14,037)             (228)

Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions                     -            3,400             -                     -                 -
    Realized capital gain (loss) on
      sales of fund shares                    742,138           (2,168)      525,038              (182,373)          (43,971)
    Change in unrealized
      appreciation/depreciation on
      investments during the year              52,625           (3,147)      500,069               615,763            28,605
                                        -------------------------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                  794,763           (1,915)    1,025,107               433,390           (15,366)
                                        -------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets from operations                $     784,248   $       (1,937)  $   999,809   $           419,353   $       (15,594)
                                        =====================================================================================

See accompanying notes.

                                         Variable Annuity Account A -
                                       AdvisorDesigns Variable Annuity

                                     Statements of Operations (continued)

                                         Year Ended December 31, 2009

                                                                       RYDEX VT
                                         RYDEX VT U.S.                 WEAKENING
                                          GOVERNMENT      RYDEX VT     DOLLAR 2X    SBL ALL CAP
                                         MONEY MARKET     UTILITIES    STRATEGY        VALUE       SBL GLOBAL
                                        ----------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $        4,065   $   21,394   $        4   $          -   $         -
  Expenses:
    Mortality and expense risk charge         (180,338)      (2,669)        (270)           (76)       (4,454)
    Other expense charge                       (95,473)      (1,413)        (143)           (22)       (1,310)
                                        ----------------------------------------------------------------------
Net investment income (loss)                  (271,746)      17,312         (409)           (98)       (5,764)

Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions                  3,407            -            -              -             -
    Realized capital gain (loss) on
      sales of fund shares                           -        6,041       (2,648)         1,459       (36,140)
    Change in unrealized
      appreciation/depreciation on
      investments during the year                    -       14,622        3,222          1,049       132,960
                                        ----------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                     3,407       20,663          574          2,508        96,820
                                        ----------------------------------------------------------------------
Net increase (decrease) in net
  assets from operations                $     (268,339)  $   37,975   $      165   $      2,410   $    91,056
                                        ======================================================================

See accompanying notes.

                                            Variable Annuity Account A -
                                          AdvisorDesigns Variable Annuity

                                        Statements of Operations (continued)

                                            Year Ended December 31, 2009

                                                                                                         TEMPLETON
                                                                                                         DEVELOPING
                                         SBL LARGE CAP    SBL MID CAP    SBL MID CAP    SBL SMALL CAP     MARKETS
                                             VALUE          GROWTH          VALUE           VALUE        SECURITIES
                                        ----------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $            -   $          -   $          -   $            -   $     8,073
  Expenses:
    Mortality and expense risk charge              (19)          (413)           (88)          (2,922)      (10,410)
    Other expense charge                            (6)          (121)           (26)            (860)       (7,348)
                                        ----------------------------------------------------------------------------
Net investment income (loss)                       (25)          (534)          (114)          (3,782)       (9,685)

Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions                      -              -              -                -           779
    Realized capital gain (loss) on
      sales of fund shares                         816          4,907          3,260          (26,258)      925,301
    Change in unrealized
      appreciation/depreciation on
      investments during the year                   34         12,916          1,465          189,014       153,893
                                        ----------------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                       850         17,823          4,725          162,756     1,079,973
                                        ----------------------------------------------------------------------------
Net increase (decrease) in net
  assets from operations                $          825   $     17,289   $      4,611   $      158,974   $ 1,070,288
                                        ============================================================================

See accompanying notes.

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2009

                                         TEMPLETON     WELLS FARGO
                                          FOREIGN      ADVANTAGE VT
                                         SECURITIES    OPPORTUNITY
                                        ----------------------------
Investment income (loss):
  Dividend distributions                $     9,677   $           -
  Expenses:
    Mortality and expense risk charge        (2,650)         (1,622)
    Other expense charge                     (1,870)         (1,050)
                                        ----------------------------
Net investment income (loss)                  5,157          (2,672)

Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions              11,938               -
    Realized capital gain (loss) on
      sales of fund shares                   (9,854)       (165,532)
    Change in unrealized
      appreciation/depreciation on
      investments during the year            90,322         226,584
                                        ----------------------------
Net realized and unrealized capital
  gain (loss) on investments                 92,406          61,052
                                        ----------------------------
Net increase (decrease) in net
  assets from operations                $    97,563   $      58,380
                                        ============================

See accompanying notes.

                                         Variable Annuity Account A -
                                       AdvisorDesigns Variable Annuity

                                     Statements of Changes in Net Assets

                                    Years Ended December 31, 2009 and 2008

                                         AIM V.I. CAPITAL APPRECIATION         AIM V.I. INTERNATIONAL GROWTH
                                           2009               2008               2009              2008
                                      ------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $       (1,281)  $          (2,195)  $         5,741   $         (3,892)
    Capital gains distributions                    -                   -                 -              5,304
    Realized capital gain (loss) on
      sales of fund shares                   (32,774)             (6,926)          152,134           (110,248)
    Change in unrealized
      appreciation/depreciation on
      investments during the year             51,993             (81,040)          257,100           (156,734)
                                      ------------------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations                17,938             (90,161)          414,975           (265,570)

  From contract owner
    transactions:
    Variable annuity deposits                     74               1,211            20,394              3,758
    Contract owner maintenance
      charges                                   (940)             (1,226)          (11,726)            (3,362)
    Terminations and withdrawals              (1,864)             (2,858)          (62,571)           (36,527)
    Transfers between
      subaccounts, net                       (42,370)             (6,009)        1,167,002            (21,006)
                                      ------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                             (45,100)             (8,882)        1,113,099            (57,137)
                                      ------------------------------------------------------------------------
Net increase (decrease) in net
  assets                                     (27,162)            (99,043)        1,528,074           (322,707)
Net assets at beginning of year              118,149             217,192           279,605            602,312
                                      ------------------------------------------------------------------------
Net assets at end of year             $       90,987   $         118,149   $     1,807,679   $        279,605
                                      ========================================================================


                                         AIM V.I. MID CAP CORE EQUITY        DIREXION DYNAMIC VP HY BOND
                                           2009             2008                2009             2008
                                      -------------------------------------------------------------------

Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $        (936)  $              4   $          58,182   $    24,984
    Capital gains distributions               1,247             24,308                   -             -
    Realized capital gain (loss) on
      sales of fund shares                  (43,689)           (35,415)            399,470       (95,020)
    Change in unrealized
      appreciation/depreciation on
      investments during the year            85,269            (88,318)            114,454       (25,113)
                                      -------------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations               41,891            (99,421)            572,106       (95,149)

  From contract owner
    transactions:
    Variable annuity deposits                   432                500               8,559       100,649
    Contract owner maintenance
      charges                                (2,322)            (2,864)            (39,007)      (13,103)
    Terminations and withdrawals            (44,284)           (31,665)           (223,705)      (65,017)
    Transfers between
      subaccounts, net                       15,580             79,793          (2,447,202)   (1,373,420)
                                      -------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                            (30,594)            45,764          (2,701,355)   (1,350,891)
                                      -------------------------------------------------------------------
Net increase (decrease) in net
  assets                                     11,297            (53,657)         (2,129,249)   (1,446,040)
Net assets at beginning of year             159,879            213,536           4,258,332     5,704,372
                                      -------------------------------------------------------------------
Net assets at end of year             $     171,176   $        159,879   $       2,129,083   $ 4,258,332
                                      ===================================================================

See accompanying notes.

                                       Variable Annuity Account A -
                                      AdvisorDesigns Variable Annuity

                              Statements of Changes in Net Assets (continued)

                                  Years Ended December 31, 2009 and 2008

                                                                                 FEDERATED FUND FOR U.S.
                                          DREYFUS VIF INTERNATIONAL VALUE       GOVERNMENT SECURITIES II
                                             2009               2008             2009            2008
                                      ---------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $          (2,736)  $            831   $     18,377   $       11,888
    Capital gains distributions                       -             16,872              -                -
    Realized capital gain (loss) on
      sales of fund shares                        2,883            (64,425)        22,145           (4,536)
    Change in unrealized
      appreciation/depreciation on
      investments during the year                21,325             (6,431)       (14,818)          18,709
                                      ---------------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations                   21,472            (53,153)        25,704           26,061

  From contract owner
    transactions:
    Variable annuity deposits                     2,451              2,290              -           93,801
    Contract owner maintenance
      charges                                    (2,600)              (320)        (5,571)          (7,409)
    Terminations and withdrawals                (13,745)           (11,866)       (80,644)         (40,411)
    Transfers between
      subaccounts, net                          985,793           (108,587)      (911,184)       1,267,303
                                      ---------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                                971,899           (118,483)      (997,399)       1,313,284
                                      ---------------------------------------------------------------------
Net increase (decrease) in net
  assets                                        993,371           (171,636)      (971,695)       1,339,345
Net assets at beginning of year                  11,976            183,612      1,518,349          179,004
                                      ---------------------------------------------------------------------
Net assets at end of year             $       1,005,347   $         11,976   $    546,654   $    1,518,349
                                      =====================================================================


                                         FEDERATED HIGH INCOME BOND II      FIDELITY VIP CONTRAFUND
                                            2009              2008             2009           2008
                                      ----------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $       152,638   $       101,771   $        (896)  $   (11,562)
    Capital gains distributions                     -                 -             540        47,639
    Realized capital gain (loss) on
      sales of fund shares                    (89,534)          (56,959)       (377,267)   (1,073,894)
    Change in unrealized
      appreciation/depreciation on
      investments during the year             752,833          (424,798)        890,119       (20,063)
                                      ----------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations                815,937          (379,986)        512,496    (1,057,880)

  From contract owner
    transactions:
    Variable annuity deposits                   8,889           369,779             379         2,082
    Contract owner maintenance
      charges                                 (19,731)          (12,380)        (25,526)      (18,386)
    Terminations and withdrawals             (181,639)         (111,150)       (252,602)     (118,149)
    Transfers between
      subaccounts, net                     (2,162,679)        2,206,181         924,839    (2,974,981)
                                      ----------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                           (2,355,160)        2,452,430         647,090    (3,109,434)
                                      ----------------------------------------------------------------
Net increase (decrease) in net
  assets                                   (1,539,223)        2,072,444       1,159,586    (4,167,314)
Net assets at beginning of year             3,483,809         1,411,365       1,035,719     5,203,033
                                      ----------------------------------------------------------------
Net assets at end of year             $     1,944,586   $     3,483,809   $   2,195,305   $ 1,035,719
                                      ================================================================

See accompanying notes.

                                Variable Annuity Account A -
                               AdvisorDesigns Variable Annuity

                       Statements of Changes in Net Assets (continued)

                           Years Ended December 31, 2009 and 2008

                                          FIDELITY VIP GROWTH
                                            OPPORTUNITIES            FIDELITY VIP INDEX 500
                                          2009          2008           2009          2008
                                      -------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $    (2,573)  $    (4,157)  $       3,719   $    5,829
    Capital gains distributions                 -             -          16,245       10,894
    Realized capital gain (loss) on
      sales of fund shares                (28,997)     (263,579)       (153,218)     (25,159)
    Change in unrealized
      appreciation/depreciation on
      investments during the year         134,856      (226,536)        259,732     (454,987)
                                      -------------------------------------------------------
  Net increase (decrease) in
    net assets from operations            103,286      (494,272)        126,478     (463,423)

  From contract owner
    transactions:
    Variable annuity deposits                  74            50               -          409
    Contract owner maintenance
      charges                              (4,652)         (877)        (10,190)      (6,926)
    Terminations and withdrawals         (110,906)       (6,036)       (205,159)     (59,133)
    Transfers between
      subaccounts, net                    104,034    (2,973,079)        (66,647)    (168,313)
                                      -------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                          (11,450)   (2,979,942)       (281,996)    (233,963)
                                      -------------------------------------------------------
Net increase (decrease) in net
  assets                                   91,836    (3,474,214)       (155,518)    (697,386)
Net assets at beginning of year           113,827     3,588,041         742,970    1,440,356
                                      -------------------------------------------------------
Net assets at end of year             $   205,663   $   113,827   $     587,452   $  742,970
                                      =======================================================


                                         FIDELITY VIP INVESTMENT-GRADE         FRANKLIN SMALL-MID CAP GROWTH
                                                      BOND                             SECURITIES
                                            2009               2008              2009               2008
                                      ------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $         48,219   $        23,560   $         (4,274)  $        (3,593)
    Capital gains distributions                  2,837               710                  -            30,707
    Realized capital gain (loss) on
      sales of fund shares                     (23,054)          (14,678)            (1,841)              (94)
    Change in unrealized
      appreciation/depreciation on
      investments during the year               52,652           (54,749)           119,691          (156,167)
                                      ------------------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations                  80,654           (45,157)           113,576          (129,147)

  From contract owner
    transactions:
    Variable annuity deposits                      134             5,197                 27                 2
    Contract owner maintenance
      charges                                   (6,465)           (7,946)            (1,942)           (1,824)
    Terminations and withdrawals               (63,092)          (82,693)              (698)                -
    Transfers between
      subaccounts, net                         (13,070)            7,018             60,449            40,000
                                      ------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                               (82,493)          (78,424)            57,836            38,178
                                      ------------------------------------------------------------------------
Net increase (decrease) in net
  assets                                        (1,839)         (123,581)           171,412           (90,969)
Net assets at beginning of year                751,848           875,429            209,481           300,450
                                      ------------------------------------------------------------------------
Net assets at end of year             $        750,009   $       751,848   $        380,893   $       209,481
                                      ========================================================================

See accompanying notes.

                                Variable Annuity Account A -
                              AdvisorDesigns Variable Annuity

                      Statements of Changes in Net Assets (continued)

                           Years Ended December 31, 2009 and 2008

                                           NEUBERGER BERMAN AMT       NEUBERGER BERMAN AMT
                                                GUARDIAN                   PARTNERS
                                           2009          2008         2009          2008
                                      ------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $        (419)  $  (1,369)  $      3,013   $   (5,713)
    Capital gains distributions                   -       8,361         28,958       71,745
    Realized capital gain (loss) on
      sales of fund shares                  (67,911)     (4,075)      (100,955)    (195,941)
    Change in unrealized
      appreciation/depreciation on
      investments during the year            78,234     (90,024)       167,785     (279,784)
                                      ------------------------------------------------------
  Net increase (decrease) in
    net assets from operations                9,904     (87,107)        98,801     (409,693)

  From contract owner
  transactions:
    Variable annuity deposits                     -         102            412          153
    Contract owner maintenance
      charges                                (1,484)     (2,123)        (2,412)      (6,554)
    Terminations and withdrawals            (30,087)    (32,234)       (20,218)     (59,673)
    Transfers between
      subaccounts, net                       (8,243)    103,110          7,688      159,201
                                      ------------------------------------------------------
  Net increase (decrease) in
    net assets from contract owner
    transactions                            (39,814)     68,855        (14,530)      93,127
                                      ------------------------------------------------------
Net increase (decrease) in net
  assets                                    (29,910)    (18,252)        84,271     (316,566)
Net assets at beginning of year             158,784     177,036        220,834      537,400
                                      ------------------------------------------------------
Net assets at end of year             $     128,874   $ 158,784   $    305,105   $  220,834
                                      ======================================================

                                        OPPENHEIMER MAIN STREET SMALL
                                                 CAP FUND/VA                  PIMCO VIT LOW DURATION
                                           2009               2008            2009           2008
                                      ----------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $       (2,314)  $            (844)  $   22,226   $      39,417
    Capital gains distributions                    -                 835       60,537          14,485
    Realized capital gain (loss) on
      sales of fund shares                   (27,475)            (17,395)         (64)       (119,767)
    Change in unrealized
      appreciation/depreciation on
      investments during the year            117,013             (38,865)      32,278         (54,651)
                                      ----------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations                87,224             (56,269)     114,977        (120,516)

  From contract owner
  transactions:
    Variable annuity deposits                     26               1,000            -         107,533
    Contract owner maintenance
      charges                                 (2,428)               (298)     (12,759)        (16,563)
    Terminations and withdrawals             (26,619)             (1,378)     (32,996)        (61,271)
    Transfers between
      subaccounts, net                       214,020             135,796      405,625         292,777
                                      ----------------------------------------------------------------
  Net increase (decrease) in
    net assets from contract owner
    transactions                             184,999             135,120      359,870         322,476
                                      ----------------------------------------------------------------
Net increase (decrease) in net
  assets                                     272,223              78,851      474,847         201,960
Net assets at beginning of year               96,300              17,449      873,262         671,302
                                      ----------------------------------------------------------------
Net assets at end of year             $      368,523   $          96,300   $1,348,109   $     873,262
                                      ================================================================

See accompanying notes.

                                Variable Annuity Account A -
                               AdvisorDesigns Variable Annuity

                       Statements of Changes in Net Assets (continued)

                           Years Ended December 31, 2009 and 2008

                                        PIMCO VIT REAL RETURN       PIMCO VIT TOTAL RETURN
                                         2009          2008          2009           2008
                                      -------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $   15,499   $     18,953   $   85,024   $     141,891
    Capital gains distributions           32,423          1,040       79,835          33,805
    Realized capital gain (loss) on
      sales of fund shares               (27,978)       (29,384)      13,359        (116,427)
    Change in unrealized
      appreciation/depreciation on
      investments during the year        111,433        (87,681)      84,147         (89,436)
                                      -------------------------------------------------------
  Net increase (decrease) in
    net assets from operations           131,377        (97,072)     262,365         (30,167)

  From contract owner
    transactions:
    Variable annuity deposits             73,219        412,813          176          16,167
    Contract owner maintenance
      charges                            (10,119)        (7,569)     (18,572)        (46,639)
    Terminations and withdrawals        (123,808)       (27,700)    (127,377)       (345,888)
    Transfers between
      subaccounts, net                   110,449       (317,538)     591,412         511,404
                                      -------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                          49,741         60,006      445,639         135,044
                                      -------------------------------------------------------
Net increase (decrease) in net
  assets                                 181,118        (37,066)     708,004         104,877
Net assets at beginning of year          720,559        757,625    1,929,365       1,824,488
                                      -------------------------------------------------------
Net assets at end of year             $  901,677   $    720,559   $2,637,369   $   1,929,365
                                      =======================================================

                                         RVT CLS ADVISORONE AMERIGO        RVT CLS ADVISORONE BEROLINA
                                           2009             2008             2009             2008
                                      -------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $     (34,014)  $       (75,119)  $      24,424   $         (6,618)
    Capital gains distributions                   -            93,666               -             38,657
    Realized capital gain (loss) on
      sales of fund shares                 (501,511)         (163,078)       (285,506)          (107,402)
    Change in unrealized
      appreciation/depreciation on
      investments during the year         1,977,044        (3,419,835)        857,676         (1,550,538)
                                      -------------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations            1,441,519        (3,564,366)        596,594         (1,625,901)

  From contract owner
    transactions:
    Variable annuity deposits                40,703            55,460           3,558             30,522
    Contract owner maintenance
      charges                               (46,565)          (79,632)        (20,662)           (31,158)
    Terminations and withdrawals           (501,362)         (902,211)       (256,674)          (360,966)
    Transfers between
      subaccounts, net                      (37,158)          (17,395)         14,272             59,892
                                      -------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                           (544,382)         (943,778)       (259,506)          (301,710)
                                      -------------------------------------------------------------------
Net increase (decrease) in net
  assets                                    897,137        (4,508,144)        337,088         (1,927,611)
Net assets at beginning of year           4,170,643         8,678,787       2,005,916          3,933,527
                                      -------------------------------------------------------------------
Net assets at end of year             $   5,067,780   $     4,170,643   $   2,343,004   $      2,005,916
                                      ===================================================================

See accompanying notes.

                                        Variable Annuity Account A -
                                      AdvisorDesigns Variable Annuity

                              Statements of Changes in Net Assets (continued)

                                   Years Ended December 31, 2009 and 2008

                                                                            RYDEX VT ALL-ASSET AGGRESSIVE
                                         RVT CLS ADVISORONE CLERMONT                 STRATEGY
                                           2009             2008              2009              2008
                                      ----------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $      14,496   $         (7,956)  $      (6,530)  $           (1,521)
    Capital gains distributions                   -             32,982               -               12,072
    Realized capital gain (loss) on
      sales of fund shares                 (301,699)          (171,681)         (4,827)              (2,115)
    Change in unrealized
      appreciation/depreciation on
      investments during the year           631,517           (680,447)         92,764             (173,509)
                                      ----------------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations              344,314           (827,102)         81,407             (165,073)

  From contract owner
    transactions:
    Variable annuity deposits                 3,041             30,491           6,001                2,100
    Contract owner maintenance
      charges                               (15,727)           (24,587)         (3,556)              (4,051)
    Terminations and withdrawals           (185,503)          (367,986)              -                    -
    Transfers between
      subaccounts, net                       67,109            150,877              69               (3,403)
                                      ----------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                           (131,080)          (211,205)          2,514               (5,354)
                                      ----------------------------------------------------------------------
Net increase (decrease) in net
  assets                                    213,234         (1,038,307)         83,921             (170,427)
Net assets at beginning of year           1,701,104          2,739,411         478,306              648,733
                                      ----------------------------------------------------------------------
Net assets at end of year             $   1,914,338   $      1,701,104   $     562,227   $          478,306
                                      ======================================================================


                                          RYDEX VT ALL-ASSET CONSERVATIVE       RYDEX VT ALL-ASSET MODERATE
                                                 STRATEGY                               STRATEGY
                                           2009                2008               2009              2008
                                      ------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $         (276)  $               488   $         (148)  $          (584)
    Capital gains distributions                    -                   242                -                72
    Realized capital gain (loss) on
      sales of fund shares                       (55)                 (603)             (25)             (471)
    Change in unrealized
      appreciation/depreciation on
      investments during the year              1,169                (3,618)           1,351            (4,989)
                                      ------------------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations                   838                (3,491)           1,178            (5,972)

  From contract owner
    transactions:
    Variable annuity deposits                      -                 2,267               28             2,237
    Contract owner maintenance
      charges                                    (49)                  (66)             (28)             (360)
    Terminations and withdrawals                   -                (7,347)               -                 -
    Transfers between
      subaccounts, net                         3,454                 8,242           39,708          (116,398)
                                      ------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                               3,405                 3,096           39,708          (114,521)
                                      ------------------------------------------------------------------------
Net increase (decrease) in net
  assets                                       4,243                  (395)          40,886          (120,493)
Net assets at beginning of year               21,146                21,541            8,874           129,367
                                      ------------------------------------------------------------------------
Net assets at end of year             $       25,389   $            21,146   $       49,760   $         8,874
                                      ========================================================================

See accompanying notes.

                                  Variable Annuity Account A -
                                AdvisorDesigns Variable Annuity

                        Statements of Changes in Net Assets (continued)

                             Years Ended December 31, 2009 and 2008

                                         RYDEX VT ALL-CAP OPPORTUNITY        RYDEX VT BANKING
                                           2009              2008            2009        2008
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $      (7,549)  $         (12,799)  $  67,021   $    (975)
    Capital gains distributions                   -               2,758           -           -
    Realized capital gain (loss) on
      sales of fund shares                  (69,113)            (26,898)   (141,540)   (291,135)
    Change in unrealized
      appreciation/depreciation on
      investments during the year           221,057            (483,937)      9,077       1,966
                                      ----------------------------------------------------------
  Net increase (decrease) in
    net assets from operations              144,395            (520,876)    (65,442)   (290,144)

  From contract owner
    transactions:
    Variable annuity deposits                    43               7,492      12,010       1,634
    Contract owner maintenance
      charges                                (8,731)            (11,525)     (5,916)     (1,280)
    Terminations and withdrawals            (30,082)            (20,678)    (26,573)    (14,754)
    Transfers between
      subaccounts, net                     (107,575)            (57,132)    (22,510)    350,146
                                      ----------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                           (146,345)            (81,843)    (42,989)    335,746
                                      ----------------------------------------------------------
Net increase (decrease) in net
  assets                                     (1,950)           (602,719)   (108,431)     45,602
Net assets at beginning of year             671,036           1,273,755     133,732      88,130
                                      ----------------------------------------------------------
Net assets at end of year             $     669,086   $         671,036   $  25,301   $ 133,732
                                      ==========================================================


                                         RYDEX VT BASIC MATERIALS         RYDEX VT BIOTECHNOLOGY
                                          2009            2008             2009           2008
                                      --------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $   (21,376)  $           (353)  $   (13,972)  $       (9,921)
    Capital gains distributions            68,145            258,651             -                -
    Realized capital gain (loss) on
      sales of fund shares                 28,587           (227,440)        8,729         (243,426)
    Change in unrealized
      appreciation/depreciation on
      investments during the year         422,666           (548,462)       41,928          (11,827)
                                      --------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations            498,022           (517,604)       36,685         (265,174)

  From contract owner
    transactions:
    Variable annuity deposits              41,582             49,061         4,636            7,236
    Contract owner maintenance
      charges                             (18,265)           (22,496)      (14,132)          (9,782)
    Terminations and withdrawals         (155,301)          (145,187)      (72,074)         (55,974)
    Transfers between
      subaccounts, net                 (1,689,580)         1,630,775    (1,390,276)       1,745,900
                                      --------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                       (1,821,564)         1,512,153    (1,471,846)       1,687,380
                                      --------------------------------------------------------------
Net increase (decrease) in net
  assets                               (1,323,542)           994,549    (1,435,161)       1,422,206
Net assets at beginning of year         3,884,296          2,889,747     1,669,244          247,038
                                      --------------------------------------------------------------
Net assets at end of year             $ 2,560,754   $      3,884,296   $   234,083   $    1,669,244
                                      ==============================================================

See accompanying notes.

                                 Variable Annuity Account A -
                                AdvisorDesigns Variable Annuity

                        Statements of Changes in Net Assets (continued)

                            Years Ended December 31, 2009 and 2008

                                         RYDEX VT COMMODITIES STRATEGY       RYDEX VT CONSUMER PRODUCTS
                                           2009              2008              2009             2008
                                      ---------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $      (3,980)  $          (13,547)  $     22,001   $        (22,813)
    Capital gains distributions                   -                    -              -              3,395
    Realized capital gain (loss) on
      sales of fund shares                  146,579              303,080         83,559           (672,400)
    Change in unrealized
      appreciation/depreciation on
      investments during the year            40,197              (78,333)        25,056             23,215
                                      ---------------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations              182,796              211,200        130,616           (668,603)

  From contract owner
    transactions:
    Variable annuity deposits                   691               70,036         23,164             30,054
    Contract owner maintenance
      charges                                (4,061)             (13,971)        (5,330)           (18,179)
    Terminations and withdrawals             (6,115)             (94,292)       (20,129)          (111,987)
    Transfers between
      subaccounts, net                     (181,154)          (1,776,886)     1,555,847         (2,286,200)
                                      ---------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                           (190,639)          (1,815,113)     1,553,552         (2,386,312)
                                      ---------------------------------------------------------------------
Net increase (decrease) in net
  assets                                     (7,843)          (1,603,913)     1,684,168         (3,054,915)
Net assets at beginning of year              37,313            1,641,226        124,771          3,179,686
                                      ---------------------------------------------------------------------
Net assets at end of year             $      29,470   $           37,313   $  1,808,939   $        124,771
                                      =====================================================================

                                         RYDEX VT DOW 2X STRATEGY       RYDEX VT ELECTRONICS
                                           2009           2008          2009          2008
                                      ---------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $      (1,499)  $     (1,084)  $  (16,162)  $       (986)
    Capital gains distributions                   -              -            -              -
    Realized capital gain (loss) on
      sales of fund shares                    8,596       (385,090)     472,234        (31,476)
    Change in unrealized
      appreciation/depreciation on
      investments during the year             1,741        136,551       62,173        (33,726)
                                      ---------------------------------------------------------
  Net increase (decrease) in
    net assets from operations                8,838       (249,623)     518,245        (66,188)

  From contract owner
    transactions:
    Variable annuity deposits                     -          1,653        8,320          1,166
    Contract owner maintenance
      charges                                (1,447)        (2,216)     (16,041)          (709)
    Terminations and withdrawals             (3,619)       (19,271)     (75,573)        (5,114)
    Transfers between
      subaccounts, net                    1,122,850       (595,454)   1,343,544        105,892
                                      ---------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                          1,117,784       (615,288)   1,260,250        101,235
                                      ---------------------------------------------------------
Net increase (decrease) in net
  assets                                  1,126,622       (864,911)   1,778,495         35,047
Net assets at beginning of year             187,024      1,051,935       59,044         23,997
                                      ---------------------------------------------------------
Net assets at end of year             $   1,313,646   $    187,024   $1,837,539   $     59,044
                                      =========================================================



See accompanying notes.

                                 Variable Annuity Account A -
                                AdvisorDesigns Variable Annuity

                        Statements of Changes in Net Assets (continued)

                            Years Ended December 31, 2009 and 2008

                                            RYDEX VT ENERGY         RYDEX VT ENERGY SERVICES
                                          2009          2008         2009           2008
                                      ---------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $   (10,134)  $   (26,910)  $  (7,044)  $        (32,970)
    Capital gains distributions            25,456        99,637      16,999             27,403
    Realized capital gain (loss) on
      sales of fund shares               (270,965)     (288,017)   (237,008)            74,468
    Change in unrealized
      appreciation/depreciation on
      investments during the year         169,998        46,463     234,066           (403,055)
                                      ---------------------------------------------------------
  Net increase (decrease) in
    net assets from operations            (85,645)     (168,827)      7,013           (334,154)

  From contract owner
    transactions:
    Variable annuity deposits               4,017       101,715      10,335             32,933
    Contract owner maintenance
      charges                              (6,347)      (19,940)     (5,303)           (25,776)
    Terminations and withdrawals          (87,653)     (132,346)    (26,967)          (197,944)
    Transfers between
      subaccounts, net                 (2,609,876)   (1,139,625)    100,991         (2,364,598)
                                      ---------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                       (2,699,859)   (1,190,196)     79,056         (2,555,385)
                                      ---------------------------------------------------------
Net increase (decrease) in net
  assets                               (2,785,504)   (1,359,023)     86,069         (2,889,539)
Net assets at beginning of year         3,161,562     4,520,585     191,734          3,081,273
                                      ---------------------------------------------------------
Net assets at end of year             $   376,058   $ 3,161,562   $ 277,803   $        191,734
                                      =========================================================


                                         RYDEX VT EUROPE 1.25X STRATEGY       RYDEX VT FINANCIAL SERVICES
                                           2009               2008             2009             2008
                                      ----------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $       36,286   $           (4,704)  $   1,415   $            (1,987)
    Capital gains distributions                    -                5,654           -                     -
    Realized capital gain (loss) on
      sales of fund shares                   (27,439)            (464,804)      5,712               (99,846)
    Change in unrealized
      appreciation/depreciation on
      investments during the year            296,985              157,965      63,857                 4,744
                                      ----------------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations               305,832             (305,889)     70,984               (97,089)

  From contract owner
    transactions:
    Variable annuity deposits                  9,889               10,755          15                     -
    Contract owner maintenance
      charges                                (10,960)              (2,862)     (2,047)               (2,204)
    Terminations and withdrawals             (36,279)             (39,865)    (13,121)              (14,171)
    Transfers between
      subaccounts, net                     2,082,534           (3,004,984)     72,826               147,852
                                      ----------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                           2,045,184           (3,036,956)     57,673               131,477
                                      ----------------------------------------------------------------------
Net increase (decrease) in net
  assets                                   2,351,016           (3,342,845)    128,657                34,388
Net assets at beginning of year              136,720            3,479,565     104,896                70,508
                                      ----------------------------------------------------------------------
Net assets at end of year             $    2,487,736   $          136,720   $ 233,553   $           104,896
                                      ======================================================================

See accompanying notes.

                                               Variable Annuity Account A -
                                             AdvisorDesigns Variable Annuity

                                     Statements of Changes in Net Assets (continued)

                                          Years Ended December 31, 2009 and 2008

                                         RYDEX VT GOVERNMENT LONG                                 RYDEX VT INTERNATIONAL
                                           BOND 1.2X  STRATEGY          RYDEX VT HEALTH CARE           OPPORTUNITY
                                          2009            2008           2009          2008                 2009
                                      ------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $      3,917   $       13,383   $  (18,197)  $    (16,206)  $                11,950
    Capital gains distributions            107,939                -            -        107,127                         -
    Realized capital gain (loss) on
      sales of fund shares                 (57,104)         281,968     (685,575)      (129,631)                  (54,897)
    Change in unrealized
      appreciation/depreciation on
      investments during the year         (245,867)         111,280      728,746       (652,774)                 (210,830)
                                      ------------------------------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations            (191,115)         406,631       24,974       (691,484)                 (253,777)

  From contract owner
    transactions:
    Variable annuity deposits                   28           33,869       23,044         19,392                         -
    Contract owner maintenance
      charges                               (3,658)          (4,766)     (16,301)       (13,586)                   (8,991)
    Terminations and withdrawals           (35,879)         (60,611)    (135,739)       (58,869)                  (17,032)
    Transfers between
      subaccounts, net                    (308,086)      (1,831,849)    (465,215)     2,954,741                 4,707,200
                                      ------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                          (347,595)      (1,863,357)    (594,211)     2,901,678                 4,681,177
                                      ------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets                                  (538,710)      (1,456,726)    (569,237)     2,210,194                 4,427,400
Net assets at beginning of year            713,948        2,170,674    2,430,054        219,860                         -
                                      ------------------------------------------------------------------------------------
Net assets at end of year             $    175,238   $      713,948   $1,860,817   $  2,430,054   $             4,427,400
                                      ====================================================================================

See accompanying notes.

                                Variable Annuity Account A -
                              AdvisorDesigns Variable Annuity

                      Statements of Changes in Net Assets (continued)

                           Years Ended December 31, 2009 and 2008

                                                                  RYDEX VT INVERSE DOW 2X
                                       RYDEX VT     INTERNET             STRATEGY
                                         2009         2008         2009            2008
                                      ------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $  (17,594)  $    (928)  $     (6,715)  $       3,128
    Capital gains distributions                -           -              -         335,982
    Realized capital gain (loss) on
      sales of fund shares               376,857     (24,487)      (559,799)        (20,763)
    Change in unrealized
      appreciation/depreciation on
      investments during the year        188,206     (29,340)       966,591        (966,561)
                                      ------------------------------------------------------
  Net increase (decrease) in
    net assets from operations           547,469     (54,755)       400,077        (648,214)

  From contract owner
    transactions:
    Variable annuity deposits             72,416         960            874               -
    Contract owner maintenance
     charges                             (17,076)       (621)        (3,847)         (3,263)
    Terminations and withdrawals         (61,353)     (5,215)       (71,362)         (7,982)
    Transfers between
      subaccounts, net                 1,981,743      82,802     (2,117,278)      2,452,497
                                      ------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                       1,975,730      77,926     (2,191,613)      2,441,252
                                      ------------------------------------------------------
Net increase (decrease) in net
assets                                 2,523,199      23,171     (1,791,536)      1,793,038
Net assets at beginning of year           60,572      37,401      1,793,038               -
                                      ------------------------------------------------------
Net assets at end of year             $2,583,771   $  60,572   $      1,502   $   1,793,038
                                      ======================================================


                                         RYDEX VT INVERSE GOVERNMENT        RYDEX VT INVERSE MID-CAP
                                             LONG BOND STRATEGY                     STRATEGY
                                           2009             2008              2009            2008
                                      -----------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $        (934)  $         (4,042)  $        (183)  $     (18,152)
    Capital gains distributions                   -                  -               -               -
    Realized capital gain (loss) on
      sales of fund shares                  (12,351)           (23,480)         (2,214)          4,581
    Change in unrealized
      appreciation/depreciation on
      investments during the year            31,697             36,555          (4,590)         94,127
                                      -----------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations               18,412              9,033          (6,987)         80,556

  From contract owner
    transactions:
    Variable annuity deposits                     -             12,983               -          25,860
    Contract owner maintenance
     charges                                   (211)            (2,565)           (100)        (13,969)
    Terminations and withdrawals               (211)           (23,294)           (663)       (107,273)
    Transfers between
      subaccounts, net                      (96,518)          (792,059)         14,788      (1,308,573)
                                      -----------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                            (96,940)          (804,935)         14,025      (1,403,955)
                                      -----------------------------------------------------------------
Net increase (decrease) in net
assets                                      (78,528)          (795,902)          7,038      (1,323,399)
Net assets at beginning of year             107,272            903,174           7,433       1,330,832
                                      -----------------------------------------------------------------
Net assets at end of year             $      28,744   $        107,272   $      14,471   $       7,433
                                      =================================================================

See accompanying notes.

                                        Variable Annuity Account A -
                                      AdvisorDesigns Variable Annuity

                              Statements of Changes in Net Assets (continued)

                                   Years Ended December 31, 2009 and 2008

                                           RYDEX VT INVERSE NASDAQ-100       RYDEX VT INVERSE RUSSELL 2000
                                                   STRATEGY                          STRATEGY
                                            2009             2008             2009               2008
                                      ----------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $        (5,237)  $      (19,036)  $         (567)  $         (13,742)
    Capital gains distributions                     -                -                -                   -
    Realized capital gain (loss) on
      sales of fund shares                   (529,003)         161,459          (33,469)             96,917
    Change in unrealized
      appreciation/depreciation on
      investments during the year                (592)         154,063              (89)             24,118
                                      ----------------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations               (534,832)         296,486          (34,125)            107,293

  From contract owner
    transactions:
    Variable annuity deposits                   4,165           30,650                -              26,071
    Contract owner maintenance
      charges                                  (5,187)         (13,592)             (67)             (9,954)
    Terminations and withdrawals              (13,023)         (93,495)          (1,582)            (36,220)
    Transfers between
      subaccounts, net                        558,063       (2,853,474)         173,609          (1,582,023)
                                      ----------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                              544,018       (2,929,911)         171,960          (1,602,126)
                                      ----------------------------------------------------------------------
Net increase (decrease) in net
  assets                                        9,186       (2,633,425)         137,835          (1,494,833)
Net assets at beginning of year                10,873        2,644,298                -           1,494,833
                                      ----------------------------------------------------------------------
Net assets at end of year             $        20,059   $       10,873   $      137,835   $               -
                                      ======================================================================


                                         RYDEX VT INVERSE S&P 500
                                                 STRATEGY                RYDEX VT JAPAN 2X STRATEGY
                                          2009            2008             2009             2008
                                      ----------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $    (13,617)  $      (25,432)  $      (6,372)  $        (2,824)
    Capital gains distributions                  -                -               -                 -
    Realized capital gain (loss) on
      sales of fund shares              (1,375,141)         293,355         (62,180)         (171,309)
    Change in unrealized
      appreciation/depreciation on
      investments during the year          743,518         (545,582)         10,704            74,239
                                      ----------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations            (645,240)        (277,659)        (57,848)          (99,894)

  From contract owner
    transactions:
    Variable annuity deposits                4,592           57,335               -             1,966
    Contract owner maintenance
      charges                              (16,148)         (22,103)         (5,675)           (4,549)
    Terminations and withdrawals          (140,825)        (165,604)        (31,325)          (23,893)
    Transfers between
      subaccounts, net                  (3,077,278)       1,777,146      (1,324,851)        1,220,086
                                      ----------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                        (3,229,659)       1,646,774      (1,361,851)        1,193,610
                                      ----------------------------------------------------------------
Net increase (decrease) in net
  assets                                (3,874,899)       1,369,115      (1,419,699)        1,093,716
Net assets at beginning of year          3,920,620        2,551,506       1,617,732           524,016
                                      ----------------------------------------------------------------
Net assets at end of year             $     45,721   $    3,920,620   $     198,033   $     1,617,732
                                      ================================================================

See accompanying notes.

                                  Variable Annuity Account A -
                                 AdvisorDesigns Variable Annuity

                         Statements of Changes in Net Assets (continued)

                             Years Ended December 31, 2009 and 2008

                                         RYDEX VT LEISURE       RYDEX VT MID-CAP 1.5X STRATEGY
                                         2009       2008          2009               2008
                                      -----------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $    (481)  $   (857)  $       (1,594)  $           (5,919)
    Capital gains distributions               -     27,487                -                    -
    Realized capital gain (loss) on
      sales of fund shares              (24,112)   (14,349)         (42,869)            (468,172)
    Change in unrealized
      appreciation/depreciation on
      investments during the year        36,724    (54,962)          79,630               23,269
                                      -----------------------------------------------------------
  Net increase (decrease) in
    net assets from operations           12,131    (42,681)          35,167             (450,822)

  From contract owner
    transactions:
    Variable annuity deposits                 -          -           14,993                3,288
    Contract owner maintenance
      charges                              (332)      (612)          (1,535)              (5,631)
    Terminations and withdrawals           (520)       (42)          (9,127)             (23,137)
    Transfers between
      subaccounts, net                   (9,894)    (5,306)          (6,347)              93,175
                                      -----------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                        (10,746)    (5,960)          (2,016)              67,695
                                      -----------------------------------------------------------
Net increase (decrease) in net
  assets                                  1,385    (48,641)          33,151             (383,127)
Net assets at beginning of year          42,111     90,752          151,080              534,207
                                      -----------------------------------------------------------
Net assets at end of year             $  43,496   $ 42,111   $      184,231   $          151,080
                                      ===========================================================


                                          RYDEX VT MULTI-HEDGE
                                              STRATEGIES               RYDEX VT NOVA
                                          2009          2008         2009         2008
                                      ----------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $    (3,476)  $     (1,056)  $ (2,245)  $   (17,077)
    Capital gains distributions                 -              -          -             -
    Realized capital gain (loss) on
      sales of fund shares               (103,045)        (1,989)   113,645      (994,301)
    Change in unrealized
      appreciation/depreciation on
      investments during the year          44,518        (61,442)   110,241        14,019
                                      ----------------------------------------------------
  Net increase (decrease) in
    net assets from operations            (62,003)       (64,487)   221,641      (997,359)

  From contract owner
    transactions:
    Variable annuity deposits              47,367          2,266     42,155        25,348
    Contract owner maintenance
      charges                              (3,906)        (3,277)    (8,387)      (24,772)
    Terminations and withdrawals           (4,584)        (6,017)   (36,385)     (137,351)
    Transfers between
      subaccounts, net                   (281,885)       391,471     77,165      (110,619)
                                      ----------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                         (243,008)       384,443     74,548      (247,394)
                                      ----------------------------------------------------
Net increase (decrease) in net
  assets                                 (305,011)       319,956    296,189    (1,244,753)
Net assets at beginning of year           376,872         56,916    547,235     1,791,988
                                      ----------------------------------------------------
Net assets at end of year             $    71,861   $    376,872   $843,424   $   547,235
                                      ====================================================

See accompanying notes.

                                Variable Annuity Account A -
                               AdvisorDesigns Variable Annuity

                       Statements of Changes in Net Assets (continued)

                           Years Ended December 31, 2009 and 2008

                                                                    RYDEX VT NASDAQ-100 2X
                                         RYDEX VT NASDAQ-100               STRATEGY
                                         2009          2008           2009           2008
                                      -------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $   (5,778)  $   (13,797)  $      (3,186)  $    (2,916)
    Capital gains distributions                -             -               -             -
    Realized capital gain (loss) on
      sales of fund shares               157,784      (595,726)        170,497      (299,052)
    Change in unrealized
      appreciation/depreciation on
      investments during the year         67,723       (81,331)         20,133         8,052
                                      -------------------------------------------------------
  Net increase (decrease) in
    net assets from operations           219,729      (690,854)        187,444      (293,916)

  From contract owner
    transactions:
    Variable annuity deposits             12,899        16,600           6,004             -
    Contract owner maintenance
      charges                             (4,668)      (10,688)         (1,921)       (1,534)
    Terminations and withdrawals         (22,215)      (71,994)        (19,166)      (24,568)
    Transfers between
      subaccounts, net                   795,684    (2,027,654)         14,425       225,595
                                      -------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                         781,700    (2,093,736)           (658)      199,493
                                      -------------------------------------------------------
Net increase (decrease) in net
  assets                               1,001,429    (2,784,590)        186,786       (94,423)
Net assets at beginning of year          147,066     2,931,656          99,088       193,511
                                      -------------------------------------------------------
Net assets at end of year             $1,148,495   $   147,066   $     285,874   $    99,088
                                      =======================================================


                                        RYDEX VT PRECIOUS METALS        RYDEX VT REAL ESTATE
                                         2009            2008            2009          2008
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $  (30,767)  $        (23,472)  $   43,279   $     (6,109)
    Capital gains distributions                -                  -            -         16,941
    Realized capital gain (loss) on
      sales of fund shares               512,428           (326,096)     (80,588)      (164,836)
    Change in unrealized
      appreciation/depreciation on
      investments during the year        (32,403)               192      122,025          2,594
                                      ----------------------------------------------------------
  Net increase (decrease) in
    net assets from operations           449,258           (349,376)      84,716       (151,410)

  From contract owner
    transactions:
    Variable annuity deposits             67,131             65,395        9,954         15,700
    Contract owner maintenance
      charges                            (28,230)           (21,083)      (9,336)        (6,960)
    Terminations and withdrawals        (125,318)          (165,459)     (38,734)       (36,733)
    Transfers between
      subaccounts, net                 2,875,449         (1,560,583)   2,399,174         53,609
                                      ----------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                       2,789,032         (1,681,730)   2,361,058         25,616
                                      ----------------------------------------------------------
Net increase (decrease) in net
  assets                               3,238,290         (2,031,106)   2,445,774       (125,794)
Net assets at beginning of year          988,722          3,019,828      176,658        302,452
                                      ----------------------------------------------------------
Net assets at end of year             $4,227,012   $        988,722   $2,622,432   $    176,658
                                      ==========================================================

See accompanying notes.

                                  Variable Annuity Account A -
                                AdvisorDesigns Variable Annuity

                        Statements of Changes in Net Assets (continued)

                             Years Ended December 31, 2009 and 2008

                                                                    RYDEX VT RUSSELL 2000 1.5X
                                         RYDEX VT RETAILING                STRATEGY
                                         2009         2008           2009             2008
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $  (16,745)  $   (1,104)  $      (1,993)  $        (3,309)
    Capital gains distributions                -           82               -                 -
    Realized capital gain (loss) on
      sales of fund shares               278,287      (70,981)       (108,282)         (864,886)
    Change in unrealized
      appreciation/depreciation on
      investments during the year         46,005       26,786         (23,750)           50,377
                                      ----------------------------------------------------------
  Net increase (decrease) in
    net assets from operations           307,547      (45,217)       (134,025)         (817,818)

  From contract owner
    transactions:
    Variable annuity deposits             67,380          150          15,066                 -
    Contract owner maintenance
      charges                            (14,994)      (1,270)         (1,778)           (3,701)
    Terminations and withdrawals         (59,488)      (3,885)         (9,236)          (21,554)
    Transfers between
      subaccounts, net                 1,371,399      707,269        (540,247)        1,414,967
                                      ----------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
  transactions                         1,364,297      702,264        (536,195)        1,389,712
                                      ----------------------------------------------------------
Net increase (decrease) in net
  assets                               1,671,844      657,047        (670,220)          571,894
Net assets at beginning of year          714,281       57,234         814,495           242,601
                                      ----------------------------------------------------------
Net assets at end of year             $2,386,125   $  714,281   $     144,275   $       814,495
                                      ==========================================================


                                        RYDEX VT RUSSELL 2000 2X        RYDEX VT S&P 500 2X
                                                STRATEGY                     STRATEGY
                                          2009            2008           2009         2008
                                      --------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $       (222)  $          560   $    (481)  $    (5,425)
    Capital gains distributions                  -                -           -             -
    Realized capital gain (loss) on
      sales of fund shares                 (75,346)         (44,085)      1,177    (3,318,307)
    Change in unrealized
      appreciation/depreciation on
      investments during the year           31,564          (29,620)     19,077         5,495
                                      --------------------------------------------------------
  Net increase (decrease) in
    net assets from operations             (44,004)         (73,145)     19,773    (3,318,237)

  From contract owner
    transactions:
    Variable annuity deposits                    -              547           -             6
    Contract owner maintenance
      charges                                 (152)            (292)       (731)       (5,656)
    Terminations and withdrawals            (1,495)          (3,403)       (831)      (53,925)
    Transfers between
      subaccounts, net                       8,909          109,270       1,869     3,333,819
                                      --------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
  transactions                               7,262          106,122         307     3,274,244
                                      --------------------------------------------------------
Net increase (decrease) in net
  assets                                   (36,742)          32,977      20,080       (43,993)
Net assets at beginning of year             42,266            9,289      51,413        95,406
                                      --------------------------------------------------------
Net assets at end of year             $      5,524   $       42,266   $  71,493   $    51,413
                                      ========================================================

See accompanying notes.

                               Variable Annuity Account A -
                             AdvisorDesigns Variable Annuity

                     Statements of Changes in Net Assets (continued)

                          Years Ended December 31, 2009 and 2008


                                           RYDEX VT S&P 500            RYDEX VT S&P 500
                                              PURE GROWTH                 PURE VALUE
                                          2009          2008          2009         2008
                                      ----------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $     (7,194)  $   (4,116)  $    (2,623)  $  (4,010)
    Capital gains distributions                  -            -             -      69,028
    Realized capital gain (loss) on
      sales of fund shares                 151,490     (133,077)     (117,686)   (346,221)
    Change in unrealized
      appreciation/depreciation on
      investments during the year           44,439       14,055       272,573     (52,393)
                                      ----------------------------------------------------
  Net increase (decrease) in
    net assets from operations             188,735     (123,138)      152,264    (333,596)

  From contract owner
    transactions:
    Variable annuity deposits                3,045            -        50,618         813
    Contract owner maintenance
      charges                               (7,719)      (2,739)       (7,839)     (6,447)
    Terminations and withdrawals           (21,598)     (11,842)     (102,432)    (60,051)
    Transfers between
      subaccounts, net                     (12,505)    (785,964)      (65,754)    (42,508)
                                      ----------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                           (38,777)    (800,545)     (125,407)   (108,193)
                                      ----------------------------------------------------
Net increase (decrease) in net
  assets                                   149,958     (923,683)       26,857    (441,789)
Net assets at beginning of year            253,048    1,176,731       322,871     764,660
                                      ----------------------------------------------------
Net assets at end of year             $    403,006   $  253,048   $   349,728   $ 322,871
                                      ====================================================


                                          RYDEX VT S&P MIDCAP 400       RYDEX VT S&P MIDCAP 400
                                               PURE GROWTH                   PURE VALUE
                                           2009           2008           2009           2008
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $      (6,194)  $    (5,151)  $      11,480   $    (3,125)
    Capital gains distributions                   -             -               -        26,467
    Realized capital gain (loss) on
      sales of fund shares                   44,702      (202,232)        268,568      (101,962)
    Change in unrealized
      appreciation/depreciation on
      investments during the year            81,267        25,521          87,946       (45,456)
                                      ----------------------------------------------------------
  Net increase (decrease) in
    net assets from operations              119,775      (181,862)        367,994      (124,076)

  From contract owner
    transactions:
    Variable annuity deposits                16,517           427          59,244            25
    Contract owner maintenance
      charges                                (5,422)       (3,359)        (10,641)       (2,302)
    Terminations and withdrawals            (10,303)       (5,549)        (34,219)       (5,535)
    Transfers between
      subaccounts, net                       42,510      (704,723)        649,574       (39,417)
                                      ----------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                             43,302      (713,204)        663,958       (47,229)
                                      ----------------------------------------------------------
Net increase (decrease) in net
  assets                                    163,077      (895,066)      1,031,952      (171,305)
Net assets at beginning of year             194,984     1,090,050          90,062       261,367
                                      ----------------------------------------------------------
Net assets at end of year             $     358,061   $   194,984   $   1,122,014   $    90,062
                                      ==========================================================

See accompanying notes.

                                    Variable Annuity Account A -
                                  AdvisorDesigns Variable Annuity

                          Statements of Changes in Net Assets (continued)

                               Years Ended December 31, 2009 and 2008


                                         RYDEX VT S&P SMALLCAP 600       RYDEX VT S&P SMALLCAP 600
                                                PURE GROWTH                     PURE VALUE
                                           2009            2008            2009            2008
                                      --------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $      (8,533)  $      (4,692)  $     (10,515)  $      (3,834)
    Capital gains distributions                   -               -               -               -
    Realized capital gain (loss) on
      sales of fund shares                  209,312        (176,346)        742,138        (826,435)
    Change in unrealized
      appreciation/depreciation on
      investments during the year            53,391          (1,149)         52,625          31,701
                                      --------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations              254,170        (182,187)        784,248        (798,568)

  From contract owner
    transactions:
    Variable annuity deposits                21,064             306          52,237             237
    Contract owner maintenance
      charges                                (7,432)         (3,678)        (12,286)         (6,527)
    Terminations and withdrawals            (15,121)         (9,478)        (56,138)        (24,570)
    Transfers between
      subaccounts, net                     (157,810)         53,572        (564,767)        748,643
                                      --------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                           (159,299)         40,722        (580,954)        717,783
                                      --------------------------------------------------------------
Net increase (decrease) in net
  assets                                     94,871        (141,465)        203,294         (80,785)
Net assets at beginning of year             130,258         271,723          45,182         125,967
                                      --------------------------------------------------------------
Net assets at end of year             $     225,129   $     130,258   $     248,476   $      45,182
                                      ==============================================================


                                         RYDEX VT STRENGTHENING DOLLAR
                                                 2X STRATEGY                  RYDEX VT TECHNOLOGY
                                            2009              2008            2009          2008
                                      --------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $           (22)  $         (2,071)  $  (25,298)  $    (4,777)
    Capital gains distributions                 3,400                  -            -        26,649
    Realized capital gain (loss) on
      sales of fund shares                     (2,168)           (33,677)     525,038      (225,670)
    Change in unrealized
      appreciation/depreciation on
      investments during the year              (3,147)                 3      500,069      (123,827)
                                      --------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations                 (1,937)           (35,745)     999,809      (327,625)

  From contract owner
    transactions:
    Variable annuity deposits                       -              1,953       10,406         2,531
    Contract owner maintenance
      charges                                     (12)            (2,305)     (23,656)       (4,054)
    Terminations and withdrawals                    -            (20,232)    (123,452)      (18,063)
    Transfers between
      subaccounts, net                          7,835             56,026    3,398,572       101,000
                                      --------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                                7,823             35,442    3,261,870        81,414
                                      --------------------------------------------------------------
Net increase (decrease) in net
  assets                                        5,886               (303)   4,261,679      (246,211)
Net assets at beginning of year                     -                303      142,595       388,806
                                      --------------------------------------------------------------
Net assets at end of year             $         5,886   $              -   $4,404,274   $   142,595
                                      ==============================================================

See accompanying notes.

                                    Variable Annuity Account A -
                                   AdvisorDesigns Variable Annuity

                           Statements of Changes in Net Assets (continued)

                               Years Ended December 31, 2009 and 2008


                                         RYDEX VT TELECOMMUNICATIONS       RYDEX VT TRANSPORTATION
                                           2009             2008            2009           2008
                                      ---------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $     (14,037)  $          2,266   $    (228)  $        (7,074)
    Capital gains distributions                   -            751,673           -            14,360
    Realized capital gain (loss) on
      sales of fund shares                 (182,373)          (136,358)    (43,971)         (670,222)
    Change in unrealized
      appreciation/depreciation on
      investments during the year           615,763           (613,495)     28,605           (10,498)
                                      ---------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations              419,353              4,086     (15,594)         (673,434)

  From contract owner
    transactions:
    Variable annuity deposits                 8,998              2,162     105,203             2,248
    Contract owner maintenance
      charges                               (12,490)            (4,837)       (306)           (5,910)
    Terminations and withdrawals           (132,102)           (18,315)     (1,251)          (32,778)
    Transfers between
      subaccounts, net                   (2,480,698)         2,180,943    (143,645)          813,918
                                      ---------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                         (2,616,292)         2,159,953     (39,999)          777,478
                                      ---------------------------------------------------------------
Net increase (decrease) in net
  assets                                 (2,196,939)         2,164,039     (55,593)          104,044
Net assets at beginning of year           2,257,520             93,481     150,702            46,658
                                      ---------------------------------------------------------------
Net assets at end of year             $      60,581   $      2,257,520   $  95,109   $       150,702
                                      ===============================================================


                                          RYDEX VT U.S. GOVERNMENT
                                               MONEY MARKET              RYDEX VT UTILITIES
                                           2009            2008          2009          2008
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $    (271,746)  $      (68,930)  $ 17,312   $     (10,369)
    Capital gains distributions               3,407                -          -           3,797
    Realized capital gain (loss) on
      sales of fund shares                        -                -      6,041        (702,749)
    Change in unrealized
      appreciation/depreciation on
      investments during the year                 -                -     14,622         290,582
                                      ----------------------------------------------------------
  Net increase (decrease) in
    net assets from operations             (268,339)         (68,930)    37,975        (418,739)

  From contract owner
    transactions:
    Variable annuity deposits             3,956,146        7,667,687         81           2,598
    Contract owner maintenance
      charges                              (263,780)        (353,797)    (2,408)         (7,450)
    Terminations and withdrawals         (2,697,036)      (3,145,982)    (3,485)        (51,878)
    Transfers between
      subaccounts, net                   (5,934,696)       7,488,079      9,606      (2,110,789)
                                      ----------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                         (4,939,366)      11,655,987      3,794      (2,167,519)
                                      ----------------------------------------------------------
Net increase (decrease) in net
  assets                                 (5,207,705)      11,587,057     41,769      (2,586,258)
Net assets at beginning of year          21,581,729        9,994,672    298,234       2,884,492
                                      ----------------------------------------------------------
Net assets at end of year             $  16,374,024   $   21,581,729   $340,003   $     298,234
                                      ==========================================================

See accompanying notes.

                                            Variable Annuity Account A -
                                           AdvisorDesigns Variable Annuity

                                   Statements of Changes in Net Assets (continued)

                                       Years Ended December 31, 2009 and 2008

                                         RYDEX VT WEAKENING      SBL ALL CAP                              SBL LARGE
                                         DOLLAR 2X STRATEGY         VALUE             SBL GLOBAL          CAP VALUE
                                         2009         2008          2009           2009         2008         2009
                                      -------------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $     (409)  $   (1,063)  $        (98)  $    (5,764)  $   (8,711)  $      (25)
    Capital gains distributions                -            -              -             -            -            -
    Realized capital gain (loss) on
      sales of fund shares                (2,648)     (15,279)         1,459       (36,140)     (23,485)         816
    Change in unrealized
      appreciation/depreciation on
      investments during the year          3,222        6,938          1,049       132,960     (341,714)          34
                                      -------------------------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations               165       (9,404)         2,410        91,056     (373,910)         825

  From contract owner
    transactions:
    Variable annuity deposits                  -           29              -           264        2,159            3
    Contract owner maintenance
      charges                               (330)        (675)           (51)       (7,736)      (8,904)         (23)
    Terminations and withdrawals            (343)      (3,905)          (103)      (89,358)     (87,104)         (24)
    Transfers between
      subaccounts, net                   (49,112)     (12,991)        10,505        57,306     (123,092)       3,108
                                      -------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                         (49,785)     (17,542)        10,351       (39,524)    (216,941)       3,064
                                      -------------------------------------------------------------------------------
Net increase (decrease) in net
  assets                                 (49,620)     (26,946)        12,761        51,532     (590,851)       3,889
Net assets at beginning of year           56,925       83,871              -       508,721    1,099,572            -
                                      -------------------------------------------------------------------------------
Net assets at end of year             $    7,305   $   56,925   $     12,761   $   560,253   $  508,721   $    3,889
                                      ===============================================================================

See accompanying notes.

                                                  Variable Annuity Account A -
                                                AdvisorDesigns Variable Annuity

                                        Statements of Changes in Net Assets (continued)

                                             Years Ended December 31, 2009 and 2008


                                       SBL MID CAP    SBL MID CAP                               TEMPLETON DEVELOPING MARKETS
                                         GROWTH          VALUE         SBL SMALLCAP VALUE               SECURITIES
                                          2009           2009          2009         2008           2009              2008
                                      ------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $       (534)  $       (114)  $   (3,782)  $   (5,525)  $       (9,685)  $          3,221
    Capital gains distributions                  -              -            -            -              779             52,070
    Realized capital gain (loss) on
      sales of fund shares                   4,907          3,260      (26,258)     (25,506)         925,301              3,651
    Change in unrealized
      appreciation/depreciation on
      investments during the year           12,916          1,465      189,014     (186,098)         153,893           (237,401)
                                      ------------------------------------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations              17,289          4,611      158,974     (217,129)       1,070,288           (178,459)

  From contract owner
    transactions:
    Variable annuity deposits                    -              -        1,490        2,672           24,876                  -
    Contract owner maintenance
      charges                                 (173)          (797)      (4,908)      (2,578)         (11,642)            (2,212)
    Terminations and withdrawals              (682)       (27,007)     (99,010)      (6,288)         (48,609)           (12,780)
    Transfers between
      subaccounts, net                      54,229         34,285      (57,358)     (26,134)        (796,112)                 -
                                      ------------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                            53,374          6,481     (159,786)     (32,328)        (831,487)           (14,992)
                                      ------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets                                    70,663         11,092         (812)    (249,457)         238,801           (193,451)
Net assets at beginning of year                  -              -      299,365      548,822          151,715            345,166
                                      ------------------------------------------------------------------------------------------
Net assets at end of year             $     70,663   $     11,092   $  298,553   $  299,365   $      390,516   $        151,715
                                      ==========================================================================================

See accompanying notes.

                                     Variable Annuity Account A -
                                    AdvisorDesigns Variable Annuity

                            Statements of Changes in Net Assets (continued)

                                Years Ended December 31, 2009 and 2008

                                                                             WELLS FARGO ADVANTAGE VT
                                         TEMPLETON FOREIGN SECURITIES             OPPORTUNITY
                                           2009              2008             2009            2008
                                      -----------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $        5,157   $          2,899   $     (2,672)  $       2,537
    Capital gains distributions               11,938             30,956              -          97,217
    Realized capital gain (loss) on
      sales of fund shares                    (9,854)             1,250       (165,532)        (55,432)
    Change in unrealized
      appreciation/depreciation on
      investments during the year             90,322           (197,169)       226,584        (233,361)
                                      -----------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations                97,563           (162,064)        58,380        (189,039)

  From contract owner
    transactions:
    Variable annuity deposits                      -                  -              -               -
    Contract owner maintenance
      charges                                 (2,974)            (2,225)        (2,819)         (2,819)
    Terminations and withdrawals             (28,993)                (2)       (82,134)        (27,410)
    Transfers between
      subaccounts, net                        52,047             40,000        (13,745)         (6,650)
                                      -----------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                              20,080             37,773        (98,698)        (36,879)
                                      -----------------------------------------------------------------
Net increase (decrease) in net
  assets                                     117,643           (124,291)       (40,318)       (225,918)
Net assets at beginning of year              268,539            392,830        238,704         464,622
                                      -----------------------------------------------------------------
Net assets at end of year             $      386,182   $        268,539   $    198,386   $     238,704
                                      =================================================================

See accompanying notes.

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                         Notes to Financial Statements

                               December 31, 2009

1.  ORGANIZATION  AND  SIGNIFICANT  ACCOUNTING  POLICIES

ORGANIZATION

Variable Annuity Account A - AdvisorDesigns Variable Annuity (the Account) is a deferred variable annuity account offered by First Security Benefit Life
Insurance and Annuity Company of New York (FSBL). Purchase payments are allocated to one or more of the subaccounts that comprise Variable Annuity Account A, a separate account of FSBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

SUBACCOUNT                                                                MUTUAL FUND
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                      AIM V.I. Capital Appreciation Fund Series I
AIM V.I. International Growth                      AIM V.I. International Growth Fund Series II
AIM V.I. Mid Cap Core Equity                       AIM V.I. Mid Cap Core Equity Fund Series II
Direxion Dynamic VP HY Bond                        Direxion Dynamic VP HY Bond Fund
Dreyfus VIF International Value                    Dreyfus VIF International Value Portfolio Service Class
Federated Fund for U.S. Government Securities II   Federated Fund for U.S. Government Securities II
Federated High Income Bond II                      Federated High Income Bond  Fund II Service Shares
Fidelity VIP Contrafund                            Fidelity VIP Contrafund - Service Class 2
Fidelity VIP Growth Opportunities                  Fidelity VIP Growth Opportunities - Service Class 2
Fidelity VIP Index 500                             Fidelity VIP Index 500 - Service Class 2
Fidelity VIP Investment-Grade Bond                 Fidelity VIP Investment Grade Bond - Service Class 2
Franklin Small-Mid Cap Growth Securities           Franklin Small-Mid Cap Growth Securities Fund - Class 2
Neuberger Berman AMT Guardian                      Neuberger Berman AMT Guardian - Class I
Neuberger Berman AMT Partners                      Neuberger Berman AMT Partners - Class I
Oppenheimer Main Street Small Cap Fund/VA          Oppenheimer Main Street Small Cap Fund/VA - Service Class
PIMCO VIT Low Duration                             PIMCO VIT Low Duration Portfolio - Administrative Class
PIMCO VIT Real Return                              PIMCO VIT Real Return Portfolio - Administrative Class
PIMCO VIT Total Return                             PIMCO VIT Total Return Portfolio - Administrative Class
RVT CLS AdvisorOne Amerigo                         RVT CLS AdvisorOne Amerigo Fund
RVT CLS AdvisorOne Berolina                        RVT CLS AdvisorOne Berolina Fund
RVT CLS AdvisorOne Clermont                        RVT CLS AdvisorOne Clermont Fund
Rydex VT All-Asset Aggressive Strategy (4)         Rydex VT All-Asset Aggressive Strategy
Rydex VT All-Asset Conservative Strategy (4)       Rydex VT All-Asset Conservative Strategy


1.  ORGANIZATION  AND  SIGNIFICANT  ACCOUNTING  POLICIES  (CONTINUED)

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

SUBACCOUNT                                                        MUTUAL FUND
------------------------------------------------------------------------------------------------------------------
Rydex VT All-Asset Moderate Strategy (4)         Rydex VT All-Asset Moderate Strategy
Rydex VT All-Cap Opportunity (3)                 Rydex VT All-Cap Opportunity
Rydex VT Banking                                 Rydex VT Banking Fund
Rydex VT Basic Materials                         Rydex VT Basic Materials Fund
Rydex VT Biotechnology                           Rydex VT Biotechnology Fund
Rydex VT Commodities Strategy                    Rydex VT Commodities Strategy Fund
Rydex VT Consumer Products                       Rydex VT Consumer Products Fund
Rydex VT Dow 2x Strategy                         Rydex VT Dow 2x Strategy
Rydex VT Electronics                             Rydex VT Electronics Fund
Rydex VT Energy                                  Rydex VT Energy Fund
Rydex VT Energy Services                         Rydex VT Energy Services Fund
Rydex VT Europe 1.25x Strategy                   Rydex VT Europe 1.25x Strategy
Rydex VT Financial Services                      Rydex VT Financial Services Fund
Rydex VT Government Long Bond 1.2x Strategy      Rydex VT Government Long Bond 1.2x Strategy
Rydex VT Health Care                             Rydex VT Health Care Fund
Rydex VT International Opportunity (1)(3)        Rydex VT International Opportunity
Rydex VT Internet                                Rydex VT Internet Fund
Rydex VT Inverse Dow 2x Strategy                 Rydex VT Inverse Dow 2x Strategy
Rydex VT Inverse Government Long Bond Strategy   Rydex VT Inverse Government Long Bond Strategy
Rydex VT Inverse Mid-Cap Strategy                Rydex VT Inverse Mid-Cap Strategy
Rydex VT Inverse NASDAQ-100 Strategy             Rydex VT Inverse NASDAQ-100 Strategy
Rydex VT Inverse Russell 2000 Strategy           Rydex VT Inverse Russell 2000 Strategy
Rydex VT Inverse S&P 500 Strategy                Rydex VT Inverse S&P 500 Strategy
Rydex VT Japan 2x Strategy (3)                   Rydex VT Japan 2x Strategy
Rydex VT Leisure                                 Rydex VT Leisure Fund
Rydex VT Mid-Cap 1.5x Strategy                   Rydex VT Mid-Cap 1.5x Strategy
Rydex VT Multi-Cap Core Equity (2)               Rydex VT Multi-Cap Core Equity
Rydex VT Multi-Hedge Strategies (3)              Rydex VT Multi-Hedge Strategies
Rydex VT Nova                                    Rydex VT Nova Fund
Rydex VT NASDAQ-100                              Rydex VT NASDAQ-100 Strategy
Rydex VT NASDAQ-100 2x Strategy                  Rydex VT NASDAQ-100 2x Strategy
Rydex VT Precious Metals                         Rydex VT Precious Metals Fund
Rydex VT Real Estate                             Rydex VT Real Estate Fund
Rydex VT Retailing                               Rydex VT Retailing Fund
Rydex VT Russell 2000 1.5x Strategy              Rydex VT Russell 2000 1.5x Strategy
Rydex VT Russell 2000 2x Strategy                Rydex VT Russell 2000 2x Strategy
Rydex VT S&P 500 2x Strategy                     Rydex VT S&P 500 2x Strategy
Rydex VT S&P 500 Pure Growth (3)                 Rydex VT S&P 500 Pure Growth
Rydex VT S&P 500 Pure Value (3)                  Rydex VT S&P 500 Pure Value

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

1.  ORGANIZATION  AND  SIGNIFICANT  ACCOUNTING  POLICIES  (CONTINUED)

SUBACCOUNT                                                        MUTUAL FUND
------------------------------------------------------------------------------------------------------------------
Rydex VT S&P MidCap 400 Pure Growth (3)     Rydex VT S&P MidCap 400 Pure Growth
Rydex VT S&P MidCap 400 Pure Value (3)      Rydex VT S&P MidCap 400 Pure Value
Rydex VT S&P SmallCap 600 Pure Growth (3)   Rydex VT S&P SmallCap 600 Pure Growth
Rydex VT S&P SmallCap 600 Pure Value (3)    Rydex VT S&P SmallCap 600 Pure Value
Rydex VT Strengthening Dollar 2x Strategy   Rydex VT Strengthening Dollar 2x Strategy
Rydex VT Technology                         Rydex VT Technology Fund
Rydex VT Telecommunications                 Rydex VT Telecommunications Fund
Rydex VT Transportation                     Rydex VT Transportation Fund
Rydex VT U.S. Government Money Market       Rydex VT U.S. Government Money Market Fund
Rydex VT Utilities                          Rydex VT Utilities Fund
Rydex VT Weakening Dollar 2x Strategy       Rydex VT Weakening Dollar 2x Strategy
SBL All Cap Value (1)                       SBL  Series O (SBL All Cap Value)
SBL Global                                  SBL  Series D (SBL Global)
SBL Large Cap Value (1)                     SBL  Series B (SBL Large Cap Value)
SBL Mid Cap Growth (1)                      SBL  Series J (SBL Mid Cap Growth)
SBL Mid Cap Value (1)                       SBL  Series V (SBL Mid Cap Value)
SBL Small Cap Value                         SBL  Series Q (SBL Small Cap Value)
Templeton Developing Markets Securities     Templeton Developing Markets Securities Fund - Class 2
Templeton Foreign Securities                Templeton Foreign Securities Fund - Class 2
Van Kampen LIT Government                   Van Kampen LIT Government Portfolio - Class II
Wells Fargo Advantage VT Opportunity        Wells Fargo Advantage Small Cap Value Fund - Class A

(1) These subaccounts were available for investment in 2008; however, there was no activity until 2009.
(2) This subaccount was available for investment in 2009 and 2008; however, there was no activity.
(3) Prior to May 1, 2009, these subaccounts were Rydex VT Mid Cap Growth, Rydex VT Mid Cap Value, Rydex VT Small Cap Growth, Rydex VT Small Cap Value, Rydex VT Sector Rotation, Rydex VT International Rotation, Rydex V T Japan 1.25x Strategy, Rydex VT Absolute Return Strategies, Rydex VT Large Cap Growth, Rydex VT Large Cap Value, respectively.
(4) Prior to July 1, 2009, these subaccounts were Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, and Rydex VT Essential Portfolio Conservative, respectively.


During 2009, pursuant to the plan of reorganization approved by the Rydex VT Hedged Equity shareholders, the Rydex VT Multi-Hedge Strategies acquired all of the net assets of the Rydex VT Hedged Equity, which totaled $720,874 on the closing date of the reorganization, May 29, 2009. A total of 40,399 shares were exchanged from the Rydex VT Hedged Equity. In exchange for the assets of the Rydex VT Hedged Equity, 36,185 shares of Rydex VT Multi-Hedge Strategies were issued to shareholders of record immediately after the closing date.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1.  ORGANIZATION  AND  SIGNIFICANT  ACCOUNTING  POLICIES  (CONTINUED)

AIM Funds Management Inc. has engaged various subadvisors to provide subadvisory services to AIM V.I. Capital Appreciation Fund, AIM V.I. International Growth Fund, and AIM V.I. Mid Cap Core Equity Fund. Rafferty Asset Management, LLC serves as the investment advisor for the Direxion Dynamic VP HY Bond Fund. The Dreyfus Corporation serves as investment advisor for the Dreyfus VIF International Value Portfolio. Federated Investment Management Company serves as investment advisor for the Federated Fund for U.S. Government Securities II and Federated High Income Bond Fund II. Fidelity Management & Research Company
(FMR) has engaged FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.), Inc., Fidelity Management & Research (Far East), Inc., and Fidelity Investments Japan Limited to provide subadvisory services to Fidelity VIP Contrafund and Fidelity VIP Growth Opportunities. FMR has engaged FMRC and Geode to provide subadvisory services to Fidelity VIP Index 500. FMR has engaged Fidelity Investments Money Management, Inc. (FIMM) to provide subadvisory services to Fidelity VIP Investment Grade Bond. Franklin Advisers, Inc. serves as investment advisor for Franklin Small-Mid Cap Growth Securities Fund. Neuberger Berman Management, Inc. (NBMI) has engaged Neuberger Berman, LLC, to provide subadvisory services for Neuberger Berman AMT Guardian and Neuberger Berman AMT Partners. OppenheimerFunds, Inc. serves as investment advisor for Oppenheimer Main Street Small Cap Fund/VA. Pacific Investment Management Company LLC serves as investment advisor for PIMCO VIT Low Duration Portfolio, PIMCO VIT Real
Return Portfolio, and PIMCO VIT Total Return Portfolio. Rydex Investments serves as investment advisor for Rydex VT All-Cap Opportunity, Rydex VT Banking Fund, Rydex VT Basic Materials Fund, Rydex VT Biotechnology Fund, Rydex VT Commodities Strategies Fund, Rydex VT Consumer Products Fund, Rydex VT Dow 2x Strategy, Rydex VT Electronics Fund, Rydex VT Energy Fund, Rydex VT Energy Services Fund, Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Europe 1.25x Strategy, Rydex VT Financial Services Fund, Rydex VT Government Long Bond 1.2x Strategy, Rydex VT Health Care Fund, Rydex VT Multi-Hedge Strategies, Rydex VT International Opportunity, Rydex VT Internet Fund, Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Government Long Bond Strategy, Rydex VT Inverse Mid-Cap Strategy, Rydex VT Inverse NASDAQ 100 Strategy, Rydex VT Invesre Russell 2000 Strategy, Rydex VT Inverse S&P 500 Strategy, Rydex VT Japan 2x Strategy, Rydex VT Leisure Fund, Rydex VT Mid-Cap 1.5x Strategy, Rydex VT Multi-Cap Core Equity, Rydex VT Nova Fund, Rydex VT NASDAQ 100 2x Strategy, Rydex VT NASDAQ 100 Strategy, Rydex VT Precious Metals Fund, Rydex VT Real Estate Fund, Rydex VT
Retailing  Fund,  Rydex  VT Russell 2000 1.5x Strategy, Rydex VT Russell 2000 2x
Strategy, Rydex VT S&P 500 2x Strategy, Rydex VT S&P Pure Growth, Rydex VT S&P 500 Pure Value, Rydex VT S&P Mid Cap 400 Pure Growth, Rydex VT S&P Mid Cap 400 Pure Value, Rydex VT Small Cap 600 Pure Growth, Rydex VT Small Cap 600 Pure Value, Rydex VT Strengthening Dollar 2x Strategy, Rydex VT

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

Technology

1.  ORGANIZATION  AND  SIGNIFICANT  ACCOUNTING  POLICIES  (CONTINUED)

Fund, Rydex VT Telecommunications Fund, Rydex VT Transportation Fund, Rydex VT U.S. Government Money Market Fund, Rydex VT Utilities Fund, and Rydex VT Weakening Dollar 2x Strategy. Rydex Investments has engaged CLS Investment Firm, LLC to provide subadvisory service to RVT CLS AdvisorOne Amerigo Fund, RVT CLS AdvisorOne Berolina, and RVT CLS AdvisorOne Clermont Fund. Under terms of the investment advisory contracts, portfolio investments of the underlying mutual funds are managed by Security Investors, LLC (SI), a limited liability company controlled by its members and Security Benefit Corporation. SI serves as investment advisor for SBL All Cap Value, SBL Large Cap Value, SBL Mid Cap Growth, SBL Mid Cap Value, and SBL Small Cap Value. SI has engaged Security Global Investors to provide subadvisory services to SBL Global. Templeton Asset Management Ltd. serves as investment advisor for the Templeton Developing Markets Securities Fund. Templeton Investment Counsel, LLC has engaged Franklin Templeton Investment Management Limited to provide subadvisory services to Templeton Foreign Securities Fund. Van Kampen Asset Management serves as investment advisor for Van Kampen LIT Government Portfolio. Wells Fargo Funds Management, LLC has engaged Wells Capital Management Incorporated to provide subadvisory services to Wells Fargo Advantage Opportunity VT Fund.

INVESTMENT  VALUATION

Investments in mutual fund shares are carried in the Statements of Net Assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2009 were as follows:

                                                    COST OF     PROCEEDS
SUBACCOUNT                                         PURCHASES   FROM SALES
--------------------------------------------------------------------------
AIM V.I. Capital Appreciation                     $    64,683  $   111,064
AIM V.I. International Growth                       5,817,501    4,698,661
AIM V.I. Mid Cap Core Equity                          153,859      184,142
Direxion Dynamic VP HY Bond                        33,931,550   36,574,723
Dreyfus VIF International Value                     2,472,346    1,503,183
Federated Fund for U.S. Government Securities II      156,542    1,135,564
Federated High Income Bond II                       1,876,074    4,078,596

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1.  ORGANIZATION  AND  SIGNIFICANT  ACCOUNTING  POLICIES  (CONTINUED)

                                                 COST OF     PROCEEDS
SUBACCOUNT                                      PURCHASES   FROM SALES
-----------------------------------------------------------------------
Fidelity VIP Contrafund                         $1,359,287  $   712,553
Fidelity VIP Growth Opportunities                  165,406      179,429
Fidelity VIP Index 500                             121,161      383,193
Fidelity VIP Investment-Grade Bond                 489,958      521,395
Franklin Small-Mid Cap Growth Securities            65,067       11,505
Neuberger Berman AMT Guardian                       68,468      108,701
Neuberger Berman AMT Partners                      129,439      111,998
Oppenheimer Main Street Small Cap Fund/VA          283,273      100,588
PIMCO VIT Low Duration                             778,350      335,717
PIMCO VIT Real Return                              969,363      871,700
PIMCO VIT Total Return                           1,517,968      907,470
RVT CLS AdvisorOne Amerigo                         685,432    1,263,828
RVT CLS AdvisorOne Berolina                        345,551      580,633
RVT CLS AdvisorOne Clermont                        686,641      803,225
Rydex VT All-Asset Aggressive Strategy              11,208       15,224
Rydex VT All-Asset Conservative Strategy             3,453          324
Rydex VT All-Asset Moderate Strategy                39,730          170
Rydex VT All-Cap Opportunity                         5,315      159,209
Rydex VT Banking                                 2,484,883    2,460,851
Rydex VT Basic Materials                         7,601,326    9,376,121
Rydex VT Biotechnology                           2,869,042    4,354,860
Rydex VT Commodities Strategy                    2,081,801    2,276,420
Rydex VT Consumer Products                       3,327,963    1,752,410
Rydex VT Dow 2x Strategy                         4,853,714    3,737,429
Rydex VT Electronics                             9,120,878    7,876,790
Rydex VT Energy                                  1,738,801    4,423,338
Rydex VT Energy Services                         4,198,104    4,109,093
Rydex VT Europe 1.25x Strategy                   2,824,595      743,125
Rydex VT Financial Services                        169,833      110,745
Rydex VT Government Long Bond 1.2x Strategy      3,034,529    3,270,268
Rydex VT Health Care                             6,412,490    7,024,898
Rydex VT International Opportunity               5,640,207      947,080
Rydex VT Internet                                6,051,480    4,093,344
Rydex VT Inverse Dow 2x Strategy                 3,084,923    5,283,251
Rydex VT Inverse Government Long Bond Strategy     304,620      402,494

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                             COST OF       PROCEEDS
SUBACCOUNT                                  PURCHASES     FROM SALES
---------------------------------------------------------------------
Rydex VT Inverse Mid-Cap Strategy          $     23,943  $     10,101
Rydex VT Inverse NASDAQ-100 Strategy         14,520,792    13,982,011
Rydex VT Inverse Russell 2000 Strategy        3,379,233     3,207,958
Rydex VT Inverse S&P 500 Strategy            11,066,149    14,309,425
Rydex VT Japan 2x Strategy                    1,771,802     3,140,025
Rydex VT Leisure                                  5,606        16,833
Rydex VT Mid-Cap 1.5x Strategy                  621,693       625,303
Rydex VT Multi-Hedge Strategies                 160,330       406,814
Rydex VT Nova                                 2,538,775     2,466,472
Rydex VT NASDAQ-100                           7,317,021     6,541,099
Rydex VT NASDAQ-100 2x Strategy               8,979,250     8,983,094
Rydex VT Precious Metals                     11,019,083     8,260,818
Rydex VT Real Estate                          2,753,760       349,423
Rydex VT Retailing                            8,743,988     7,396,436
Rydex VT Russell 2000 1.5x Strategy           2,525,687     3,063,875
Rydex VT Russell 2000 2x Strategy               116,008       108,968
Rydex VT S&P 500 2x Strategy                    501,617       501,791
Rydex VT S&P 500 Pure Growth                  3,198,242     3,244,213
Rydex VT S&P 500 Pure Value                   3,499,532     3,627,562
Rydex VT S&P MidCap 400 Pure Growth           1,953,177     1,916,069
Rydex VT S&P MidCap 400 Pure Value            5,738,844     5,063,406
Rydex VT S&P SmallCap 600 Pure Growth         3,000,470     3,168,302
Rydex VT S&P SmallCap 600 Pure Value          5,247,872     5,839,341
Rydex VT Strengthening Dollar 2x Strategy        28,525        17,409
Rydex VT Technology                          10,463,061     7,226,489
Rydex VT Telecommunications                     904,401     3,534,730
Rydex VT Transportation                         402,255       442,482
Rydex VT U.S. Government Money Market       112,743,787   117,951,492
Rydex VT Utilities                              918,052       896,946
Rydex VT Weakening Dollar 2x Strategy            58,791       108,985
SBL All Cap Value                                30,947        20,694
SBL Global                                       84,685       129,973
SBL Large Cap Value                              12,640         9,601
SBL Mid Cap Growth                               93,974        41,134
SBL Mid Cap Value                                41,162        34,795

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                          COST OF     PROCEEDS
SUBACCOUNT                               PURCHASES   FROM SALES
----------------------------------------------------------------
SBL Small Cap Value                      $  177,112  $   340,680
Templeton Developing Markets Securities   3,035,243    3,875,636
Templeton Foreign Securities                 75,014       37,839
Wells Fargo Advantage VT Opportunity         94,074      195,444

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL  INCOME  TAXES

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

USE  OF  ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1.  ORGANIZATION  AND  SIGNIFICANT  ACCOUNTING  POLICIES  (CONTINUED)

RECENTLY ADOPTED ACCOUNTING STANDARDS

In June 2009, the FASB issued SFAS No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles, which was subsequently incorporated into ASC 105-10, Generally Accepted Accounting Principles - Overall. This guidance replaced SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles, and established the FASB Accounting Standards CodificationTM as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. This guidance replaced previous guidance related to the same issue and became effective for interim and annual reporting periods ending after September 15, 2009. The
Account adopted the guidance and it did not have a material impact on the financial statements.

In May 2009, the FASB issued new guidance that established general accounting standards and disclosure for events occurring subsequent to the balance sheet date but before the financial statements are issued. This guidance is effective for interim and annual accounting periods ending after June 15, 2009. The Account adopted this guidance for its December 31, 2009 financial statements and has evaluated the impact of subsequent events through the date at which financial statements were issued. The adoption of this guidance did not have a material impact on the financial statements.

FAIR  VALUE  MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

     o LEVEL 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

     o LEVEL 2 - Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

     o LEVEL 3 - Unobservable inputs for the asset or liability reflecting internal assumptions.

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1.  ORGANIZATION  AND  SIGNIFICANT  ACCOUNTING  POLICIES  (CONTINUED)

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund's computed net asset values (NAV). The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, the quoted NAV of the mutual fund is to be considered quoted prices in active markets.

The Account's financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2009 based on the priority of the inputs to the valuation technique above. The Account had no financial liabilities as of December 31, 2009.

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

2. VARIABLE ANNUITY CONTRACT CHARGES

FSBL deducts a daily administrative charge equal to an annual rate of each Subaccount's average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%.

ADMINISTRATIVE CHARGE   SUBACCOUNT
---------------------------------------------------------------------------------------------
        0.25%           SBL All Cap Value, SBL Global, SBL Large Cap Value, SBL Mid
                        Cap Growth, SBL Mid Cap Value and SBL Small Cap Value
        0.35%           AIM V.I. International Growth and AIM V.I. Mid Cap Core Equity
        0.40%           Direxion Dynamic VP HY Bond, Dreyfus VIF International Value
                        Fund, and Oppenheimer Main Street Small Cap Fund/VA
        0.45%           Van Kampen LIT Government Fund, Rydex VT Funds (Except
                        RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berlina,
                        and RVT CLS AdvisorOne Clermont)
        0.50%           Federated High Income Bond II and Fidelity Funds, (except
                        Fidelity VIP Index 500), RVT CLS AdvisorOne Amerigo, RVT
                        CLS AdvisorOne Berlina, and RVT CLS AdvisorOne Clermont.)
        0.55%           Fidelity VIP Index 500, Wells Fargo Advantage Opportunity VT,
                        PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT
                        StocksPLUS Growth and Income, and PIMCO VIT Total
                        Return.
        0.60%           AIM V.I. Capital Appreciation, Federated U.S. Government
                        Securities II, Franklin Small-Mid Cap Growth Series, Neuberger
                        Funds, Templeton Funds.

FSBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.85% to 1.10% of the average daily net assets. Additionally, FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

3.  SUMMARY  OF  UNIT  TRANSACTIONS

The changes in units outstanding for the years ended December 31, 2009 and 2008 were as follows:

                                                2009                                 2008
                                 ----------------------------------  ------------------------------------
                                                            NET                                   NET
                                   UNITS       UNITS      INCREASE       UNITS       UNITS      INCREASE
SUBACCOUNT                        ISSUED     REDEEMED    (DECREASE)     ISSUED     REDEEMED    (DECREASE)
-------------------------------------------------------------------  ------------------------------------

AIM V.I. CAPITAL APPRECIATION       14,566     (21,876)     (7,310)       21,066     (21,305)       (239)
AIM V.I. INTERNATIONAL GROWTH      771,039    (601,403)    169,636        38,146     (47,831)     (9,685)
AIM V.I. MID CAP CORE EQUITY        27,022     (30,108)     (3,086)       31,019     (29,117)      1,902
DIREXION DYNAMIC VP HY BOND      4,470,540  (4,748,325)   (277,785)    1,432,191  (1,514,802)    (82,611)
DREYFUS VIF INTERNATIONAL VALUE    369,973    (241,655)    128,318        14,962     (30,837)    (15,875)
FEDERATED FUND FOR U.S.
  GOVERNMENT SECURITIES II          20,118    (116,980)    (96,862)      154,456     (21,318)    133,138
FEDERATED HIGH INCOME BOND II      227,146    (485,661)   (258,515)      358,979     (60,276)    298,703
FIDELITY VIP CONTRAFUND            197,213    (119,277)     77,936        72,665    (288,584)   (215,919)
FIDELITY VIP GROWTH
  OPPORTUNITIES                     54,732     (47,888)      6,844        15,220    (304,930)   (289,710)
FIDELITY VIP INDEX 500              25,949     (67,116)    (41,167)       24,385     (44,135)    (19,750)
FIDELITY VIP INVESTMENT-GRADE
  BOND                              57,110     (64,718)     (7,608)       29,905     (35,844)     (5,939)
FRANKLIN SMALL-MID CAP
  GROWTH SECURITIES                 12,107      (1,080)     11,027         7,382        (204)      7,178
NEUBERGER BERMAN AMT
  GUARDIAN                          11,597     (19,671)     (8,074)       18,335     (10,614)      7,721
NEUBERGER BERMAN AMT
  PARTNERS                          18,327     (20,975)     (2,648)       73,229     (77,088)     (3,859)
OPPENHEIMER MAIN STREET SMALL
  CAP FUND/VA                       52,008     (19,729)     32,279        21,122      (6,091)     15,031
PIMCO VIT LOW DURATION              98,207     (60,329)     37,878       707,130    (683,219)     23,911
PIMCO VIT REAL RETURN              127,240    (119,345)      7,895       131,418    (126,547)      4,871
PIMCO VIT TOTAL RETURN             197,199    (149,128)     48,071       744,255    (734,439)      9,816
RVT CLS ADVISORONE AMERIGO         202,582    (248,792)    (46,210)       97,465    (166,888)    (69,423)
RVT CLS ADVISORONE BEROLINA         93,742    (126,401)    (32,659)       56,576     (84,425)    (27,849)
RVT CLS ADVISORONE CLERMONT        180,684    (189,943)     (9,259)       54,766     (72,412)    (17,646)
RYDEX VT ALL-ASSET AGGRESSIVE
  STRATEGY                           3,542      (1,214)      2,328         9,749      (8,086)      1,663
RYDEX VT ALL-ASSET
  CONSERVATIVE STRATEGY                473          (6)        467         1,319      (1,005)        314
RYDEX VT ALL-ASSET MODERATE
  STRATEGY                           4,591          (3)      4,588           378     (11,748)    (11,370)
RYDEX VT ALL-CAP OPPORTUNITY        62,309     (78,205)    (15,896)       22,682     (29,450)     (6,768)
RYDEX VT BANKING                   540,045    (561,149)    (21,104)      312,327    (295,643)     16,684
RYDEX VT BASIC MATERIALS           798,960  (1,039,983)   (241,023)      734,505    (470,224)    264,281
RYDEX VT BIOTECHNOLOGY             603,410    (869,800)   (266,390)      930,666    (664,664)    266,002
RYDEX VT COMMODITIES STRATEGY      494,435    (496,431)     (1,996)      104,583    (261,354)   (156,771)
RYDEX VT CONSUMER PRODUCTS         362,619    (211,086)    151,533       300,680    (529,470)   (228,790)
RYDEX VT DOW 2X STRATEGY         1,020,434    (844,046)    176,388       464,494    (507,522)    (43,028)
RYDEX VT ELECTRONICS             3,362,777  (2,867,663)    495,114        90,801     (68,452)     22,349
RYDEX VT ENERGY                    250,530    (552,624)   (302,094)      711,492    (624,879)     86,613
RYDEX VT ENERGY SERVICES           529,079    (531,206)     (2,127)      246,641    (417,040)   (170,399)
RYDEX VT EUROPE 1.25X STRATEGY     427,623    (146,932)    280,691       103,269    (319,146)   (215,877)

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                               2009                               2008
                               ----------------------------------  ------------------------------------
                                                          NET                                   NET
                                 UNITS       UNITS      INCREASE       UNITS       UNITS      INCREASE
SUBACCOUNT                      ISSUED     REDEEMED    (DECREASE)     ISSUED     REDEEMED    (DECREASE)
-----------------------------------------------------------------  ------------------------------------

RYDEX VT FINANCIAL SERVICES       57,361     (35,553)     21,808       160,385    (144,957)     15,428
RYDEX VT GOVERNMENT LONG
  BOND 1.2X STRATEGY             290,026    (319,360)    (29,334)      615,385    (766,588)   (151,203)
RYDEX VT HEALTH CARE           1,027,040  (1,152,587)   (125,547)      572,171    (243,651)    328,520
RYDEX VT INTERNATIONAL
  OPPORTUNITY                    416,583     (74,174)    342,409             -           -           -
RYDEX VT INTERNET              1,561,589  (1,075,489)    486,100        72,875     (60,212)     12,663
RYDEX VT INVERSE DOW 2X
  STRATEGY                       535,875    (748,532)   (212,657)      229,808     (16,815)    212,993
RYDEX VT INVERSE GOVERNMENT
  LONG BOND STRATEGY              84,243    (101,571)    (17,328)      498,643    (603,459)   (104,816)
RYDEX VT INVERSE MID-CAP
  STRATEGY                        45,259     (43,358)      1,901       486,957    (690,715)   (203,758)
RYDEX VT INVERSE NASDAQ-100
  STRATEGY                     2,427,329  (2,424,401)      2,928     2,043,604  (2,498,943)   (455,339)
RYDEX VT INVERSE RUSSELL 2000
  STRATEGY                       707,454    (680,162)     27,292       618,241    (845,794)   (227,553)
RYDEX VT INVERSE S&P 500
  STRATEGY                     1,481,985  (1,981,346)   (499,361)    2,400,064  (2,333,167)     66,897
RYDEX VT JAPAN 2X STRATEGY       328,249    (566,097)   (237,848)      384,157    (174,117)    210,040
RYDEX VT LEISURE                  27,567     (29,627)     (2,060)        6,161      (6,662)       (501)
RYDEX VT MID-CAP 1.5X
  STRATEGY                       102,760    (106,567)     (3,807)      275,550    (287,844)    (12,294)
RYDEX VT MULTI-HEDGE
  STRATEGIES                      17,629     (55,982)    (38,353)       47,820      (5,245)     42,575
RYDEX VT NOVA                    685,560    (660,056)     25,504     2,145,358  (2,204,046)    (58,688)
RYDEX VT NASDAQ-100            1,250,984  (1,127,120)    123,864     1,458,069  (1,744,456)   (286,387)
RYDEX VT NASDAQ-100 2X
  STRATEGY                     4,413,569  (4,392,625)     20,944     2,931,845  (2,900,809)     31,036
RYDEX VT PRECIOUS METALS         686,362    (556,506)    129,856       314,939    (366,989)    (52,050)
RYDEX VT REAL ESTATE             318,605     (77,017)    241,588       203,246    (202,331)        915
RYDEX VT RETAILING             1,253,411  (1,081,008)    172,403       163,834     (48,481)    115,353
RYDEX VT RUSSELL 2000 1.5X
  STRATEGY                       418,088    (535,859)   (117,771)      390,189    (272,443)    117,746
RYDEX VT RUSSELL 2000 2X
  STRATEGY                        48,371     (61,962)    (13,591)       38,237     (24,208)     14,029
RYDEX VT S&P 500 2X STRATEGY     292,404    (292,591)       (187)    1,780,650  (1,773,304)      7,346
RYDEX VT S&P 500 PURE GROWTH     491,397    (485,651)      5,746        88,641    (162,224)    (73,583)
RYDEX VT S&P 500 PURE VALUE      518,675    (533,603)    (14,928)      169,220    (178,951)     (9,731)
RYDEX VT S&P MIDCAP 400
  PURE GROWTH                    221,911    (215,716)      6,195        80,059    (146,807)    (66,748)
RYDEX VT S&P MIDCAP 400
  PURE VALUE                     691,171    (587,678)    103,493        51,557     (59,531)     (7,974)
RYDEX VT S&P SMALLCAP 600
  PURE GROWTH                    411,853    (405,533)      6,320       216,386    (222,107)     (5,721)
RYDEX VT S&P SMALLCAP 600
  PURE VALUE                     909,439    (888,102)     21,337       325,122    (329,419)     (4,297)

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                               2009                                   2008
                               ------------------------------------  --------------------------------------
                                                            NET                                     NET
                                 UNITS        UNITS       INCREASE       UNITS        UNITS       INCREASE
SUBACCOUNT                       ISSUED      REDEEMED    (DECREASE)      ISSUED      REDEEMED    (DECREASE)
-------------------------------------------------------------------  --------------------------------------
RYDEX VT STRENGTHENING DOLLAR
  2X STRATEGY                       8,665       (7,661)      1,004        136,846     (136,888)        (42)
RYDEX VT TECHNOLOGY             2,651,735   (1,848,227)    803,508        334,496     (351,785)    (17,289)
RYDEX VT TELECOMMUNICATIONS       305,726     (818,450)   (512,724)       672,990     (160,232)    512,758
RYDEX VT TRANSPORTATION            85,863      (94,906)     (9,043)       314,105     (298,077)     16,028
RYDEX VT U.S. GOVERNMENT
  MONEY MARKET                 17,722,285  (18,274,061)   (551,776)    15,738,477  (14,278,217)  1,460,260
RYDEX VT UTILITIES                259,494     (256,994)      2,500        506,152     (805,445)   (299,293)
RYDEX VT WEAKENING DOLLAR 2X
  STRATEGY                         20,765      (25,416)     (4,651)        22,083      (23,351)     (1,268)
SBL ALL CAP VALUE                   2,635       (1,683)        952              -            -           -
SBL GLOBAL                         36,711      (39,075)     (2,364)        19,380      (35,208)    (15,828)
SBL LARGE CAP VALUE                 1,261         (949)        312              -            -           -
SBL MID CAP GROWTH                  7,883       (3,001)      4,882              -            -           -
SBL MID CAP VALUE                   3,135       (2,411)        724              -            -           -
SBL SMALL CAP VALUE                20,935      (28,857)     (7,922)        14,030      (15,950)     (1,920)
TEMPLETON DEVELOPING MARKETS
  SECURITIES                      198,106     (191,966)      6,140            336         (660)       (324)
TEMPLETON FOREIGN SECURITIES        8,007       (4,649)      3,358          5,935         (206)      5,729
WELLS FARGO ADVANTAGE VT
  OPPORTUNITY                      11,680      (26,425)    (14,745)        10,504      (14,651)     (4,147)

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4.  FINANCIAL  HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2009, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, follows:

                                        2009           2008          2007        2006       2005
---------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
Units                                     14,535        21,845        22,084     21,571     26,708
Unit value                         $        6.26   $      5.41   $      9.83   $   9.18   $   9.03
Net assets                         $      90,987   $   118,149   $   217,192   $198,048   $241,186
Ratio of expenses to net assets*    1.45% - 1.70%   1.10%-1.70%   1.10%-1.70%      1.45%      1.45%
Investment income ratio**                   0.50%           - %           - %      0.07%      0.07%
Total return***                            15.71%      (44.96)%         7.10%      1.68%      4.10%

AIM V.I. INTERNATIONAL GROWTH (3)
Units                                    212,118        42,481        52,166      9,167          -
Unit value                         $        8.51   $      6.58   $     11.54   $  10.52   $      -
Net assets                         $   1,807,679   $   279,605   $   602,312   $ 96,461   $      -
Ratio of expenses to net assets*      1.20%-1.45%   1.10%-1.70%   1.10%-1.70%      1.45%        - %
Investment income ratio**                   2.75%         0.41%         0.63%      0.14%        - %
Total return***                            29.33%      (42.98)%         9.71%      5.22%        - %

AIM V.I. MID CAP CORE EQUITY
Units                                     19,000        22,086        20,183          -          -
Unit value ****                    $        9.01   $      7.24   $     10.58   $  10.10   $      -
Net assets                         $     171,176   $   159,879   $   213,536   $      -   $      -
Ratio of expenses to net assets*      1.20%-1.45%   1.10%-1.70%   1.10%-1.70%      1.45%        - %
Investment income ratio**                   0.60%         1.47%         0.09%        - %        - %
Total return***                            24.45%      (31.57)%         4.77%        - %        - %

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                        2009           2008          2007         2006        2005
-----------------------------------------------------------------------------------------------------
DIREXION DYNAMIC VP HY
  BOND(1)
Units                                    251,335       529,120       611,732      251,606     80,421
Unit value                         $        8.47   $      8.05   $      9.33   $     9.91   $   9.74
Net assets                         $   2,129,083   $ 4,258,332   $ 5,704,373   $2,495,049   $783,091
Ratio of expenses to net assets*            1.25%   1.10%-1.70%   1.10%-1.70%        1.25%      1.25%
Investment income ratio**                   3.63%         0.85%         2.23%        6.55%      2.47%
Total return***                             5.22%      (13.72)%       (5.88)%        1.79%    (2.64)%

DREYFUS VIF INTERNATIONAL
  VALUE(3)
Units                                    130,255         1,937        17,811        5,982          -
Unit value                         $        7.74   $      6.18   $     10.31   $    10.35   $      -
Net assets                         $   1,005,347   $    11,976   $   183,612   $   61,910   $      -
Ratio of expenses to net assets*    1.25% - 1.50%   1.10%-1.70%   1.10%-1.70%        1.25%        - %
Investment income ratio**                   0.06%         1.99%         0.87%          - %        - %
Total return***                            25.24%      (40.06)%       (0.42)%        3.54%        - %

FEDERATED FUND FOR U.S.
  GOVERNMENT SECURITIES II
Units                                     54,018       150,880        17,742       19,351     36,566
Unit value                         $       10.12   $     10.06   $     10.09   $     9.93   $   9.97
Net assets                         $     546,654   $ 1,518,349   $   179,004   $  192,081   $364,486
Ratio of expenses to net assets*      1.45%-1.70%   1.10%-1.70%   1.10%-1.70%        1.45%      1.45%
Investment income ratio**                   2.57%         2.49%         4.67%        4.28%      3.52%
Total return***                             0.60%       (0.30)%         1.64%      (0.40)%    (2.42)%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                      2009          2008          2007         2006         2005
----------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND II
Units                                 160,215       418,730       120,027      108,823      190,532
Unit value                        $     12.15   $      8.32   $     11.76   $    11.91   $    11.25
Net assets                        $ 1,944,586   $ 3,483,809   $ 1,411,365   $1,296,181   $2,143,316
Ratio of expenses to net assets*   1.35%-1.60%   1.10%-1.70%   1.10%-1.70%        1.35%        1.35%
Investment income ratio**                6.58%         4.89%         6.78%        3.51%        6.74%
Total return***                         46.03%      (29.25)%       (1.23)%        5.85%      (2.09)%

FIDELITY VIP CONTRAFUND
Units                                 200,906       122,970       338,889      140,177      137,015
Unit value                        $     10.93   $      8.43   $     15.36   $    13.68   $    12.82
Net assets                        $ 2,195,305   $ 1,035,719   $ 5,203,033   $1,917,247   $1,756,358
Ratio of expenses to net assets*   1.35%-1.60%   1.10%-1.70%   1.10%-1.70%        1.35%        1.35%
Investment income ratio**                1.36%         0.39%         1.01%        0.98%        0.09%
Total return***                         29.66%      (45.12)%        12.28%        6.69%       11.68%

FIDELITY VIP GROWTH
  OPPORTUNITIES
Units                                  29,928        23,084       312,794       33,333       40,758
Unit value                        $      6.86   $      4.93   $     11.47   $     9.75   $     9.69
Net assets                        $   205,663   $   113,827   $ 3,588,041   $  324,819   $  394,744
Ratio of expenses to net assets*   1.35%-1.60%   1.10%-1.70%   1.10%-1.70%        1.35%        1.35%
Investment income ratio**                0.26%         0.01%           - %        0.74%        0.29%
Total return***                         39.15%      (57.02)%        17.64%        0.65%        4.05%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                      2009          2008          2007         2006        2005
--------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500
Units                                  77,965       119,132       138,881      155,327    102,137
Unit value                        $      7.54   $      6.24   $     10.37   $    10.31   $   9.33
Net assets                        $   587,452   $   742,970   $ 1,440,356   $1,600,852   $952,915
Ratio of expenses to net assets*   1.40%-1.65%   1.10%-1.70%   1.10%-1.70%        1.40%      1.40%
Investment income ratio**                1.92%         1.83%         3.16%        1.21%      1.70%
Total return***                         20.83%      (39.83)%         0.62%       10.47%      0.05%

FIDELITY VIP INVESTMENT-GRADE
  BOND
Units                                  70,337        77,945        83,884       54,259     41,403
Unit value                        $     10.66   $      9.64   $     10.44   $    10.47   $  10.51
Net assets                        $   750,009   $   751,848   $   875,429   $  568,350   $435,002
Ratio of expenses to net assets*   1.35%-1.60%   1.10%-1.70%   1.10%-1.70%        1.35%      1.35%
Investment income ratio**                7.59%         4.33%         3.18%        3.45%      3.53%
Total return***                         10.58%       (7.66)%       (0.36)%      (0.30)%    (2.45)%

FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES
Units                                  45,039        34,012        26,834       27,582     27,086
Unit value                        $      8.45   $      6.16   $     11.19   $    10.52   $  10.12
Net assets                        $   380,893   $   209,481   $   300,450   $  290,326   $274,093
Ratio of expenses to net assets*   1.45%-1.70%   1.10%-1.70%   1.10%-1.70%        1.45%      1.45%
Investment income ratio**                  - %           - %           - %          - %        - %
Total return***                         37.18%      (44.95)%         6.37%        3.97%      0.23%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                       2009          2008          2007        2006       2005
-------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT
  GUARDIAN
Units                                   15,281        23,355        15,634     11,994     15,674
Unit value                         $      8.43   $      6.80   $     11.33   $  11.03   $  10.17
Net assets                         $   128,874   $   158,784   $   177,036   $132,349   $159,492
Ratio of expenses to net assets*    1.45%-1.70%   1.10%-1.70%   1.10%-1.70%      1.45%      1.45%
Investment income ratio**                 0.90%         0.73%         0.32%      0.82%      0.17%
Total return***                          23.97%      (39.98)%         2.68%      8.45%      3.67%

NEUBERGER BERMAN AMT
  PARTNERS
Units                                   32,944        35,592        39,451     36,860     27,914
Unit value                         $      9.26   $      6.20   $     13.62   $  13.03   $  12.14
Net assets                         $   305,105   $   220,834   $   537,400   $480,283   $338,757
Ratio of expenses to net assets*    1.45%-1.70%   1.10%-1.70%   1.10%-1.70%      1.45%      1.45%
Investment income ratio**                 2.48%         0.60%         0.74%      0.85%      1.53%
Total return***                          49.35%      (54.48)%         4.55%      7.36%     12.91%

OPPENHEIMER MAIN STREET SMALL
  CAP FUND/VA (3)
Units                                   49,122        16,844         1,812      2,028          -
Unit value                         $      7.51   $      5.72   $      9.63   $  10.19   $      -
Net assets                         $   368,523   $    96,300   $    17,449   $ 20,670   $      -
Ratio of expenses to net assets*    1.25%-1.50%   1.10%-1.70%   1.10%-1.70%      1.25%        - %
Investment income ratio**                 0.34%         0.07%         0.15%        - %        - %
Total return***                          31.29%      (40.60)%       (5.53)%      1.91%        - %

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                       2009          2008          2007         2006        2005
---------------------------------------------------------------------------------------------------
PIMCO VIT LOW DURATION (3)
Units                                  127,282        89,404        65,492        6,931          -
Unit value                         $     10.59   $      9.77   $     10.25   $     9.98   $      -
Net assets                         $ 1,348,109   $   873,262   $   671,302   $   69,189   $      -
Ratio of expenses to net assets*    1.40%-1.65    1.10%-1.70%   1.10%-1.70%        1.40%        - %
Investment income ratio**                 3.37%         7.91%         5.25%        0.19%        - %
Total return***                           8.39%       (4.68)%         2.72%      (0.22)%        - %

PIMCO VIT REAL RETURN
Units                                   83,260        75,365        70,494      100,139     54,585
Unit value                         $     10.83   $      9.56   $     10.75   $    10.16   $  10.54
Net assets                         $   901,677   $   720,559   $   757,625   $1,017,774   $575,798
Ratio of expenses to net assets*    1.40%-1.65    1.10%-1.70%   1.10%-1.70%        1.40%      1.40%
Investment income ratio**                 3.48%         4.27%         3.92%        3.68%      3.38%
Total return***                          13.28%      (11.07)%         5.85%      (3.61)%    (2.33)%

PIMCO VIT TOTAL RETURN
Units                                  238,129       190,058       180,242      109,703     77,347
Unit value                         $     11.07   $     10.15   $     10.12   $     9.73   $   9.79
Net assets                         $ 2,637,369   $ 1,929,365   $ 1,824,488   $1,067,818   $757,635
Ratio of expenses to net assets*    1.40%-1.65    1.10%-1.70%   1.10%-1.70%        1.40%      1.40%
Investment income ratio**                 5.12%        11.03%         4.55%        4.59%      3.78%
Total return***                           9.06%         0.30%         4.04%      (0.61)%    (2.00)%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                       2009          2008          2007         2006         2005
-----------------------------------------------------------------------------------------------------
RVT CLS ADVISORONE AMERIGO
Units                                  471,324       517,534       586,957      690,043      681,341
Unit value                         $     10.76   $      8.06   $     14.79   $    13.58   $    12.63
Net assets                         $ 5,067,780   $ 4,170,643   $ 8,678,787   $9,373,319   $8,604,942
Ratio of expenses to net assets*    1.35%-1.60%   1.10%-1.70%   1.10%-1.70%        1.35%        1.35%
Investment income ratio**                 0.59%         0.29%         0.36%        0.09%        0.14%
Total return***                          33.50%      (45.50)%         8.90%        7.56%        4.66%

RVT CLS ADVISORONE BEROLINA (3)
Units                                  289,226       321,884       349,733       85,971            -
Unit value                         $      8.10   $      6.23   $     11.25   $    10.23   $        -
Net assets                         $ 2,343,004   $ 2,005,916   $ 3,933,527   $  879,051   $        -
Ratio of expenses to net assets*    1.35%-1.60%   1.10%-1.70%   1.10%-1.70%        1.35%          - %
Investment income ratio**                 2.42%         1.26%           - %        1.51%          - %
Total return***                          30.02%      (44.62)%         9.99%        2.26%          - %

RVT CLS ADVISORONE CLERMONT
Units                                  216,311       225,570       243,216      394,883      494,386
Unit value                         $      8.85   $      7.54   $     11.26   $    11.07   $    10.67
Net assets                         $ 1,914,338   $ 1,701,104   $ 2,739,411   $4,372,697   $5,276,727
Ratio of expenses to net assets*    1.35%-1.60%   1.10%-1.70%   1.10%-1.70%        1.35%        1.35%
Investment income ratio**                 2.08%         1.06%         1.51%        2.04%        0.58%
Total return***                          17.37%      (33.04)%         1.68%        3.76%      (0.54)%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                      2009          2008          2007       2006     2005
-------------------------------------------------------------------------------------------
RYDEX VT ALL-ASSET AGGRESSIVE
  STRATEGY
Units                                  65,889        63,561        61,898        -        -
Unit value ****                   $      8.53   $      7.52   $     10.48   $10.26   $    -
Net assets                        $   562,227   $   478,306   $   648,733   $    -   $    -
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%    1.35%     - %
Investment income ratio**                  - %         1.10%         5.87%      - %     - %
Total return***                         13.43%      (28.24)%         2.17%      - %     - %

RYDEX VT ALL-ASSET CONSERVATIVE
  STRATEGY
Units                                   2,885         2,418         2,104        -        -
Unit value ****                   $      8.80   $      8.74   $     10.24   $10.04   $    -
Net assets                        $    25,389   $    21,146   $    21,541   $    -   $    -
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%    1.35%     - %
Investment income ratio**                  - %         3.94%         5.29%      - %     - %
Total return***                          0.69%      (14.65)%         1.95%      - %     - %

RYDEX VT ALL-ASSET MODERATE
  STRATEGY
Units                                   5,670         1,082        12,453        -        -
Unit value ****                   $      8.78   $      8.20   $     10.38   $10.18   $    -
Net assets                        $    49,760   $     8,874   $   129,367   $    -   $    -
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%    1.35%     - %
Investment income ratio**                  - %         0.26%         4.57%      - %     - %
Total return***                          7.07%      (21.00)%         2.05%      - %     - %

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                      2009          2008          2007         2006         2005
----------------------------------------------------------------------------------------------------

RYDEX VT ALL-CAP OPPORTUNITY
Units                                  71,339        87,235        94,004       82,365      125,216
Unit value                        $      9.38   $      7.69   $     13.55   $    11.53   $    10.80
Net assets                        $   669,086   $   671,036   $ 1,273,755   $  949,048   $1,352,394
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                0.09%           - %           - %          - %          - %
Total return***                         21.98%      (43.25)%        17.54%        6.71%        8.93%

RYDEX VT BANKING
Units                                   5,425        26,529         9,845      113,931      107,516
Unit value                        $      4.67   $      5.05   $      8.95   $    12.82   $    12.03
Net assets                        $    25,301   $   133,732   $    88,130   $1,461,259   $1,293,845
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**               92.19%         0.86%         0.39%        1.54%        1.30%
Total return***                        (7.52)%      (43.58)%      (30.17)%        6.57%      (6.86)%

RYDEX VT BASIC MATERIALS
Units                                 191,619       432,642       168,361      271,684      133,496
Unit value                        $     13.37   $      8.98   $     17.16   $    13.38   $    11.42
Net assets                        $ 2,560,754   $ 3,884,296   $ 2,889,747   $3,635,294   $1,524,276
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                0.14%         0.76%         0.11%        0.67%        0.37%
Total return***                         48.89%      (47.67)%        28.29%       17.16%      (0.33)%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                       2009          2008          2007         2006         2005
-----------------------------------------------------------------------------------------------------

RYDEX VT BIOTECHNOLOGY
Units                                   37,654       304,045        38,043       28,773       62,881
Unit value                         $      6.22   $      5.49   $      6.50   $     6.50   $     7.01
Net assets                         $   234,083   $ 1,669,244   $   247,038   $  186,874   $  441,157
Ratio of expenses to net assets*    1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                   - %           - %           - %          - %          - %
Total return***                          13.30%      (15.54)%       (0.02)%      (7.37)%        6.00%

RYDEX VT COMMODITIES
  STRATEGY(2)
Units                                    5,662         7,658       164,429        3,996       34,008
Unit value                         $      5.21   $      4.87   $      9.98   $     7.95   $    10.10
Net assets                         $    29,470   $    37,313   $ 1,641,226   $   31,776   $  343,616
Ratio of expenses to net assets*    1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                 1.68%         0.30%           - %          - %        0.58%
Total return***                           6.98%      (51.20)%        25.50%     (21.33)%        1.04%

RYDEX VT CONSUMER PRODUCTS
Units                                  164,456        12,923       241,714      165,087      148,067
Unit value                         $     11.01   $      9.65   $     13.15   $    12.36   $    10.99
Net assets                         $ 1,808,939   $   124,771   $ 3,179,686   $2,041,544   $1,627,612
Ratio of expenses to net assets*    1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                 2.88%         0.01%         0.47%        0.79%        0.47%
Total return***                          14.09%      (26.62)%         6.37%       12.48%      (4.59)%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                      2009          2008          2007         2006         2005
----------------------------------------------------------------------------------------------------

RYDEX VT DOW 2X STRATEGY
Units                                 216,847        40,459        83,487      177,358       88,059
Unit value                        $      6.06   $      4.62   $     12.60   $    12.17   $     9.73
Net assets                        $ 1,313,646   $   187,024   $ 1,051,935   $2,157,893   $  856,965
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                  - %         0.36%         0.62%        0.67%        1.80%
Total return***                         31.17%      (63.33)%         3.56%       25.06%      (7.85)%

RYDEX VT ELECTRONICS
Units                                 522,844        27,730         5,381        6,939        4,566
Unit value                        $      3.51   $      2.13   $      4.46   $     4.78   $     4.87
Net assets                        $ 1,837,539   $    59,044   $    23,997   $   33,139   $   22,224
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                  - %           - %           - %          - %          - %
Total return***                         64.79%      (52.24)%       (6.64)%      (1.82)%      (0.50)%

RYDEX VT ENERGY
Units                                  29,849       331,943       245,330      158,462      174,322
Unit value                        $     12.64   $      9.53   $     18.43   $    14.44   $    13.47
Net assets                        $   376,058   $ 3,161,562   $ 4,520,585   $2,289,265   $2,348,425
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                  - %           - %           - %          - %        0.02%
Total return***                         32.63%      (48.29)%        27.58%        7.22%       32.72%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                      2009          2008          2007         2006         2005
----------------------------------------------------------------------------------------------------
RYDEX VT ENERGY SERVICES
Units                                  28,704        30,831       201,230       19,712      162,805
Unit value                        $      9.68   $      6.22   $     15.31   $    11.66   $    10.97
Net assets                        $   277,803   $   191,734   $ 3,081,273   $  229,877   $1,785,390
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                  - %           - %           - %          - %          - %
Total return***                         55.63%      (59.37)%        31.31%        6.31%       42.07%

RYDEX VT EUROPE 1.25X STRATEGY
Units                                 302,290        21,600       237,477       87,082       18,403
Unit value                        $      8.23   $      6.33   $     14.65   $    13.53   $    10.90
Net assets                        $ 2,487,736   $   136,720   $ 3,479,565   $1,179,146   $  200,688
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                3.82%         0.10%         3.10%        5.87%        0.18%
Total return***                         30.02%      (56.79)%         8.27%       24.08%        1.88%

RYDEX VT FINANCIAL SERVICES
Units                                  45,003        23,195         7,767      184,103      170,456
Unit value                        $      5.18   $      4.52   $      9.08   $    11.68   $    10.44
Net assets                        $   233,553   $   104,896   $    70,508   $2,150,275   $1,780,294
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                2.22%           - %         0.20%        1.23%        0.65%
Total return***                         14.60%      (50.22)%      (22.24)%       11.82%      (0.97)%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                      2009          2008          2007         2006         2005
----------------------------------------------------------------------------------------------------
RYDEX VT GOVERNMENT LONG
  BOND 1.2X STRATEGY
Units                                  17,622        46,956       198,159      393,478      388,685
Unit value                        $      9.97   $     15.20   $     10.96   $    10.42   $    11.23
Net assets                        $   175,238   $   713,948   $ 2,170,674   $4,099,298   $4,363,535
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                2.04%         1.72%         2.93%        4.34%        2.67%
Total return***                       (34.41)%        38.69%         5.15%      (7.22)%        3.17%

RYDEX VT HEALTH CARE
Units                                 225,872       351,419        22,899      181,617      209,241
Unit value                        $      8.25   $      6.91   $      9.60   $     9.46   $     9.39
Net assets                        $ 1,860,817   $ 2,430,054   $   219,860   $1,717,044   $1,964,830
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                  - %           - %           - %          - %          - %
Total return***                         19.39%      (28.02)%         1.53%        0.69%        5.99%

RYDEX VT INTERNATIONAL
  OPPORTUNITY
Units                                 342,408             -             -            -            -
Unit value                        $     12.93   $         -   $         -   $        -   $        -
Net assets                        $ 4,427,400   $         -   $         -   $        -   $        -
Ratio of expenses to net assets*   1.30%-1.55%           - %           - %          - %          - %
Investment income ratio**                0.91%           - %           - %          - %          - %

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                      2009          2008          2007        2006       2005
------------------------------------------------------------------------------------------------
RYDEX VT INTERNET
Units                                 504,896        18,796         6,133        436     10,098
Unit value                        $      5.12   $      3.22   $      6.10   $   5.77   $   5.49
Net assets                        $ 2,583,771   $    60,572   $    37,401   $  2,518   $ 55,431
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%      1.30%      1.30%
Investment income ratio**                  - %           - %           - %        - %        - %
Total return***                         59.01%      (47.21)%         5.71%      5.10%    (5.54)%

RYDEX VT INVERSE DOW 2X
  STRATEGY
Units                                     337       212,994             -          -          -
Unit value ****                   $      4.46   $      8.42   $      5.47   $   6.27   $   8.37
Net assets                        $     1,502   $ 1,793,038   $         -   $      -   $      -
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%      1.30%      1.30%
Investment income ratio**                  - %         0.61%           - %        - %        - %
Total return***                       (47.03)%        53.93%      (12.82)%   (25.08)%    (2.67)%

RYDEX VT INVERSE GOVERNMENT
  LONG BOND STRATEGY
Units                                   5,305        22,632       127,448      9,982     27,435
Unit value                        $      5.42   $      4.74   $      7.09   $   7.76   $   7.49
Net assets                        $    28,744   $   107,272   $   903,174   $ 77,428   $205,570
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%      1.30%      1.30%
Investment income ratio**                  - %         0.11%         9.07%      0.39%        - %
Total return***                         14.35%      (33.15)%       (8.56)%      3.55%    (9.24)%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                      2009          2008          2007        2006       2005
------------------------------------------------------------------------------------------------
RYDEX VT INVERSE MID-CAP
  STRATEGY
Units                                   2,788           888       204,645          -          -
Unit value ****                   $      5.19   $      8.37   $      6.51   $   6.93   $   7.52
Net assets                        $    14,471   $     7,433   $ 1,330,832   $      -   $      -
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%      1.30%      1.30%
Investment income ratio**                  - %       (0.01)%         6.32%        - %        - %
Total return***                       (37.99)%        28.57%       (6.12)%    (7.90)%   (12.04)%

RYDEX VT INVERSE NASDAQ-100
  STRATEGY
Units                                   4,251         1,323       456,662      4,925      1,411
Unit value                        $      4.71   $      8.21   $      5.79   $   6.82   $   7.22
Net assets                        $    20,059   $    10,873   $ 2,644,298   $ 33,639   $ 10,191
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%      1.30%      1.30%
Investment income ratio**                1.54%         0.02%         7.23%     10.08%        - %
Total return***                       (42.63)%        41.80%      (15.03)%    (5.58)%    (3.00)%

RYDEX VT INVERSE RUSSELL 2000
  STRATEGY
Units                                  27,292             -       227,553      1,162      5,508
Unit value ****                   $      5.05   $      7.85   $      6.57   $   6.51   $   7.72
Net assets                        $   137,835   $         -   $ 1,494,833   $  7,563   $ 42,516
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%      1.30%      1.30%
Investment income ratio**                  - %        -0.01%         0.17%        - %        - %
Total return***                       (35.67)%        19.48%         0.93%   (15.68)%    (7.15)%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                      2009          2008          2007         2006         2005
----------------------------------------------------------------------------------------------------
RYDEX VT INVERSE S&P 500
  STRATEGY
Units                                   8,525       507,885       440,988        5,068       53,556
Unit value                        $      5.35   $      7.72   $      5.79   $     5.99   $     6.77
Net assets                        $    45,721   $ 3,920,620   $ 2,551,506   $   30,394   $  362,366
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                  - %         0.03%         9.29%        1.21%          - %
Total return***                       (30.70)%        33.33%       (3.42)%     (11.42)%      (4.96)%

RYDEX VT JAPAN 2X STRATEGY
Units                                  27,407       265,255        55,215       31,981       29,995
Unit value                        $      7.22   $      6.10   $      9.49   $    11.17   $    11.08
Net assets                        $   198,033   $ 1,617,732   $   524,016   $  356,986   $  332,574
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                0.08%         0.14%         6.95%        2.90%          - %
Total return***                         18.36%      (35.72)%      (14.99)%        0.74%       15.29%

RYDEX VT LEISURE
Units                                   7,689         9,749        10,250      420,687      176,237
Unit value                        $      5.66   $      4.32   $      8.86   $     9.49   $     8.02
Net assets                        $    43,496   $    42,111   $    90,752   $3,991,650   $1,413,203
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                  - %           - %           - %          - %          - %
Total return***                         31.02%      (51.24)%       (6.67)%       18.28%      (8.88)%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                      2009          2008          2007         2006          2005
-----------------------------------------------------------------------------------------------------

RYDEX VT MID-CAP 1.5X STRATEGY
Units                                  19,380        23,187        35,481       24,100        38,356
Unit value                        $      9.51   $      6.52   $     15.06   $    15.18   $     14.34
Net assets                        $   184,231   $   151,080   $   534,207   $  365,850   $   550,129
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%         1.30%
Investment income ratio**                0.06%           - %         1.97%        0.26%           - %
Total return***                         45.86%      (56.71)%       (0.80)%        5.83%         9.28%

RYDEX VT MULTI-HEDGE STRATEGIES
Units                                   9,894        48,247         5,672            -             -
Unit value ****                   $      7.23   $      7.81   $     10.03   $    10.09   $         -
Net assets                        $    71,861   $   376,872   $    56,916   $        -   $         -
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%           - %
Investment income ratio**                0.35%         1.00%         7.38%          - %           - %
Total return***                        (7.43)%      (22.13)%       (0.56)%          - %           - %

RYDEX VT NOVA
Units                                 161,775       136,271       194,959      883,907     1,579,879
Unit value                        $      5.20   $      4.01   $      9.19   $     9.49   $      8.31
Net assets                        $   843,424   $   547,235   $ 1,791,988   $8,397,399   $13,133,634
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%         1.30%
Investment income ratio**                0.94%         1.06%         0.51%        0.90%         0.33%
Total return***                         29.68%      (56.37)%       (3.16)%       14.27%       (0.41)%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                      2009          2008          2007        2006        2005
--------------------------------------------------------------------------------------------------

RYDEX VT NASDAQ-100
Units                                 152,258        28,394       314,780     74,887       46,279
Unit value                        $      7.54   $      5.18   $      9.31   $   8.25   $     8.15
Net assets                        $ 1,148,495   $   147,066   $ 2,931,656   $618,298   $  377,076
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%      1.30%        1.30%
Investment income ratio**                  - %         0.03%         0.12%        - %          - %
Total return***                         45.56%      (44.36)%        12.83%      1.33%      (3.15)%

RYDEX VT NASDAQ-100 2X
  STRATEGY
Units                                  82,544        61,600        30,564     24,822       33,545
Unit value                        $      3.47   $      1.66   $      6.33   $   5.16   $     5.14
Net assets                        $   285,874   $    99,088   $   193,511   $128,021   $  172,258
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%      1.30%        1.30%
Investment income ratio**                  - %         0.13%         0.39%      0.07%          - %
Total return***                        109.00%      (73.78)%        22.76%      0.48%      (7.11)%

RYDEX VT PRECIOUS METALS
Units                                 195,137        65,281       117,331      8,077       94,339
Unit value                        $     21.66   $     15.15   $     25.74   $  22.48   $    19.32
Net assets                        $ 4,227,012   $   988,722   $ 3,019,828   $181,558   $1,822,935
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%      1.30%        1.30%
Investment income ratio**                  - %           - %           - %        - %          - %
Total return***                         42.97%      (41.14)%        14.48%     16.35%       15.82%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                      2009          2008          2007         2006         2005
----------------------------------------------------------------------------------------------------
RYDEX VT REAL ESTATE
Units                                 262,842        21,253        20,339      256,650      105,637
Unit value                        $      9.98   $      8.32   $     14.88   $    19.21   $    15.34
Net assets                        $ 2,622,432   $   176,658   $   302,452   $4,929,012   $1,620,160
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                3.81%         0.70%         0.33%        2.14%        2.23%
Total return***                         19.95%      (44.09)%      (22.54)%       25.23%        2.65%

RYDEX VT RETAILING
Units                                 294,010       121,607         6,254      186,739      132,534
Unit value                        $      8.12   $      5.88   $      9.15   $    10.93   $    10.37
Net assets                        $ 2,386,125   $   714,281   $    57,234   $2,042,701   $1,374,199
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                  - %           - %           - %          - %          - %
Total return***                         38.10%      (35.74)%      (16.31)%        5.44%        1.04%

RYDEX VT RUSSELL 2000 1.5X
  STRATEGY
Units                                  18,971       136,742        18,996       24,357        9,026
Unit value                        $      7.60   $      5.95   $     12.77   $    14.30   $    12.35
Net assets                        $   144,275   $   814,495   $   242,601   $  348,548   $  111,508
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                  - %         0.04%         1.70%        0.39%        0.37%
Total return***                         27.73%      (53.41)%      (10.70)%       15.78%      (0.45)%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                      2009          2008          2007        2006        2005
--------------------------------------------------------------------------------------------------
RYDEX VT RUSSELL 2000 2X
  STRATEGY
Units                                   1,515        15,106         1,077          -            -
Unit value ****                   $      3.63   $      2.79   $      8.62   $  10.30   $        -
Net assets                        $     5,524   $    42,266   $     9,289   $      -   $        -
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%      1.30%          - %
Investment income ratio**                  - %         3.80%         0.05%        - %          - %
Total return***                         30.11%      (67.63)%      (16.31)%        - %          - %

RYDEX VT S&P 500 2X STRATEGY
Units                                  16,884        17,071         9,725      8,891       15,812
Unit value                        $      4.22   $      3.01   $      9.81   $  10.18   $     8.59
Net assets                        $    71,493   $    51,413   $    95,406   $ 90,532   $  135,815
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%      1.30%        1.30%
Investment income ratio**                0.67%           - %         1.00%      0.72%        0.02%
Total return***                         40.20%      (69.32)%       (3.66)%     18.51%      (0.96)%

RYDEX VT S&P 500 PURE GROWTH
Units                                  49,567        43,820       117,402     40,307      217,341
Unit value                        $      8.15   $      5.78   $     10.02   $   9.97   $     9.88
Net assets                        $   403,006   $   253,048   $ 1,176,731   $401,851   $2,145,547
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%      1.30%        1.30%
Investment income ratio**                  - %           - %           - %        - %        0.13%
Total return***                         41.00%      (42.32)%         0.47%      0.97%      (2.51)%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                      2009          2008          2007         2006        2005
--------------------------------------------------------------------------------------------------
RYDEX VT S&P 500 PURE VALUE
Units                                  43,945        58,873        68,603      124,853     54,847
Unit value                        $      7.94   $      5.48   $     11.14   $    12.30   $  10.91
Net assets                        $   349,728   $   322,871   $   764,660   $1,535,910   $598,412
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%      1.30%
Investment income ratio**                1.94%         0.86%         1.27%        0.32%      0.97%
Total return***                         44.89%      (50.81)%       (9.38)%       12.71%    (0.19)%

RYDEX VT S&P MIDCAP 400
  PURE GROWTH
Units                                  33,824        27,629        94,377       18,244     70,626
Unit value                        $     10.62   $      7.07   $     11.55   $    11.12   $  11.26
Net assets                        $   358,061   $   194,984   $ 1,090,050   $  202,916   $794,988
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%      1.30%
Investment income ratio**                  - %           - %           - %          - %        - %
Total return***                         50.21%      (38.79)%         3.86%      (1.21)%      6.77%

RYDEX VT S&P MIDCAP 400
  PURE VALUE
Units                                 117,535        14,043        22,016       14,046      5,513
Unit value                        $      9.53   $      6.41   $     11.87   $    13.03   $  11.62
Net assets                        $ 1,122,014   $    90,062   $   261,367   $  183,011   $ 64,048
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%      1.30%
Investment income ratio**                3.88%           - %         2.26%        1.17%      0.88%
Total return***                         48.67%      (46.00)%       (8.88)%       12.15%      3.77%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                      2009          2008          2007         2006         2005
----------------------------------------------------------------------------------------------------
RYDEX VT S&P SMALLCAP 600
  PURE GROWTH
Units                                  24,636        18,316        24,037       78,516      116,227
Unit value                        $      9.13   $      7.11   $     11.30   $    11.82   $    11.45
Net assets                        $   225,129   $   130,258   $   271,723   $  927,362   $1,330,712
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                  - %           - %           - %          - %          - %
Total return***                         28.41%      (37.08)%       (4.34)%        3.20%        1.73%

RYDEX VT S&P SMALLCAP 600
  PURE VALUE
Units                                  29,750         8,412        12,709      105,058       31,656
Unit value                        $      8.34   $      5.37   $      9.92   $    13.00   $    11.39
Net assets                        $   248,476   $    45,182   $   125,967   $1,366,188   $  360,333
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                3.04%         2.57%         0.04%        0.58%          - %
Total return***                         55.31%      (45.87)%      (23.74)%       14.19%      (0.72)%

RYDEX VT STRENGTHENING DOLLAR
  2X STRATEGY
Units                                   1,004             -            42            -            -
Unit value ****                   $      5.86   $      7.27   $      7.19   $     8.42   $     9.84
Net assets                        $     5,886   $         -   $       303   $        -   $        -
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                  - %           - %           - %          - %          - %
Total return***                       (19.39)%        1.11 %      (14.66)%     (14.40)%          - %

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                      2009          2008          2007         2006         2005
----------------------------------------------------------------------------------------------------

RYDEX VT TECHNOLOGY
Units                                 844,312        40,804        58,093       40,889       27,869
Unit value                        $      5.21   $      3.50   $      6.69   $     6.33   $     6.24
Net assets                        $ 4,404,274   $   142,595   $   388,806   $  258,757   $  173,709
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                  - %           - %           - %          - %          - %
Total return***                         48.86%      (47.68)%         5.70%        1.44%      (1.23)%

RYDEX VT TELECOMMUNICATIONS
Units                                  11,409       524,132        11,374      204,184      189,042
Unit value                        $      5.31   $      4.31   $      8.22   $     7.86   $     6.87
Net assets                        $    60,581   $ 2,257,520   $    93,481   $1,605,368   $1,298,098
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                0.17%         0.69%         0.02%        1.23%          - %
Total return***                         23.20%      (47.57)%         4.60%       14.49%      (3.09)%

RYDEX VT TRANSPORTATION
Units                                  11,546        20,589         4,561      142,328      138,529
Unit value                        $      8.24   $      7.33   $     10.23   $    11.71   $    11.38
Net assets                        $    95,109   $   150,702   $    46,658   $1,666,581   $1,576,947
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                0.13%           - %           - %          - %          - %
Total return***                         12.41%      (28.35)%      (12.63)%        2.86%        3.92%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                      2009          2008          2007         2006         2005
----------------------------------------------------------------------------------------------------
RYDEX VT U.S. GOVERNMENT
  MONEY MARKET
Units                               2,095,352     2,647,128     1,186,868    1,144,022    1,080,518
Unit value                        $      7.81   $      8.15   $      8.42   $     8.46   $     8.51
Net assets                        $16,374,024   $21,581,729   $ 9,994,672   $9,683,750   $9,192,626
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                0.02%         1.97%         4.90%        5.53%        2.44%
Total return***                        (4.17)%       (3.21)%       (0.50)%      (0.55)%      (2.31)%

RYDEX VT UTILITIES
Units                                  56,730        54,230       353,523      576,207      291,931
Unit value                        $      6.00   $      5.50   $      8.16   $     7.55   $     6.52
Net assets                        $   340,003   $   298,234   $ 2,884,492   $4,349,404   $1,902,236
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                6.70%         0.09%         1.19%        2.75%        0.75%
Total return***                          9.09%      (32.60)%         8.08%       15.87%        5.92%

RYDEX VT WEAKENING DOLLAR 2X
  STRATEGY
Units                                     668         5,320         6,587      150,003            -
Unit value ****                   $     10.93   $     10.70   $     12.73   $    11.25   $    10.06
Net assets                        $     7,305   $    56,925   $    83,871   $1,687,368   $        -
Ratio of expenses to net assets*   1.30%-1.55%   1.10%-1.70%   1.10%-1.70%        1.30%        1.30%
Investment income ratio**                0.01%           - %         0.95%        0.29%          - %
Total return***                          2.15%      (15.95)%        13.13%       11.80%          - %

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                      2009          2008          2007         2006        2005
--------------------------------------------------------------------------------------------------
SBL ALL CAP VALUE
Units                                     952             -             -            -          -
Unit value                        $     13.41   $         -   $         -   $        -   $      -
Net assets                        $    12,761   $         -   $         -   $        -   $      -
Ratio of expenses to net assets*   1.10%-1.35%           - %           - %          - %        - %
Investment income ratio**                  - %           - %           - %          - %        - %
Total return***                         27.59%           - %           - %          - %        - %

SBL GLOBAL
Units                                  54,456        56,820        72,648       77,121     64,909
Unit value                        $     10.28   $      8.95   $     15.13   $    14.48   $  12.86
Net assets                        $   560,253   $   508,721   $ 1,099,572   $1,117,082   $834,470
Ratio of expenses to net assets*   1.10%-1.35%   1.10%-1.70%   1.10%-1.70%        1.10%      1.10%
Investment income ratio**                  - %           - %           - %          - %        - %
Total return***                         14.86%      (40.85)%         4.48%       12.64%      8.97%

SBL LARGE CAP VALUE
Units                                     312             -             -            -          -
Unit value                        $     12.47   $         -   $         -   $        -   $      -
Net assets                        $     3,889   $         -   $         -   $        -   $      -
Ratio of expenses to net assets*   1.10%-1.35%           - %           - %          - %        - %
Investment income ratio**                  - %           - %           - %          - %        - %
Total return***                         21.42%           - %           - %          - %        - %

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                      2009          2008          2007        2006       2005
------------------------------------------------------------------------------------------------
SBL MID CAP GROWTH
Units                                   4,882             -             -          -          -
Unit value                        $     14.48   $         -   $         -   $      -   $      -
Net assets                        $    70,663   $         -   $         -   $      -   $      -
Ratio of expenses to net assets*   1.10%-1.35%           - %           - %        - %        - %
Investment income ratio**                  - %           - %           - %        - %        - %
Total return***                         38.17%           - %           - %        - %        - %

SBL MID CAP VALUE
Units                                     724             -             -          -          -
Unit value                        $     15.31   $         -   $         -   $      -   $      -
Net assets                        $    11,092   $         -   $         -   $      -   $      -
Ratio of expenses to net assets*   1.10%-1.35%           - %           - %        - %        - %
Investment income ratio**                  - %           - %           - %        - %        - %
Total return***                         38.18%           - %           - %        - %        - %

SBL SMALL CAP VALUE
Units                                  15,834        23,757        25,677     22,876     26,914
Unit value                        $     18.86   $     12.60   $     21.38   $  20.21   $  18.56
Net assets                        $   298,553   $   299,365   $   548,822   $462,117   $499,494
Ratio of expenses to net assets*   1.10%-1.35%   1.10%-1.70%   1.10%-1.70%      1.10%      1.10%
Investment income ratio**                  - %           - %           - %        - %        - %
Total return***                         49.68%      (41.07)%         5.80%      8.86%      9.91%

                                      2009          2008          2007        2006       2005
------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
  SECURITIES
Units                                  17,211        11,071        11,394     12,503     16,982
Unit value                        $     22.62   $     13.70   $     30.29   $  24.60   $  20.07
Net assets                        $   390,516   $   151,715   $   345,166   $307,510   $340,830
Ratio of expenses to net assets*   1.45%-1.70%   1.10%-1.70%   1.10%-1.70%      1.45%      1.45%
Investment income ratio**                2.98%         2.80%         2.21%      0.92%      1.25%
Total return***                         65.11%      (54.77)%        23.14%     22.56%     22.00%

TEMPLETON FOREIGN SECURITIES
Units                                  37,892        34,533        28,804     29,583     35,291
Unit value                        $     10.19   $      7.78   $     13.64   $  12.35   $  10.63
Net assets                        $   386,182   $   268,539   $   392,830   $365,455   $375,283
Ratio of expenses to net assets*   1.45%-1.70%   1.10%-1.70%   1.10%-1.70%      1.45%      1.45%
Investment income ratio**                2.96%         2.29%         2.02%      1.32%      1.14%
Total return***                         30.98%      (42.96)%        10.40%     16.17%      5.37%

WELLS FARGO ADVANTAGE VT
  OPPORTUNITY
Units                                  21,033        35,778        39,924     19,539     19,041
Unit value                        $      9.43   $      6.67   $     11.64   $  11.41   $  10.62
Net assets                        $   198,386   $   238,704   $   464,622   $222,862   $202,235
Ratio of expenses to net assets*   1.40%-1.65%   1.10%-1.70%   1.10%-1.70%      1.40%      1.40%
Investment income ratio**                  - %         2.34%         0.26%        - %        - %
Total return***                         41.38%      (42.70)%         2.01%      7.39%      3.24%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

*These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholder's may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

**These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

****Unit value information is calculated on a daily basis, regardless of whether or not the subaccount has contract owners.

(1)   For the period from January 26, 2005 (inception date) to December 31,
      2005.

(2)   For the period from November 15, 2005 (inception date) to December 31,
      2005.

(3)   For the period from November 10, 2006 (inception date) to December 31,
      2006.

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

5.  SUBSEQUENT  EVENT

On February 15, 2010, Security Benefit Mutual Holding Company (SBMHC) entered into a definitive agreement with Guggenheim SBC Holdings LLC (the Purchaser) to sell all of the outstanding capital stock of Security Benefit Corporation (SBC), at which time SBMHC will demutualize and then be dissolved pursuant to a Demutualization and Dissolution Plan (the Plan). This transaction is expected to result in a significant contribution of capital to SBC. On February 25, 2010, a loan in the amount of $175 million was made to SBC and was contributed to SBL. At the closing of the transaction, it is expected that SBC will receive another approximately $175 million, which will also be contributed to SBL. In addition, the $175 million loan and any accrued interest will be converted into equity of SBC owned by the Purchaser.

The transaction will require certain regulatory approvals, approval by the members of SBMHC, and approval by the shareholders of the mutual funds and exchange-traded funds sponsored by affiliates of SBMHC. The SBMHC board approved the Plan in March 2010, and proxy voting materials were sent to SBMHC members in April 2010. The Kansas Insurance Commissioner has set dates for a public comment hearing for April 28, 2010, and an evidentiary hearing for May 5, 2010. A special meeting of the SBMHC members has been scheduled for May 26, 2010. The transaction is expected to close during 2010 and will result in a change of control of FSBL.

FINANCIAL STATEMENTS

First Security Benefit Life Insurance and Annuity
Company of New York (An Indirect Wholly Owned
Subsidiary of Security Benefit Mutual Holding Company)
Years Ended December 31, 2009, 2008, and 2007
With Report of Independent Registered Public
Accounting Firm

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                              Financial Statements

                  Years Ended December 31, 2009, 2008, and 2007


                                    CONTENTS

Report of Independent Registered Public Accounting Firm                      1

Audited Financial Statements

Balance Sheets                                                               2
Statements of Income                                                         3
Statements of Changes in Stockholder's Equity                                4
Statements of Cash Flows                                                     5
Notes to Financial Statements                                                6

[LOGO] ERNST & YOUNG                                ERNST & YOUNG LLP
                                                    One Kansas City Place
                                                    Suite 2500
                                                    1200 Main Street
                                                    Kansas City, MO 64105-2143

                                                    Tel: +1 816 474 5200
                                                    Fax: +1 816 480 5555
                                                    www.ey.com


       Report of Independent Registered Public Accounting Firm

The Board of Directors
First Security Benefit Life Insurance and Annuity Company of New York

We have audited the accompanying balance sheets of First Security Benefit Life Insurance and Annuity Company of New York (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2009 and 2008, and the related statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP
April 13, 2010

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                                 Balance Sheets


                                                            DECEMBER 31
                                                        2009           2008
                                                    --------------------------
                                                           (In Thousands)
 ASSETS
 Bonds available-for-sale                           $    11,118    $    12,898
 Policy loans                                               157            159
 Cash and cash equivalents                                4,246          2,944
 Deferred policy acquisition costs                        5,986          5,823
 Deferred sales inducement costs                          4,517          4,214
 Income taxes receivable                                     47            141
 Due from affiliates                                        727            162
 Reinsurance recoverable                                  1,247          1,806
 Other assets                                                94             73
 Separate account assets                                164,151        135,887
                                                    --------------------------
 Total assets                                       $   192,290    $   164,107
                                                    ==========================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy reserves and annuity account values        $    12,512    $    12,688
  Deferred income tax liability                           1,129          1,695
  Other liabilities                                         440            379
  Separate account liabilities                          164,151        135,887
                                                    --------------------------
Total liabilities                                       178,232        150,649

Stockholder's equity:
  Common stock ($10 par value; 200,000
    non-convertible shares authorized,
    issued, and outstanding)                              2,000          2,000
  Additional paid-in capital                              8,600          8,600
  Accumulated other comprehensive income                     85             47
  Retained earnings                                       3,373          2,811
                                                    --------------------------
Total stockholder's equity                               14,058         13,458
                                                    --------------------------
Total liabilities and stockholder's equity          $   192,290    $   164,107
                                                    ==========================
See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                              Statements of Income

                                                            YEAR ENDED DECEMBER 31
                                                       2009         2008        2007
                                                     ----------------------------------
                                                                (In Thousands)
Revenues:
  Asset-based fees                                   $   3,353   $   3,712   $   3,652
  Net investment income                                    630         610         594
  Other revenues                                             -           2           -
                                                     ---------------------------------
Total revenues                                           3,983       4,324       4,246


Benefits and expenses:
  Interest credited to annuity account balances            409         357         324
  Commissions and other operating expenses               2,613       3,616       3,045
                                                     ---------------------------------
Total benefits and expenses                              3,022       3,973       3,369
                                                     ---------------------------------
Income before income tax expense                           961         351         877
Income tax expense                                         399          46         175
                                                     ---------------------------------
Net income                                           $     562   $     305   $     702
                                                     =================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                  Statements of Changes in Stockholder's Equity

                                                          ACCUMULATED
                                             ADDITIONAL      OTHER                   TOTAL
                                   COMMON     PAID-IN    COMPREHENSIVE  RETAINED  STOCKHOLDER'S
                                   STOCK      CAPITAL    (LOSS) INCOME  EARNINGS     EQUITY
                                 --------------------------------------------------------------
                                                          (In Thousands)
Balance at January 1, 2007       $    2,000   $    8,600   $     (15)   $   1,804   $   12,389
 Comprehensive income:
   Net income                             -            -           -          702          702
   Other comprehensive income             -            -          71            -           71
                                                                                    -----------
 Comprehensive income                                                                      773
                                 --------------------------------------------------------------
Balance at December 31, 2007          2,000        8,600          56        2,506       13,162
 Comprehensive income:
   Net income                             -            -           -          305          305
   Other comprehensive loss               -            -          (9)           -           (9)
                                                                                    -----------
 Comprehensive income                                                                      296
                                 --------------------------------------------------------------
Balance at December 31, 2008          2,000        8,600          47        2,811       13,458
 Comprehensive income:
   Net income                             -            -           -          562          562
   Other comprehensive income             -            -          38            -           38
                                                                                    -----------
 Comprehensive income                                                                      600
                                 --------------------------------------------------------------
Balance at December 31, 2009     $    2,000   $    8,600   $      85    $   3,373   $   14,058
                                 ==============================================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                            Statements of Cash Flows


                                                                            YEAR ENDED DECEMBER 31
                                                                      2009           2008         2007
                                                                    ----------------------------------------
                                                                               (In Thousands)
OPERATING ACTIVITIES
Net income                                                          $       562     $     305    $      702
Adjustments to reconcile net income to net cash and cash
  equivalents provided by (used in) operating activities:
    Interest credited to annuity account balances                           409           357           324
    Policy acquisition costs deferred                                      (902)       (1,382)       (2,198)
    Amortization of deferred policy acquisition costs                       712           896           714
    Sales inducement costs deferred                                        (420)         (512)       (1,408)
    Amortization of sales inducement costs                                  117           975           685
    Deferred income taxes                                                  (591)        1,172           486
    Change in assets and liabilities:
      Income taxes receivable                                                94            32          (135)
      Due from/to affiliates                                               (565)         (486)          651
      Other assets                                                          (21)           79          (172)
      Other liabilities                                                      61             3           230
      Other changes in operating assets and liabilities                    (155)          252           255
                                                                    ----------------------------------------
Net cash and cash equivalents provided by (used in)
  operating activities                                                     (699)        1,691           134

INVESTING ACTIVITIES
Sales, maturities, or repayments of bonds available-for-sale              3,450         3,099         1,700
Acquisitions of bonds available-for-sale                                 (1,603)       (4,817)       (4,174)
Net decrease (increase) in policy loans                                       2           (29)         (130)
                                                                    ----------------------------------------
Net cash and cash equivalents provided by (used in)
   investing activities                                                   1,849        (1,747)       (2,604)

FINANCING ACTIVITIES
Deposits to annuity account balances                                        918          5,671        4,471
Withdrawals from annuity account balances                                  (766)        (3,794)      (2,782)
                                                                    ----------------------------------------
Net cash and cash equivalents provided by financing
   Activities                                                               152          1,877        1,689
                                                                    ----------------------------------------

Increase (decrease) in cash and cash equivalents                          1,302          1,821         (781)
Cash and cash equivalents at beginning of year                            2,944          1,123        1,904
                                                                    ----------------------------------------
Cash and cash equivalents at end of year                            $     4,246     $    2,944   $    1,123
                                                                    ========================================
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid (received) during the year for:
  Income taxes                                                      $       896     $   (1,158)  $     (176)
                                                                    ========================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                          Notes to Financial Statements

                                December 31, 2009

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND OPERATIONS

First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company's business activities are concentrated in the sale of variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Corporation, which is a wholly owned subsidiary of Security Benefit Mutual Holding Company (SBMHC).

USE OF ESTIMATES

The preparation of financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. Actual results could differ from those estimates.

ACCOUNTING CHANGES

In June 2009, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 168, The FASB Accounting Standards Codification(TM) and the Hierarchy of Generally Accepted Accounting Principles, which was subsequently incorporated into Accounting Standards Codification (ASC) Subtopic 105-10, Generally Accepted Accounting Principles - Overall. This guidance replaces SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles, and established the FASB Accounting Standards Codification as the source of authoritative accounting principles recognized by the FASB to be applied by non-governmental entities in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). This guidance replaced previous guidance related to the same issue and became effective for interim and annual reporting periods ending after September 15, 2009. The Company adopted the guidance and the adoption did not have a material impact on the financial statements.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In September 2009, the FASB issued Accounting Standards Update (ASU) 2009-12, Fair Value Measurements and Disclosures (Topic 820), Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent). ASU 2009-12 provides guidance on measuring the fair value of certain alternative investments and amends ASC Topic 820 to offer investors a practical means for measuring the fair value of investments in certain entities that calculate net asset value per share. ASU 2009-12 is effective for periods ending after December 15, 2009. The Company adopted this guidance effective December 31, 2009 and the adoption did not have a material impact on the financial statements.

In August 2009, the FASB issued ASU 2009-05, Fair Value Measurements and Disclosures (Topic 820), Measuring Liabilities at Fair Value, to provide additional guidance on measuring the fair value of liabilities. The update provides clarification when a quoted price in an active market for the identical liability is not available. ASU 2009-05 clarifies that the quoted price for the identical liability, when traded as an asset in an active market, is also a Level 1 measurement for that liability when no adjustment to the quoted price is required. ASU 2009-5 is effective for the first reporting period beginning after issuance, which for the Company is January 1, 2010. Management is still evaluating the impact this guidance will have on the financial statements.

In May 2009, the FASB issued new guidance that established general accounting standards and disclosure requirements for events occurring subsequent to the balance sheet date, but before the financial statements are issued. This guidance is effective for interim and annual accounting periods ending after June 15, 2009. The Company adopted this guidance effective December 31, 2009, and the adoption did not have a material impact on the financial statements.

In April 2009, the FASB issued FASB Staff Position (FSP) FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments, which was subsequently incorporated into FASB ASC Subtopic 320-10, Investments - Debt and Equity Securities - Overall. This new guidance relates to the recognition and presentation of other-than-temporary impairment (OTTI) and requires additional disclosures. The recognition guidance applies to debt securities classified as available-for-sale and held-to-maturity. The presentation and disclosure guidance applies to debt and equity securities. The guidance requires an entity to bifurcate any

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

OTTI on debt securities between credit and non-credit impairments and establishes the accounting treatment for each aspect, in current and subsequent periods. A cumulative effect adjustment is required to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to other comprehensive income. This guidance became effective for financial statements issued for interim and annual periods ending after June 15, 2009. The Company has adopted this guidance effective January 1, 2009 and the adoption did not have a material impact on the financial statements.

In January 2010, the FASB issued authoritative guidance that requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs, and valuation techniques. Specifically, reporting entities now must disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, in the reconciliation for Level 3 fair value measurements, a reporting entity should separately present information about purchases, sales, issuances, and settlements. The guidance clarifies that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities for disclosure of fair value measurement, considering the level of disaggregated information required by other applicable GAAP guidance and should also provide disclosures about the valuation techniques and inputs used to measure fair value for each class of assets and liabilities. This guidance will be effective for the Company on January 1, 2010 except for the disclosures about purchases, sales, issuances, and settlements in the reconciliation for Level 3 fair value measurements, which will be effective for the Company on January 1, 2011. This guidance will not have a material impact on the financial statements.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Bonds are classified as available-for-sale and carried at fair value with related unrealized gains and losses reflected as a component of other comprehensive income (loss), net of applicable income taxes. Premiums and discounts are amortized using the effective interest rate method applied over the estimated lives of the assets adjusted for prepayment activity. Realized capital gains and losses on sales of investments are determined using the specific identification method. If it is determined that a decline in fair value of a bond is other-than-temporary, unrealized losses are bifurcated between credit and non-credit related impairments. Credit related impairments are recognized in earnings and non-credit related impairments are reported as a component of equity.

Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days.

DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

To the extent recoverable from future policy revenues and gross profits, commissions and other policy issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs, but are included in deferred sales inducement costs on the balance sheets. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of expected gross profits from investment (gross blended separate account return assumption of 11.5% for 2010 through 2014, and 8.5% thereafter), mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in equity as a component of other comprehensive income or loss, net of applicable income taxes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverage by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.

An analysis of the deferred policy acquisition costs asset balance is presented below for the years ended December 31:

                                                        2009         2008
                                                      --------------------
                                                          (In Thousands)

   Balance at beginning of year                       $  5,823   $  5,659
    Cost deferred during the year                          902      1,382
    Amortized to expense during the year                  (712)      (896)
    Effect of unrealized gains                             (27)      (322)
                                                      --------------------
   Balance at end of year                             $  5,986   $  5,823
                                                      ====================


Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 7.75% and 12.35% of the December 31, 2009 deferred policy acquisition costs balance in each of the years 2010 through 2014.

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

                                                    2009         2008
                                                 -----------------------
                                                      (In Thousands)

   Balance at beginning of year                  $   4,214    $   4,677
    Costs deferred during year                         420          512
    Amortized to expense during year                  (117)        (975)
                                                 -----------------------
   Balance at end of year                        $   4,517    $   4,214
                                                 =======================

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value and the separate account liabilities are carried at equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the statements of income. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and therefore are not included in investment income in the accompanying statements of income.

Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

POLICY RESERVES AND ANNUITY ACCOUNT VALUES

Liabilities for future policy benefits for deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 2.0% to 5.0% during 2009, 2.0% to 5.65% during 2008, and 3.0% to 5.8% during 2007.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECOGNITION OF REVENUES

Revenues from deferred annuities consist of policy charges for the mortality and expense risk charge, policy administration charges, and surrender and maintenance charges assessed against contract holder account balances during the period and are recognized as earned.

DEFERRED INCOME TAXES

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's statements of income as a component of income tax expense, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty regarding the ability to realize the benefit.

STATUTORY FINANCIAL INFORMATION

The Company's statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. New York has adopted the National Association of Insurance Commissioners' (NAIC) statutory accounting practices as the basis of its statutory accounting practices.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In addition, the Commissioner of the New York Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Under the laws of the state of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6,000,000. Of this amount, $4,000,000, which is the Company's minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.

Statutory capital and surplus of the insurance operations were $10,708,000 and $9,758,000 at December 31, 2009 and 2008, respectively. Statutory net income
(loss) of the insurance operations was $819,000, $(1,371,000), and $(197,000) for the years ended December 31, 2009, 2008, and 2007, respectively.

The payment of dividends by the Company to its shareholder is limited and can only be made from earned profits unless prior approval is received from the New York Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2010, the Company is allowed to pay dividends of $871,000 without prior approval of the New York Insurance Commissioner.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' financial statements have been reclassified to conform to the current year's presentation.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

2. INVESTMENTS

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds available-for-sale at December 31, 2009 and 2008 is as follows:

                                                                      2009
                                        --------------------------------------------------------------
                                                             GROSS           GROSS
                                          AMORTIZED        UNREALIZED      UNREALIZED          FAIR
                                            COST             GAINS           LOSSES            VALUE
                                        --------------------------------------------------------------
                                                                (In Thousands)
   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies          $      1,081   $          50   $           -   $        1,131
   Obligations of government-
     sponsored enterprises                     9,553             434               -            9,987
                                        --------------------------------------------------------------
   Total bonds                          $     10,634   $         484   $           -   $       11,118
                                        ==============================================================

                                                                      2008
                                        --------------------------------------------------------------
                                                               GROSS           GROSS
                                            AMORTIZED        UNREALIZED      UNREALIZED         FAIR
                                              COST             GAINS           LOSSES           VALUE
                                        --------------------------------------------------------------
                                                                (In Thousands)
   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies          $      1,081   $          95   $           -   $        1,176
   Obligations of government-
     sponsored enterprises                    11,423             299               -           11,722
                                        --------------------------------------------------------------
   Total bonds                          $     12,504   $         394   $           -   $       12,898
                                        ==============================================================

At December 31, 2009 and 2008, the Company had no securities in an unrealized loss position.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

The amortized cost and fair value of bonds available-for-sale at December 31, 2009, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without penalties.

                                                         AMORTIZED      FAIR
                                                           COST        VALUE
                                                     ---------------------------
                                                             (In Thousands)

   Due after one year through five years             $     1,081     $     1,131
   Obligations of government-sponsored enterprises         9,553           9,987
                                                     ---------------------------
                                                     $    10,634     $    11,118
                                                     ===========================

At December 31, 2009, bonds available-for-sale with a fair value of $604,000 were held in joint custody with the New York Insurance Department to comply with statutory regulations.

Major categories of net investment income for the years ended December 31, 2009, 2008, and 2007 are summarized as follows:

                                            2009          2008            2007
                                          -------------------------------------
                                                       (In Thousands)

   Interest on bonds                      $      606   $       590   $      540
   Other                                          24            20           54
                                          -------------------------------------
   Net investment income                  $      630   $       610   $      594
                                          =====================================

Proceeds from the sale of bonds available-for-sale and related gains for 2008 were $450,035 and $35, respectively, while there were no sales of bonds available-for-sale during the years ended December 31, 2009 and 2007.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

3. OTHER COMPREHENSIVE INCOME

The components of other comprehensive income (loss) are as follows:

                                                                    UNREALIZED
                                                                  GAINS (LOSSES)
                                                                  ON AVAILABLE-
                                                                     FOR-SALE
                                                                    SECURITIES
                                                                  --------------
                                                                  (In Thousands)

   Accumulated other comprehensive loss at January 1, 2007        $        (15)
    Other comprehensive income (loss):
      Unrealized gains on available-for-sale securities                    120
      Change in deferred income taxes                                      (49)
                                                                  -------------
    Total other comprehensive income                                        71
                                                                  -------------
   Accumulated other comprehensive income at December 31, 2007              56
    Other comprehensive income (loss):
      Unrealized gains on available-for-sale securities                    306
      Effect on deferred policy acquisition costs                         (322)
      Change in deferred income taxes                                        7
                                                                  -------------
    Total other comprehensive loss                                          (9)
                                                                  -------------
   Accumulated other comprehensive income at December 31, 2008              47
    Other comprehensive income (loss):
      Unrealized gains on available-for-sale securities                     90
      Effect on deferred policy acquisition costs                          (27)
      Change in deferred income taxes                                      (25)
                                                                  -------------
    Total other comprehensive income                                        38
                                                                  -------------
   Accumulated other comprehensive income at December 31, 2009    $         85
                                                                  =============
4. INCOME TAXES

The Company files a consolidated life/non-life federal and state income tax return with SBMHC and its subsidiaries. Income taxes are allocated to the Company as if it filed a separate return. With few exceptions, the Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2004. The Internal Revenue Service (IRS) is not currently examining any of the Company's federal tax returns. The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

4. INCOME TAXES (CONTINUED)

benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, deferred policy acquisition costs, deferred sales inducement costs, and unrealized capital gains and losses on bonds available-for-sale.

Deferred income taxes consist of the following for the years ended as of December 31, 2009 and 2008:

                                                        2009         2008
                                                   ----------------------------
                                                           (In Thousands)

   Deferred income tax liabilities                 $    (3,935)  $      (3,783)
   Deferred income tax assets                            2,806           2,088
                                                   ----------------------------
   Net deferred income tax liability               $    (1,129)  $      (1,695)
                                                   ============================

Income tax expense (benefit) consists of the following for the years ended December 31, 2009, 2008, and 2007:

                                            2009         2008           2007
                                        ----------------------------------------
                                                    (In Thousands)

   Current expense (benefit)            $     990   $      (1,126)  $      (311)
   Deferred expense (benefit)                (591)          1,172           486
                                        ----------------------------------------
   Income tax expense                   $     399   $          46   $       175
                                        ========================================

Included in the deferred income tax assets at December 31, 2009 is a net operating loss (NOL) of $267,000 that is available to offset future income. The NOL is available for use until 2029.

The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to the dividends received deduction (DRD) and state income taxes. At December 31, 2009 and 2008, income taxes (payable to) receivable from affiliates were $-0- and $(101,000), respectively, included in income taxes receivable or payable on the balance sheets.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

4. INCOME TAXES (CONTINUED)

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue final regulations with respect to certain computational aspects of the DRD related to separate account assets held in connection with variable life insurance and annuity contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope, and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that any such regulations would likely apply only prospectively. Additionally, included in the Administration's 2011 Revenue Proposals is a provision to modify the DRD for life insurance companies separate accounts, which if enacted could significantly reduce the DRD tax benefits the Company receives, prospectively, beginning in 2011. For the years ended December 31, 2009, 2008, and 2007, the Company recorded an accrued benefit related to the separate account DRD of approximately $76,000, $302,000, and $397,000, respectively.

The Company recognizes interest accrued related to the unrecognized tax benefits in interest expense.

On March 19, 2010, SBMHC filed consolidated refund claims with the Internal Revenue Service for 2003 pursuant to Revenue Procedure 2009-52. This Revenue Procedure provided the guidance for the provision of The American Recovery and Reinvestment Act of 2009 which extended the carry back of the 2008 or 2009 NOLs for up to five years. With the carry back to 2003, the Company could be subject to examinations by the Internal Revenue Service for this year.

5. RELATED-PARTY TRANSACTIONS

The Company paid $174,000, $154,000, and $441,000 in 2009, 2008, and 2007,
respectively, to affiliates for providing management, investment, and administrative services. These expenses are included in commissions and other operating expenses in the statements of income.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

5. RELATED-PARTY TRANSACTIONS (CONTINUED)

The Company received $326,000, $376,000, and $36,000 in 2009, 2008, and 2007,
respectively, from affiliates for revenue sharing fees. These revenues are included in asset-based fees in the statements of income.

The Company has a receivable from its affiliates of $727,000 and $162,000 for the years ended December 31, 2009 and 2008, respectively.

6. CONDENSED FAIR VALUE INFORMATION

FASB ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value, and expands disclosures regarding fair value measurements. FASB ASC Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

In accordance with FASB ASC Topic 820, the Company groups its financial assets and liabilities measured at fair value in three levels, based on the inputs and assumptions used to determine the fair value. These levels are as follows:

  Level 1 - Valuations are based on unadjusted quoted prices in active markets for identical assets or liabilities.

  Level 2 - Valuations are based upon quoted prices for instruments similar to other instruments in active markets, quoted prices for instruments in inactive markets, and valuation techniques for which significant assumptions are observable in the market. Valuations are obtained from third-party pricing services or inputs that are observable or derived principally from or corroborated by observable market data.

  Level 3 - Valuations of assets and liabilities are generated from techniques that use significant assumptions not observable in the market, such as option pricing models, discounted cash flow models, and spread-based models using the best information available in the circumstances.

                    First Security Benefit Life Insurance
                       and Annuity Company of New York
                   (An Indirect Wholly Owned Subsidiary of
                   Security Benefit Mutual Holding Company)

                  Notes to Financial Statements (continued)

6. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

Assets measured at fair value on a recurring basis as of December 31, 2009 and 2008 are as follows:

                                                            2009
                                      ------------------------------------------
                                                FAIR VALUE HIERARCHY LEVEL
                                                --------------------------------
                                      FAIR VALUE  LEVEL 1    LEVEL 2     LEVEL 3
                                      ------------------------------------------
                                                       (In Thousands)

   Cash equivalents                   $   4,152  $    4,152  $       -  $      -
   U.S. Treasury securities and
     obligations of U.S. government
     corporation and agencies             1,131           -      1,131         -
   Obligation of government-
     sponsored enterprises                9,987           -      9,987         -
   Separate account assets              164,151     164,151          -         -
                                      ------------------------------------------
   Total assets                       $ 179,421  $  168,303  $  11,118  $      -
                                      ==========================================

                                                            2008
                                      ------------------------------------------
                                                  FAIR VALUE HIERARCHY LEVEL
                                                  ------------------------------
                                      FAIR VALUE   LEVEL 1   LEVEL 2     LEVEL 3
                                      ------------------------------------------
                                                       (In Thousands)

   Cash equivalents                   $     441  $      441  $       -  $      -
   U.S. Treasury securities and
    obligations of U.S. government
    corporation and agencies              1,176           -      1,176         -
   Obligation of government-
    sponsored enterprises                11,722           -     11,002       720
   Separate account assets              135,887     135,887          -         -
                                      ------------------------------------------
   Total assets                       $ 149,226  $  136,328  $  12,178  $    720
                                      ==========================================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

6. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

The changes for all Level 3 assets measured at fair value on a recurring basis using significant unobservable inputs for the years ended December 31, 2009 and 2008 are as follows:

                                                           2009         2008
                                                    ----------------------------
                                                      OBLIGATION OF GOVERNMENT-
                                                         SPONSORED ENTITIES
                                                    ----------------------------
                                                             (In Thousands)

   Fair value beginning balance                     $       720   $           -
     Total realized/unrealized gains and losses
      included in other comprehensive income                  -              12
     Purchases, issuances, sales, and settlements             -             708
     Transfers in (out) of Level 3                         (720)              -
                                                    ----------------------------
   Fair value ending balance                        $         -   $         720
                                                    ============================


The Company had one transfer out of Level 3 for the year ended December 31, 2009. The asset transferred out of level 3 during 2009 is one for which the Company was able to obtain pricing from a recognized third party pricing vendor.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

6. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and cash equivalents: Because of the nature of these assets, carrying amount approximates fair value. Fair value of cash equivalents is determined using public quotations, when available.

   Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, applicable market indices, or by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

   Investment-type insurance contracts: The fair values of the Company's reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, non-performance, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity, and other policy contracts that involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed.

   Policy loans: Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

   Separate account assets and liabilities: The assets held in the separate account consist of actively traded mutual funds that have daily quoted net asset values and are carried at quoted market values or, where quoted market values are not available, at fair market values as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the balance sheets approximate their fair values.

                    First Security Benefit Life Insurance
                       and Annuity Company of New York
                   (An Indirect Wholly Owned Subsidiary of
                  Security Benefit Mutual Holding Company)

                  Notes to Financial Statements (continued)

6. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

FASB ASC Topic 825, Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value.

FASB ASC Topic 825 excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                           DECEMBER 31, 2009         DECEMBER 31, 2008
                                     -------------------------------------------------------------
                                           CARRYING      FAIR       CARRYING       FAIR
                                           AMOUNT       VALUE        AMOUNT       VALUE
                                     -------------------------------------------------------------
                                                          (In Thousands)

   Cash and cash equivalents         $       4,246    $      4,246     $     2,944     $     2,944
   Bonds (Note 2)                           11,118          11,118          12,898          12,898
   Policy loans                                157             158             159             162
   Separate account assets                 164,151         164,151         135,887         135,887
   Individual and group
     annuities                             (11,108)         (9,291)        (10,723)        (10,535)
   Separate account liabilities           (164,151)       (164,151)       (135,887)       (135,887)

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

7. REINSURANCE

Principal reinsurance ceded transactions for the years ended December 31, 2009, 2008, and 2007 are summarized as follows, with the balances resulting from the 2004 and 1995 transfers of the Company's life insurance business to an affiliate:

                                          2009           2008           2007
                                     -----------------------------------------
   Reinsurance ceded:
    Premiums paid                    $   229,388    $   152,293    $   198,529
                                     =========================================
    Claim recoveries                 $     2,000    $    15,500    $    16,870
                                     =========================================
    Surrenders recovered             $       502    $         2    $     2,101
                                     =========================================

All of the individual life insurance as well as the living benefit riders of the Company are reinsured 100% with Security Benefit Life Insurance Company (SBL), a stock life insurance company, which is an indirect wholly owned subsidiary of SBMHC. In the accompanying financial statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if its reinsurer is unable to meet its contractual obligations under the applicable reinsurance agreement. The Company evaluates the financial condition of its reinsurer to minimize its exposure to credit risk and losses from reinsurance insolvencies. At December 31, 2009 and 2008, the Company had established receivables totaling $1,247,000 and $1,806,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurer. Life insurance in force ceded at December 31, 2009 and 2008 was $205,000 and $209,000, respectively.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and the investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of annuity contract holders. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB), the guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers two primary GMDB types:

   o RETURN OF PREMIUM DEATH BENEFIT provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

   o STEP-UP DEATH BENEFIT provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is either annual or five-year. For most contracts, the GMDB locks in at an age specified in the contract (this age varies by product).

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

                                      2009                          2008
                      ----------------------------------------------------------
                                           WEIGHTED-                   WEIGHTED-
                                      NET   AVERAGE              NET    AVERAGE
                       ACCOUNT      AMOUNT ATTAINED   ACCOUNT   AMOUNT  ATTAINED
                        VALUE      AT RISK    AGE      VALUE   AT RISK    AGE
                      ----------------------------------------------------------
                                       (Dollars in Thousands)
   Return of
     premium          $  94,681    $  5,127   63     $  73,206 $ 15,341     63

   Step-up               72,683       8,821   65        64,518   20,676     64
                      ---------------------          ------------------
   Total GMDB         $ 167,364    $ 13,948   64     $ 137,724 $ 36,017     63
                      =====================          ==================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The liabilities for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2009 and 2008 were $399,000 and $576,000, respectively. These liabilities are included in the policy reserves and annuity account values in the balance sheets. The GMWB and GMIB liabilities are 100% reinsured to SBL, so no net liabilities for these benefits are reflected in the general account as of December 31, 2009 and 2008.

The Company's GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments.

The Company will recalculate its GMDB, GMWB, and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the income statement as benefit expense. The Company regularly reviews the assumptions used in the GMDB, GMWB, and GMIB reserve calculations and will adjust the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company's reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2009:

   o Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

   o  Mean long-term gross blended separate account growth rate of 8.5%.

   o  Long-term equity volatility of 18%.

   o  Long-term bond volatility of 5%.

   o  Mortality is 100% of Annuity 2000 table.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

   o Asset fees are equal to fund management fees and product loads (varies by product).

   o  Discount rate is equivalent to the credited rate (varies by product).

   o  Lapse rates vary by product and duration.

The following assumptions were used to determine the GMWB reserves classified under ASC Topic 820 as of December 31, 2009:

   o Data used was based on current market conditions and projections involving 1,000 risk-neutral stochastic scenarios.

   o  Mortality is 100% of Annuity 2000 table.

   o Asset fees are equal to fund management fees and product loads (varies by product).

   o Current volatility surface (3 months to 5 years) of 22% graded to 28% at year 5, graded to 21% at year 30, and graded to the long-term average of 18% at end of projection year 60.

   o Discount rate used is the levelized forward swap rate plus an option-adjusted spread from the Merill Lynch corporate insurance bond index.

   o  Policyholder lapse rates are set to 90% of the assumed base lapses.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

9. LEASE COMMITMENTS

The Company has aggregate future lease commitments at December 31, 2009 of $10,000 for non-cancelable operating leases in 2010 and $-0- for the years thereafter. Office rent expense of $29,000 in 2009, $27,000 in 2008, and $29,000 in 2007 is included in commissions and other operating expenses in the statements of income.

10. SUBSEQUENT EVENTS

On February 15, 2010, SBMHC entered into a definitive agreement with Guggenheim SBC Holdings LLC (the Purchaser) to sell all of the outstanding capital stock of Security Benefit Corporation (SBC), at which time SBMHC will demutualize and then be dissolved pursuant to a Demutualization and Dissolution Plan (the Plan). This transaction is expected to result in a significant contribution of capital to SBC. On February 25, 2010, a loan in the amount of $175 million was made to SBC and was contributed to SBL. At the closing of the transaction, it is expected that SBC will receive another approximately $175 million, which will also be contributed to SBL. In addition, the $175 million loan and any accrued interest will be converted into equity of SBC owned by the Purchaser.

The transaction will require certain regulatory approvals, approval by the members of SBMHC, and approval by the shareholders of the mutual funds and exchange-traded funds sponsored by affiliates of SBMHC. The SBMHC board approved the Plan in March 2010, and proxy voting materials were sent to SBMHC members in April 2010. The Kansas Insurance Commissioner has set dates for a public comment hearing for April 28, 2010, and an evidentiary hearing for May 5, 2010. A special meeting of the SBMHC members has been scheduled for May 26, 2010. The transaction is expected to close during 2010 and will result in a change of control of the Company.

Subsequent events have been evaluated through April 13, 2010, which is the date the financial statements were issued.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

11. COMMITMENTS AND CONTINGENCIES

New York Market Conduct Matter: The New York Insurance Department (NYID) conducted its regularly scheduled market conduct examination of the Company beginning in November 2007 for fiscal years 2004-2006. The Company received the examination report in February 2010. Seven violations or recommendations appeared in the examination report. The primary issues and findings of the examination report concerned the processing of annuity replacements (e.g., procedures taken when the Company replaces an annuity from a third-party insurer with a new annuity issued by the Company). The NYID proposed a penalty of $25,000 for the violations outlined in the examination report, which the Company accepted. At December 31, 2009, the Company had accrued for penalties arising from examination.

Other Legal and Regulatory Matters: In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company's results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.

Various legal proceedings and other matters have arisen in the ordinary course of the Company's business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company's ultimate liability, if any, resulting from such matters will not be material to its results of operations or its financial condition.

                                     PART C
                                OTHER INFORMATION


Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

     The following financial statements are included in Part B of the Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009; and (2) the audited financial statements of Variable Annuity Account A - AdvisorDesigns Variable Annuity at December 31, 2009, and for each of the specified periods ended December 31, 2009 and 2008.

     (b)  Exhibits

     (1) Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(c)

     (2)  Not Applicable

     (3)  (a)  Distribution Agreement(d)

               (i)  Amendments Nos. 1 and 2(j)

          (b)  Marketing Organization Agreement(c)

               (i) Amendment to Marketing Organization Agreement - Anti-Money Laundering Requirement(j)

          (c)  Commission Schedule(i)

          (d)  Third Party Sales Agreement(i)

     (4)  (a)  Individual Contract (Form FSB216 10-01)(d)

          (b)  Individual Contract - Unisex (Form FSB216 10-01U)(d)

          (c)  Annual Stepped Up Death Benefit Rider (Form FSB218 10-01)(c)

          (d)  Credit Enhancement Rider (Form FSB222 7-02)(d)

          (e)  Alternate Withdrawal Charge Rider (Form FSB223 10-01)(c)

          (f)  Asset Allocation Rider (Form FSB225 10-01)(c)

          (g)  Dollar Cost Averaging Rider (Form FSB226 10-01)(c)

          (h)  TSA Endorsement (Form FSB202 R2-97)(a)

          (i)  IRA Endorsement (Form FSB203 R2-97)(a)

          (j)  Roth IRA Endorsement (Form FSB206 11-97)(b)

          (k)  Disability Rider (Form FSB220 10-01)(c)

          (l)  Bonus Credit Endorsement (Form FSB238 7-02)(e)

          (m)  Guaranteed Minimum Income Benefit Rider (Form FSB240 5-04)(f)

          (n)  Guaranteed Minimum Withdrawal Benefit Rider (Form FSB241 5-04)(f)

     (5)  (a)  Individual Application (Form FSB217 (6-07))

          (b)  Application Supplement (Form FSB217 SUPP A (6-07))(q)

          (c)  Application Supplement (Form FSB217 SUPP B (6-07))(q)

          (d)  Individual Application (Form FSB217 (3-10)

     (6) (a) Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York(j)

          (b) Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(j)

               (i) Amended & Restated Article IX of First Security Benefit Life Insurance and Annuity Company of New York's Bylaws(n)

     (7)  Automatic Reinsurance Agreement(i)

     (8)  (a)  Participation Agreement - AIM(i)

               (i)  Amendment Nos. 1 and 2(i)

               (ii) Amendment No. 3(k)

          (b)  Participation Agreement - Dreyfus(g)

               (i)  Amendment No. 1(k)

          (c)  Participation Agreement - Federated(i)

               (i)  Amendment No. 1(i)

          (d)  Participation Agreement - Fidelity(o)

          (e) Participation Agreement - Neuberger Berman(i) (i) Amendment Nos. 1 and 2(i)

          (f)  Participation Agreement - Oppenheimer(g)

               (i)  Amendment No. 1(g)

               (ii) Amendment No. 2(k)

          (g)  Participation Agreement - PIMCO(y)

               (i)  Amendment No. 1(g)

               (ii) Amendment Nos. 2 and 3(k)

          (h)  Participation Agreement - Potomac(k)

               (i)  Amendment No. 1 and 2(k)

          (i)  Participation Agreement - Rydex(r)

          (j)  Participation Agreement - Van Kampen(h)

          (i)  Amendment No. 1(k)

          (k)  Participation Agreement - Wells Fargo (Strong)(d)

          (m)  Information Sharing Agreement - AIM(l)

          (n)  Information Sharing Agreement - Dreyfus(l)

          (o)  Information Sharing Agreement - Federated(m)

          (p)  Information Sharing Agreement - Fidelity(m)

          (q)  Information Sharing Agreement - Neuberger Berman(l)

          (r)  Information Sharing Agreement - Oppenheimer(l)

          (s)  Information Sharing Agreement - PIMCO(l)

          (t)  Information Sharing Agreement - Potomac(m)

          (u)  Information Sharing Agreement - Rydex(l)

          (v)  Information Sharing Agreement - Van Kampen(l)

          (w)  Information Sharing Agreement - Wells Fargo(m)

          (x)  Participation Agreement - Franklin/Templeton Distributors,
               Inc.(p)

          (y) Information Sharing Agreement - Franklin/Templeton Distributors, Inc.(p)

     (9)  Opinion of Counsel(c)

     (10) (a)  Consent of Independent Registered Public Accounting Firm

     (11) Not Applicable

     (12) Not Applicable

     (13) Powers of Attorney of Wayne S. Diviney, Stephen R. Herbert, Stephen A. Crane, Katherine P. White, John F. Frye, John F. Guyot, Richard M. Goldman and Kalman Bakk, Jr.(p)

(a) Incorporated herein by reference to the Exhibits filed with the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, File No. 33-83240 (filed April 30, 1998).

(b) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed May 1, 2000). (c) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002). (d) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed July 19, 2002).

(e) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed February 28, 2003).

(f) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed August 11, 2004).

(g) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed November 18, 2004).

(h) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2006).

(i) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006).

(j) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed April 28, 2006) (k) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).

(l) Incorporated herein by reference to Exhibits filed with Registration Statement No. 33-85592 (filed April 27, 2007).

(m) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

(n) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2008).

(o) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2008).

(p) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2009).

(q) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 30, 2009).

(r) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2010).

Item 25. Directors and Officers of the Depositor

              -----------------------------------------------------------------------------------------------------
              NAME AND PRINCIPAL BUSINESS ADDRESS          POSITIONS AND OFFICES WITH DEPOSITOR
              -----------------------------------------------------------------------------------------------------
              Howard R. Fricke*                            Chairman of the Board, CEO, President, and Director
              -----------------------------------------------------------------------------------------------------
              Peggy S. Avey                                Assistant Vice President, Chief Administrative
              800 Westchester Ave., Suite 641 N            Officer, and Assistant Secretary
              Rye Brook, New York 10573
              -----------------------------------------------------------------------------------------------------


              -----------------------------------------------------------------------------------------------------
              NAME AND PRINCIPAL BUSINESS ADDRESS          POSITIONS AND OFFICES WITH DEPOSITOR
              -----------------------------------------------------------------------------------------------------
              Kalman Bakk, Jr.*                            Director
              -----------------------------------------------------------------------------------------------------
              Christopher L. Phalen*                       Chief Investment Officer- Fixed Income
              -----------------------------------------------------------------------------------------------------
              John F. Guyot*                               Vice President, General Counsel, Secretary, and
                                                           Director
              -----------------------------------------------------------------------------------------------------
              Richard M. Goldman                           Director
              Connecticut Business Center
              6 Landmark Square #471
              Stamford, CT 06901-2704
              -----------------------------------------------------------------------------------------------------
              John F. Frye*                                Vice President and Chief Financial Officer, Treasurer
                                                           and Director
              -----------------------------------------------------------------------------------------------------
              Wayne S. Diviney                             Director
              9496 Bay Front Drive
              Norfolk, VA 23518
              -----------------------------------------------------------------------------------------------------
              Stephen A. Crane                             Director
              480 Park Avenue
              New York, NY 10022
              -----------------------------------------------------------------------------------------------------
              Stephen R. Herbert                           Director
              1100 Summer Street
              Stamford, CT 06905
              -----------------------------------------------------------------------------------------------------
              Katherine P. White                           Director
              1035 5th Avenue, Apt. 14D
              New York, NY 10028
              -----------------------------------------------------------------------------------------------------
              Jeanne R. Slusher*                           Assistant Vice President and Auditor
              -----------------------------------------------------------------------------------------------------
              Roger S. Offerman*                           Product Development Actuary
              -----------------------------------------------------------------------------------------------------
              Amy J. Lee*                                  Associate General Counsel
              -----------------------------------------------------------------------------------------------------
              Christopher D. Swickard*                     Assistant General Counsel
              -----------------------------------------------------------------------------------------------------
              Carmen R. Hill*                              Chief Compliance Officer
              -----------------------------------------------------------------------------------------------------
              *Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is wholly owned by Security Benefit Corporation, which is wholly owned by Security Benefit Mutual Holding Company (SBMHC). As of December 31, 2009, no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.

         The following chart indicates the persons controlled by or under common control with Variable Annuity Account A or First Security Benefit Life Insurance and Annuity Company of New York:

                                                                                           Percent of Voting
                                                                                             Securities Owned
                                                                     Jurisdiction of            by SBMHC
                                      Name                            Incorporation      (directly or indirectly)

               Security Benefit Mutual Holding Company (Holding
                                    Company)                              Kansas                    ---

                 Security Benefit Corporation (Holding Company)           Kansas                   100%

              Security Benefit Life Insurance Company (Stock Life
                               Insurance Company)                         Kansas                   100%

                  Security Investors, LLC (Investment Adviser)            Kansas                   100%

                  Security Distributors, Inc. (Broker/Dealer,
                     Principal Underwriter of Mutual Funds)               Kansas                   100%

                     se2, inc. (Third Party Administrator)                Kansas                   100%

                Security Benefit Academy, Inc. (Daycare Company)          Kansas                   100%

                      Security Financial Resources, Inc.
                              (Financial Services)                        Kansas                   100%

               First Security Benefit Life Insurance and Annuity
                              Company of New York

                         (Stock Life Insurance Company)                  New York                  100%
              Security Global Investors, LLC (Investment Adviser)         Kansas                   100%
                  Rydex Holdings, LLC (Kansas Holding Company)            Kansas                   100%

              Rydex Distributors, Inc. (Broker-Dealer/Underwriter)       Maryland                  100%

                   Padco Advisors, Inc. (Investment Adviser)             Maryland                  100%

                  Padco Advisor II, Inc. (Investment Adviser)            Maryland                  100%


                           Rydex Fund Services, Inc.                     Maryland                  100%

                         Advisor Research Center, Inc.                   Maryland                  100%

                          Rydex Advisory Services, LLC                   Maryland                  100%

                        Rydex Specialized Products, LLC                  Delaware                  100%


              First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate account(s):
              Variable Annuity Account B and T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York.

Item 27.      Number of Contract Owners

              As of March 1, 2010, there were 477 Qualified Contracts and 343 Non-Qualified Contracts issued under Variable Annuity Account A.

Item 28.      Indemnification

              The bylaws of First Security Benefit Life Insurance and Annuity Company of New York provide that the Company shall, to the extend authorized by the laws of the State of New York, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

              Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriters

      (a)(1) Security Distributors, Inc. ("SDI") acts as principal underwriter of the Contracts issued under Variable Annuity Account B, which includes SecureDesigns Variable Annuity and AdvanceDesigns Variable Annuity.

      (a)(2)  SDI also acts as principal underwriter for:

              Variable Annuity Account A (AdvisorDesigns Variable Annuity)

              Variable Annuity Account A (EliteDesigns Variable Annuity)

      (a)(3) In addition, SDI acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:

              SBL Variable Annuity Account I
              SBL Variable Annuity Account III
              SBL Variable Annuity Account IV
              Security Varilife Separate Account (Security Elite Benefit) Security Varilife Separate Account (Security Varilife)
              SBL Variable Life Insurance Account (Varilife)
              Variable Annuity Account IX
              Account XVI
              Parkstone Advantage Variable Annuity
              Variflex Separate Account (Variflex)
              Variflex Separate Account (Variflex ES)
              Variable Annuity Account VIII (Variflex Extra Credit)
              Variable Annuity Account VIII (Variflex LS)
              Variable Annuity Account VIII (Variflex Signature)
              Variable Annuity Account XI (Scarborough Advantage Variable
               Annuity)
              SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity) SBL Variable Annuity Account XIV (AEA Variable Annuity)
              SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity) SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity) SBL Variable Annuity Account XIV (NEA Valuebuilder)
              SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement
               Income Director Variable Annuity)
              SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity) SBL Variable Annuity Account XIV (Security Benefit Advisor
               Variable Annuity)
              SBL Variable Annuity Account XVII (Classic Strategies Variable
               Annuity)
              SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

      (a)(4)  SDI acts as principal underwriter for the following mutualfunds:

              SBL Fund

      (a)(5) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

              Nationwide Multi-Flex Variable Account
              Nationwide Variable Account 9

        (b) Name and Principal                       Position and Offices
            Business Address*                          with Underwriter
            -----------------                        --------------------
            Mark J. Carr                             President and Director

            James R. Schmank                         Vice President and Director

            Richard Martinez                         Treasurer

            Amy J. Lee                               Secretary and Chief
                                                     Compliance Officer

            Christopher D. Swickard                  Assistant Secretary

            Carmen R. Hill                           Assistant Vice President

            Richard Wells                            Director

            Dale W. Martin, Jr.                      Director

              *For all persons listed, except as listed above, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001

(c)                (1)                        (2)                    (3)                  (4)
                   NAME OF             NET UNDERWRITING         COMPENSATION           BROKERAGE
                  PRINCIPAL             DISCOUNTS AND           ON REDEMPTION         COMMISSIONS
                 UNDERWRITER             COMMISSIONS
           Security Distributors,       $267,614.85(1)          $145,229.44(2)             $0
                    Inc.
                     *

            1 FSBL pays commissions to selling broker-dealers through SDI. This is the amount paid to SDI in connection with all Contracts sold through the Separate Account. SDI passes through to the selling broker-dealers all such amounts.

            2 A contingent deferred sales charge may be assessed on a full or partial withdrawal from the Contract. This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the Separate Account, all of which is passed through to FSBL.

Item 30.      Location of Accounts and Records

              All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office - 800 Westchester Ave., Suite 641 N, Rye Brook, New York 10573, and at its administrative office - One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.      Management Services

              All management contracts are discussed in Part A or Part B.

Item 32.      Undertakings

              (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

              (b) Registrant undertakes that it will provide, as part of the Application Kit, a box for the applicant to check if he or she wishes to receive a copy of the Statement of Additional Information.

              (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

              (e) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

              (f) Depositor represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28,
                    1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 27thday of April 2010.

                                FIRST SECURITY BENEFIT LIFE INSURANCE
                                AND ANNUITY COMPANY OF NEW YORK
                                (THE DEPOSITOR)

                                VARIABLE ANNUITY ACCOUNT A
                                (THE REGISTRANT)

                                By:     HOWARD R. FRICKE
                                        -------------------------------------
                                        Howard R. Fricke
                                        President and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2010.

                              SIGNATURES AND TITLES



By:     HOWARD R. FRICKE
        ----------------------------------------------
        Howard R. Fricke, Chairman of the Board,
        Chief Executive Officer, President and
        Director

By:     JOHN F. FRYE
        ----------------------------------------------
        John F. Frye, Vice President, Chief
        Financial Officer and Director (chief
        accounting officer)

By:     JOHN F. GUYOT
        ----------------------------------------------
        John F. Guyot, Vice President, General
        Counsel, Secretary, Director AND as
        Attorney-in-Fact for the Directors noted
        with an *

By:     *
        ----------------------------------------------
        Wayne S. Diviney, Director

By:     *
        ----------------------------------------------
        Stephen R. Herbert, Director

By:     *
        ----------------------------------------------
        Stephen A. Crane, Director

By:     *
        ----------------------------------------------
        Katherine P. White, Director

By:     *
        ----------------------------------------------
        Richard M. Goldman, Director

By:     *
        ----------------------------------------------
        Kalman Bakk, Jr., Director

                                  EXHIBIT INDEX
                                  -------------

(5)
        (d)     Individual Application (Form FSB217 (3-10)

(10)    Consent of Independent Registered Public Account Firm